UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc.

AB Credit Long/Short Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 29.9%
Industrial - 23.6%
Basic - 3.0%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(b)(c)	U.S.$	35	$1,750
Peabody Energy Corp.
10.00%, 3/15/22 (a)(b)(d)		25	4,125
Teck Resources Ltd.
5.40%, 2/01/43		795	552,525
6.25%, 7/15/41		24	18,360
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		57	55,076

			631,836

Communications - Media - 1.9%
CSC Holdings LLC
5.25%, 6/01/24		60	57,113
DISH DBS Corp.
5.875%, 11/15/24		66	63,690
iHeartCommunications, Inc.
6.875%, 6/15/18		104	79,560
9.00%, 12/15/19-9/15/22		142	107,645
Univision Communications, Inc.
5.125%, 2/15/25 (d)		88	90,530

			398,538

Communications - Telecommunications - 4.2%
Frontier Communications Corp.
11.00%, 9/15/25		146	155,855
SFR Group SA
7.375%, 5/01/26 (d)		200	199,750
Sprint Capital Corp.
8.75%, 3/15/32		80	74,600
Windstream Services LLC
6.375%, 8/01/23		523	452,395

			882,600

Consumer Cyclical - Automotive - 0.4%
Meritor, Inc.
7.875%, 3/01/26 (e)(f)		45	53,156
Navistar International Corp.
8.25%, 11/01/21		41	30,340

			83,496

Consumer Cyclical - Other - 1.3%
MDC Holdings, Inc.
5.50%, 1/15/24		5	5,138
6.00%, 1/15/43		125	112,500
PulteGroup, Inc.
6.00%, 2/15/35		140	143,850
7.875%, 6/15/32		19	22,087

			283,575

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.6%
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	120	$122,400

Consumer Non-Cyclical - 3.3%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (d)(g)		121	62,618
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		170	146,200
HCA, Inc.
4.25%, 10/15/19		326	339,040
Sun Products Corp. (The)
7.75%, 3/15/21 (d)		48	49,920
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (d)		125	103,750

			701,528

Energy - 5.8%
Berry Petroleum Co. LLC
6.50%, 9/15/22 (a)(b)		125	60,312
Cenovus Energy, Inc.
4.45%, 9/15/42		135	110,286
CHC Helicopter SA
9.25%, 10/15/20 (a)(b)(h)		172	82,727
9.375%, 6/01/21 (a)(b)(h)		65	10,400
Cobalt International Energy, Inc.
2.625%, 12/01/19 (e)		64	28,600
Denbury Resources, Inc.
4.625%, 7/15/23		17	10,540
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		14	7,000
9.375%, 5/01/20		86	49,020
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		200	171,000
Halcon Resources Corp.
13.00%, 2/15/22 (a)(b)(d)		13	6,890
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (d)		24	22,680
Noble Holding International Ltd.
7.95%, 4/01/45 (i)		200	146,000
SandRidge Energy, Inc.
8.125%, 10/15/22 (a)(b)		150	7,500
8.75%, 6/01/20 (a)(b)(d)		40	13,700
Tervita Corp.
9.75%, 11/01/19 (c)		6	1,560
10.875%, 2/15/18 (c)		190	49,400
Transocean, Inc.
5.05%, 10/15/22 (i)		150	107,250
6.80%, 3/15/38		600	354,000

			1,238,865

	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.5%
General Cable Corp.
4.50%, 11/15/29 (e)(i)	U.S.$	85	$57,056
Laureate Education, Inc.
10.00%, 9/01/19 (d)		297	266,558

			323,614

Technology - 1.4%
Avaya, Inc.
7.00%, 4/01/19 (d)		105	79,275
10.50%, 3/01/21(d)		74	19,980
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (d)		172	185,067
SunEdison, Inc.
3.375%, 6/01/25 (a)(b)(d)(e)		102	4,080

			288,402

Transportation - Services - 0.2%
XPO CNW, Inc.
6.70%, 5/01/34		75	51,000

			5,005,854

Financial Institutions - 6.2%
Banking - 4.2%
Barclays Bank PLC
6.86%, 6/15/32 (d)(j)		73	82,672
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (j)		100	95,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)		24	25,049
Societe Generale SA
8.00%, 9/29/25 (d)(j)		700	689,500

			892,721

Finance - 0.9%
Enova International, Inc.
9.75%, 6/01/21		96	80,640
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (d)		129	101,265

			181,905

Other Finance - 1.1%
CNG Holdings, Inc.
9.375%, 5/15/20 (d)		14	7,000
International Personal Finance PLC
5.75%, 4/07/21 (d)	EUR	200	191,290
iPayment, Inc.
9.50%, 12/15/19 (c)	U.S.$	13	11,514

	Principal Amount (000)		U.S. $ Value
Speedy Group Holdings Corp. 12.00%, 11/15/17 (d)	U.S.$	55	$21,450

			231,254

			1,305,880

Utility - 0.1%
Electric - 0.1%
Calpine Corp.
7.875%, 1/15/23 (d)		22	23,265

Total Corporates - Non-Investment Grade (cost $6,319,735)			6,334,999

CORPORATES - INVESTMENT GRADE - 14.1%
Financial Institutions - 10.1%
Banking - 10.1%
Bank of America Corp.
4.25%, 10/22/26		200	210,780
BNP Paribas SA
7.625%, 3/30/21 (d)(j)		700	727,300
BPCE SA
5.70%, 10/22/23 (d)		200	217,844
Citigroup, Inc.
4.30%, 11/20/26		200	209,707
Cooperatieve Rabobank UA
6.625%, 6/29/21 (d)(j)	EUR	600	696,884
Danske Bank A/S
5.684%, 2/15/17 (j)	GBP	56	74,854

			2,137,369

Industrial - 4.0%
Basic - 2.2%
Vale Overseas Ltd.
6.875%, 11/10/39	U.S.$	500	473,275

Energy - 0.1%
Marathon Oil Corp.
5.20%, 6/01/45		16	14,006
6.60%, 10/01/37		13	13,351

			27,357

Services - 0.8%
Amazon.com, Inc.
4.95%, 12/05/44		135	169,232

Technology - 0.9%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (d)		78	78,609

	Principal Amount (000)		U.S. $ Value
HP, Inc.
6.00%, 9/15/41	U.S.$	100	$99,621

			178,230

			848,094

Total Corporates - Investment Grade (cost $2,784,412)			2,985,463

GOVERNMENTS - SOVEREIGN AGENCIES - 2.9%
Brazil - 1.9%
Petrobras Global Finance BV
6.75%, 1/27/41		500	410,000
United Kingdom - 1.0%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (j)		205	199,055

Total Governments - Sovereign Agencies (cost $511,457)			609,055

	Shares
INVESTMENT COMPANIES - 2.6%
Funds and Investment Trusts - 2.6%
BlackRock Debt Strategies Fund, Inc.		61,300	223,132
Wells Fargo Income Opportunities Fund		39,092	328,764

Total Investment Companies (cost $535,794)			551,896

COMMON STOCKS - 2.6%
Consumer Discretionary - 1.4%
Automobiles - 0.3%
General Motors Co.		1,700	53,618

Hotels, Restaurants & Leisure - 0.4%
eDreams ODIGEO SA (b)		8,483	21,131
Eldorado Resorts, Inc. (b)		2,665	38,510
International Game Technology PLC		1,678	35,070

			94,711

Household Durables - 0.3%
Hovnanian Enterprises, Inc. - Class A (b)		2,224	4,092
MDC Holdings, Inc.		1,466	38,585
Taylor Morrison Home Corp. - Class A (b)		1,700	27,625

			70,302

Media - 0.4%
Clear Channel Outdoor Holdings, Inc. - Class A		4,650	32,503
DISH Network Corp. - Class A (b)		400	21,368
Townsquare Media, Inc. - Class A (b)		2,620	21,432

			75,303

			293,934

Company	Shares	U.S. $ Value
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. (b)	2,168	$11,751
EP Energy Corp. - Class A (b)	1,809	7,544
Triangle Petroleum Corp. (b)	3,670	787
Whiting Petroleum Corp. (b)	1,266	9,330

		29,412

Financials - 0.1%
Consumer Finance - 0.1%
Enova International, Inc. (b)	1,000	9,090

Diversified Financial Services – 0.0%
iPayment, Inc. (b)(k)(l)	714	2,355

		11,445

Health Care - 0.2%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. (b)	1,288	16,448
Quorum Health Corp. (b)	322	3,506

		19,954

Pharmaceuticals - 0.1%
Endo International PLC (b)	1,346	23,367

		43,321

Industrials - 0.4%
Building Products - 0.1%
Nortek, Inc. (b)	375	32,580

Machinery - 0.2%
Navistar International Corp. (b)	2,673	34,268

Road & Rail - 0.1%
Avis Budget Group, Inc. (b)	432	15,867

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (b)	92,500	2,390

		85,105

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
EMC Corp.	1,459	41,260

Materials - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV - Class A	230	17,310

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	6,700	22,037

Total Common Stocks (cost $637,686)		543,824

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 1.6%
Industrial - 1.6%
Capital Goods - 1.6%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (d) (cost $727,964)	U.S.$	1,000	$332,500

EMERGING MARKETS - TREASURIES - 1.4%
Brazil - 1.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/24 (cost $204,981)	BRL	340	305,165

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36	U.S.$	68	59,084
CHL Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		73	63,443
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		36	30,549
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		82	57,028
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		26	26,359

Total Collateralized Mortgage Obligations (cost $255,687)			236,463

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Venezuela - 1.0%
Petroleos de Venezuela SA
9.75%, 5/17/35 (d) (cost $190,303)		500	220,000

EMERGING MARKETS - SOVEREIGNS - 1.0%
Venezuela - 1.0%
Venezuela Government International Bond
9.25%, 9/15/27 (cost $199,684)		450	216,562

ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 1.0%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (d) (cost $210,000)		210	214,121

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.5%
Mexico - 0.5%
Mexican Bonos
Series M
5.75%, 3/05/26 (cost $105,238)	MXN	1,990	$104,651

	Shares
PREFERRED STOCKS - 0.2%
Industrial - 0.2%
Energy - 0.2%
Halcon Resources Corp.
5.75%		150	6,000
Sanchez Energy Corp.
4.875%		1,550	32,841

Total Preferred Stocks (cost $95,070)			38,841

WARRANTS - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Peugeot SA, expiring 4/29/17 (b)		4,850	13,474

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (b)(k)(l)		13,856	7,344

Total Warrants (cost $15,703)			20,818

	Principal Amount (000)
BANK LOANS - 0.0%
Industrial - 0.0%
Basic - 0.0%
Magnetation LLC
12.00%, 8/02/16 (g)(k)(l) (cost $41,126)	U.S.$	41	8,225

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equities - 0.0%
Cliffs Natural Resources, Inc.
Expiration: Oct 2016, Exercise Price: $ 8.00 (b)(m)		63	5,859

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Sep 2016, Exercise Price: $ 225.00 (b)(m)		34	1,462

Total Options Purchased - Calls (premiums paid $6,581)			7,321

	Contracts		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 195.00 (b)(m)		20	$150
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 198.00 (b)(m)		18	162
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 207.00 (b)(m)		48	1,344
SPDR S&P 500 ETF Trust
Expiration: Aug 2016, Exercise Price: $ 210.00 (b)(m)		22	1,023

			2,679

Options on Equities - 0.0%
DIEBOLD, Inc.
Expiration: Nov 2016, Exercise Price: $ 22.50 (b)(m)		62	1,860
Tesla Motors, Inc.
Expiration: Aug 2016, Exercise Price: $ 180.00 (b)(m)		6	375

			2,235

	Notional Amount (000)
Swaptions - 0.0%
IRS Swaption, JPMorgan Chase Bank, NA
Expiration: Oct 2016, Pay: 1.955%, Receive 3-month LIBOR (BBA) (b)	U.S.$	930	856

Total Options Purchased - Puts (premiums paid $24,477)			5,770

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 34.9%
U.S. Treasury Bills - 27.3%
U.S. Treasury Bill
Zero Coupon%, 8/11/16-10/27/16		3,800	3,799,056
Zero Coupon%, 9/15/16 (n)		2,000	1,999,385

Total U.S. Treasury Bills (cost $5,798,441)			5,798,441

	Shares
Investment Companies - 7.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (o)(p) (cost $1,616,180)		1,616,180	1,616,180

	Principal Amount (000)		U.S. $ Value
Total Short-Term Investments (cost $7,414,621)			$7,414,621

Total Investments Before Securities Sold Short - 94.9% (cost $20,280,519)			20,150,295

SECURITIES SOLD SHORT - (87.3)%
CORPORATES - NON-INVESTMENT GRADE - (59.8)%
Financial Institutions - (8.2)%
Banking - (3.7)%
Bankia SA
3.50%, 1/17/19 (d)	EUR	(200)	(239,210)
Societe Generale SA
6.00%, 1/27/20 (d)(j)	U.S.$	(600)	(540,750)

			(779,960)

Finance - (2.7)%
Fly Leasing Ltd.
6.375%, 10/15/21		(200)	(199,500)
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (d)		(400)	(382,000)

			(581,500)

Other Finance - (1.8)%
International Personal Finance PLC
5.75%, 4/07/21 (d)	EUR	(400)	(382,580)

			(1,744,040)

Industrial - (50.1)%
Basic - (8.6)%
Ashland, Inc.
4.75%, 8/15/22	U.S.$	(600)	(622,500)
INEOS Group Holdings SA
5.875%, 2/15/19 (d)		(800)	(822,000)
Lundin Mining Corp.
7.50%, 11/01/20 (d)		(200)	(211,040)
Platform Specialty Products Corp.
6.50%, 2/01/22 (d)		(200)	(173,500)

			(1,829,040)

Capital Goods - (6.4)%
Berry Plastics Corp.
5.50%, 5/15/22		(564)	(589,380)
CNH Industrial Finance Europe SA
Series G
2.75%, 3/18/19 (d)	EUR	(300)	(347,307)
United Rentals North America, Inc.
5.75%, 11/15/24	U.S.$	(400)	(415,000)

			(1,351,687)

Communications - Media - (2.9)%
Lamar Media Corp.

	Principal Amount (000)		U.S. $ Value
5.00%, 5/01/23	U.S.$	(400)	$(416,500)
5.875%, 2/01/22		(200)	(208,750)

			(625,250)

Consumer Cyclical - Automotive - (8.0)%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22		(400)	(423,000)
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23 (d)		(600)	(632,250)
Lear Corp.
5.375%, 3/15/24		(595)	(636,650)

			(1,691,900)

Consumer Cyclical - Other - (2.0)%
Scientific Games International, Inc.
7.00%, 1/01/22 (d)		(400)	(416,000)

Consumer Cyclical - Retailers - (1.9)%
Gap, Inc. (The)
5.95%, 4/12/21		(200)	(213,285)
Rent-A-Center, Inc./TX
6.625%, 11/15/20		(200)	(187,000)

			(400,285)

Consumer Non-Cyclical - (6.9)%
ACCO Brands Corp.
6.75%, 4/30/20		(200)	(211,000)
HCA, Inc.
5.875%, 5/01/23		(497)	(531,790)
Spectrum Brands, Inc.
5.75%, 7/15/25		(400)	(433,000)
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (d)		(200)	(174,000)
Unilabs Subholding AB
8.50%, 7/15/18 (d)	EUR	(100)	(114,617)

			(1,464,407)

Energy - (3.6)%
Cenovus Energy, Inc.
3.80%, 9/15/23	U.S.$	(200)	(192,484)
Continental Resources, Inc./OK
5.00%, 9/15/22		(400)	(374,000)
Southwestern Energy Co.
6.70%, 1/23/25		(200)	(194,000)

			(760,484)

Services - (1.0)%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (d)		(200)	(207,500)

Technology - (8.8)%
First Data Corp.
7.00%, 12/01/23 (d)		(600)	(617,250)

	Principal Amount (000)		U.S. $ Value
MSCI, Inc.
5.25%, 11/15/24 (d)	U.S.$	(400)	$(424,000)
NXP BV/NXP Funding LLC
5.75%, 2/15/21 (d)		(800)	(832,000)

			(1,873,250)

			(10,619,803)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (d)		(189)	(197,505)
Enel SpA
6.50%, 1/10/74 (d)	EUR	(100)	(121,862)

			(319,367)

Total Corporates - Non-Investment Grade (proceeds $12,501,891)			(12,683,210)

CORPORATES - INVESTMENT GRADE - (15.1)%
Financial Institutions - (8.7)%
Banking - (7.0)%
BNP Paribas SA
7.375%, 8/19/25 (d)(j)	U.S.$	(600)	(612,000)
Cooperatieve Rabobank UA
5.50%, 6/29/20 (d)(j)	EUR	(600)	(660,738)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (d)		(150)	(200,801)

			(1,473,539)

Insurance - (1.7)%
Chubb Corp. (The)
6.375%, 4/15/37	U.S.$	(400)	(360,120)

			(1,833,659)

Industrial - (6.4)%
Basic - (2.0)%
Vale SA
5.625%, 9/11/42		(500)	(426,250)

Communications - Telecommunications - (1.1)%
TDC A/S
5.625%, 2/23/23 (d)	GBP	(150)	(231,204)

Energy - (1.2)%
Repsol International Finance BV
3.625%, 10/07/21 (d)	EUR	(200)	(258,843)

Services - (1.1)%
Amazon.com, Inc.
3.80%, 12/05/24	U.S.$	(200)	(224,594)

Technology - (1.0)%
HP, Inc.
4.65%, 12/09/21		(200)	(220,098)

		Shares	U.S. $ Value
			$(1,360,989)

Total Corporates - Investment Grade (proceeds $3,098,978)			(3,194,648)

PREFERRED STOCKS - (8.8)%
Financial Institutions - (8.8)%
Goldman Sachs Group, Inc. (The)
5.95%		(24,000)	(620,880)
JPMorgan Chase & Co.
5.45%		(24,000)	(620,400)
Wells Fargo & Co.
5.20%		(24,000)	(632,880)

Total Preferred Stocks (proceeds $1,885,159)			(1,874,160)

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - (1.1)%
Colombia - (1.1)%
Ecopetrol SA
7.625%, 7/23/19 (proceeds $203,438)	U.S.$	(200)	(227,940)

EMERGING MARKETS - CORPORATE BONDS - (1.0)%
Industrial - (1.0)%
Capital Goods - (1.0)%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (d) (proceeds $669,211)		(800)	(224,000)

EMERGING MARKETS - SOVEREIGNS - (0.8)%
Venezuela - (0.8)%
Venezuela Government International Bond
9.375%, 1/13/34 (proceeds $173,140)		(400)	(177,500)

QUASI-SOVEREIGNS - (0.7)%
Venezuela - (0.7)%
Petroleos de Venezuela SA
6.00%, 5/16/24 (d) (proceeds $141,734)		(400)	(146,160)

Total Securities Sold Short (cost $(18,673,551))			(18,527,618)

Total Investments - 7.6% (cost $1,606,968) (q)			1,622,677
Other assets less liabilities - 92.4% (r)			19,594,111

Net Assets - 100.0%			$21,216,788

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	4	September 2016	$121,331	$133,400	$12,069
Long Gilt Futures	1	September 2016	164,876	173,305	8,429
U.S. T-Note 10 Yr (CBT) Futures	1	September 2016	129,650	133,047	3,397
Sold Contracts
Euro-Bund Futures	11	September 2016	2,030,811	2,063,728	(32,917)
Euro-OAT Futures	9	September 2016	1,629,026	1,631,554	(2,528)
S&P 500 Emini Futures	2	September 2016	210,917	216,820	(5,903)
U.S. Long Bond (CBT) Futures	2	September 2016	326,356	348,875	(22,519)

					$(39,972)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	1,369	USD	203	9/22/16	$(2,004)
Goldman Sachs Bank USA	BRL	778	USD	231	8/02/16	(8,609)
Goldman Sachs Bank USA	USD	240	BRL	778	8/02/16	(252)
Goldman Sachs Bank USA	TWD	6,987	USD	214	8/05/16	(4,916)
Goldman Sachs Bank USA	KRW	253,714	USD	221	9/22/16	(5,467)
Standard Chartered Bank	BRL	778	USD	240	8/02/16	252
Standard Chartered Bank	USD	236	BRL	778	8/02/16	3,613
Standard Chartered Bank	BRL	778	USD	234	9/02/16	(3,431)
Standard Chartered Bank	USD	1,374	EUR	1,236	10/06/16	11,617
State Street Bank & Trust Co.	MXN	1,978	USD	108	8/04/16	2,061
State Street Bank & Trust Co.	USD	203	MXN	3,844	8/04/16	2,266
State Street Bank & Trust Co.	JPY	11,417	USD	107	8/05/16	(4,942)
State Street Bank & Trust Co.	USD	122	RUB	8,066	8/18/16	(716)
State Street Bank & Trust Co.	CAD	143	USD	111	9/08/16	1,551
State Street Bank & Trust Co.	DKK	123	USD	19	9/09/16	222
State Street Bank & Trust Co.	NOK	1,796	USD	211	9/09/16	(1,782)
State Street Bank & Trust Co.	USD	217	NOK	1,796	9/09/16	(4,342)
State Street Bank & Trust Co.	USD	214	SEK	1,762	9/09/16	(8,046)
State Street Bank & Trust Co.	SGD	296	USD	220	9/22/16	(919)
State Street Bank & Trust Co.	USD	155	GBP	118	9/23/16	1,270
State Street Bank & Trust Co.	EUR	5	USD	5	10/06/16	(89)

						$(22,663)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Cliffs Natural Resources, Inc. (m)	63	$10.00	October 2016	$1,510	$(2,142)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (m)	40	$187.00	August 2016	$3,358	$(180)
SPDR S&P 500 ETF Trust (m)	18	188.00	August 2016	2,051	(81)
SPDR S&P 500 ETF Trust (m)	48	201.00	August 2016	2,110	(600)
SPDR S&P 500 ETF Trust (m)	22	203.00	August 2016	681	(352)
Tesla Motors, Inc. (m)	6	150.00	August 2016	732	(69)

				$8,932	$(1,282)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	2.86%		$660	$(48,313)	$(9,361)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.02		210	(9,900)	(3,219)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.02		410	(19,327)	(9,785)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.02		410	(19,328)	(7,631)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.02		420	(19,798)	(14,068)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.72		2,500	(26,480)	5,645
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	2.90	EUR	173	(15,696)	(4,935)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	(5.00)	2.90		691	(62,783)	(15,618)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	3.18		380	(36,115)	(10,099)
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	(5.00)	3.18		560	(53,227)	(14,708)
Sale Contracts
Morgan Stanley & Co. LLC/(CME)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	2.86		$495	36,235	9,241
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	2.86		165	12,078	5,333
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		260	12,257	9,584

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00%	2.90%	EUR 806	$73,231	$8,403
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	2.90	173	15,695	3,239
iTraxx-XOVER Series 25, 5 Year Index, 6/20/21*	5.00	3.18	922	87,635	44,919

				$(73,836)	$(3,060)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$250	5/09/19	1.732%	3 Month LIBOR	$(6,156)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Repsol International Finance BV, 4.875%, 2/19/19, 6/20/21*	(1.00)%	1.88%	EUR	200	$9,007	$18,254	$(9,247)
Barclays Bank PLC
Republic of Indonesia, 6.875%, 3/09/17, 6/20/21*	(1.00)	1.61		$600	16,152	28,194	(12,042)
Windstream Services, LLC, 7.875%, 11/01/17. 6/20/21*	(5.00)	6.06		400	15,008	45,840	(30,832)
Citibank, NA
Alcoa Inc., 5.720%, 2/23/19, 6/20/21*	(1.00)	2.48		200	13,186	26,428	(13,242)
Dell Inc., 7.100%, 4/15/28, 6/20/21*	(1.00)	3.53		200	22,132	35,333	(13,201)
Federative Republic of Brazil, 4.250% 1/07/25, 06/20/21*	(1.00)	2.87		400	33,454	46,607	(13,153)
Quest Diagnostics, Inc. 6.950%, 7/01/37, 12/20/20*	(1.00)	0.46		500	(12,002)	(1,654)	(10,348)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Renault, 5.625%, 3/22/17, 12/20/19*	(1.00)%	0.71%	EUR	160	$(1,860)	$0	$(1,860)
Republic of Colombia, 10.375%, 1/28/33, 6/20/21*	(1.00)	1.96		$600	25,943	29,469	(3,526)
Republic of South Africa, 5.500%, 3/09/20, 6/20/21*	(1.00)	2.50		600	40,294	54,384	(14,090)
Republic of Turkey, 11.875%, 1/15/30, 6/20/21*	(1.00)	2.71		600	45,899	41,144	4,755
Russian Federation, 7.500%, 3/31/30, 6/20/21*	(1.00)	2.37		400	24,557	32,374	(7,817)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)	9.15		1,000	130,373	83,362	47,011
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)	0.55		1,000	(14,790)	(15,380)	590
ConAgra Foods, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	0.65		600	(10,788)	(4,670)	(6,118)
Western Union Co., 3.650%, 8/22/18, 9/20/17*	(1.00)	0.24		600	(5,670)	(3,028)	(2,642)
Deutsche Bank AG
Lloyds Bank PLC, 1.50%, 5/02/17, 12/20/19*	(1.00)	0.78	EUR	470	(4,423)	(8,638)	4,215
Goldman Sachs International
Amkor Technology, Inc., 6.625%, 6/01/21, 6/20/21*	(5.00)	3.18		$100	(8,751)	(4,907)	(3,844)
Boyd Gaming Corp., 6.875%, 5/15/23, 6/20/21*	(5.00)	2.85		200	(20,700)	(16,065)	(4,635)
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/16*	(5.00)	21.83		49	2,855	6,722	(3,867)
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/18*	(1.00)	2.04		250	4,563	3,814	749

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/21*	(5.00)%	6.15%		$600	$25,337	$114,526	$(89,189)
Transocean Inc., 7.375%, 4/15/18, 6/20/21*	(5.00)	10.03		320	59,074	95,695	(36,621)
Transocean, Inc., 7.375%, 4/15/18, 6/20/21*	(1.00)	10.03		300	102,247	121,767	(19,520)
YUM! Brands, Inc., 6.250%, 3/15/18, 6/20/21*	(1.00)	1.75		200	6,688	13,399	(6,711)
JPMorgan Chase Bank, NA
Kohl’s Corp., 6.25%, 12/15/17, 6/20/17*	(1.00)	0.22		400	(3,279)	(1,540)	(1,739)
Morgan Stanley Capital Services LLC
British Telecommunications Public Limited Company, 5.75%, 12/07/28, 12/20/20*	(1.00)	0.67	EUR	960	(16,217)	(9,132)	(7,085)
Koninklijke KPN N.V., 7.50%, 2/04/19, 12/20/20*	(1.00)	0.59		350	(7,356)	(496)	(6,860)
Noble Corp., 4.900%, 8/01/20, 6/20/21*	(1.00)	6.08		$150	30,474	47,007	(16,533)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00	8.26		20	(1,919)	687	(2,606)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	1.88		20	2,440	1,227	1,213
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	33.13		35	(21,669)	(24,299)	2,630
Citibank, NA
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	4.11		20	(2,162)	(1,864)	(298)
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	1.69		20	(491)	(1,359)	868

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00%	1.48%		$20	$(336)	$(663)	$327
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00	9.15		1,200	(319,988)	(234,098)	(85,890)
Unitymedia GmbH, 6.125%, 1/15/25, 6/20/20*	5.00	1.56	EUR	90	13,845	12,860	985
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	6.81		$20	(3,871)	(1,444)	(2,427)
Credit Suisse International
AT&T, Inc., 1.600%, 2/15/17, 9/20/19*	1.00	0.47		1,000	17,079	17,852	(773)
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00	6.40		20	(3,675)	(2,880)	(795)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18		207	(21,430)	(26,504)	5,074
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18		65	(6,729)	(8,514)	1,785
Freeport-McMoran Inc., 3.550%, 3/01/22, 6/20/20*	1.00	4.69		20	(2,587)	(1,180)	(1,407)
Teck Resources Limited, 3.150%, 1/15/17, 6/20/20*	1.00	5.27		20	(2,997)	(1,255)	(1,742)
Transocean Inc., 7.375%, 4/15/18, 6/20/20*	1.00	9.15		20	(5,333)	(3,515)	(1,818)
Western Union Co., 3.650%, 8/22/18, 9/20/19*	1.00	0.70		400	3,777	(3,494)	7,271
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18		252	(26,089)	(42,887)	16,798
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18		138	(14,287)	(18,266)	3,979
iHeartCommunications, Inc., 6.875%, 6/15/18, 12/20/20*	5.00	33.13		75	(46,443)	(60,375)	13,932
iHeartCommunications, Inc., 6.875%, 6/15/18, 6/20/21*	5.00	32.65		50	(31,740)	(33,679)	1,939
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/20*	1.00	5.27		200	(29,963)	(15,870)	(14,093)

					$(3,161)	$329,289	$(332,450)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
Markit iBoxx USD Liquid High Yield Index	620,000	LIBOR	$620	9/20/16	$20,885
Citibank, NA
Markit iBoxx USD Liquid High Yield Index	509,000	LIBOR	509	9/20/16	22,246
Markit iBoxx USD Liquid High Yield Index	163,000	LIBOR	163	9/20/16	6,167
Markit iBoxx USD Liquid High Yield Index	76,000	LIBOR	76	9/20/16	2,560
JPMorgan Chase Bank, NA
Markit iBoxx USD Liquid High Yield Index	193,000	LIBOR	193	9/20/16	8,628
Markit iBoxx USD Liquid High Yield Index	147,000	LIBOR	147	9/20/16	4,128
Markit iBoxx USD Liquid High Yield Index	77,000	LIBOR	77	9/20/16	2,233
Morgan Stanley Capital Services LLC
Markit iBoxx USD Liquid High Yield Index	108,000	LIBOR	108	9/20/16	4,114
Markit iBoxx USD Liquid High Yield Index	107,000	LIBOR	107	9/20/16	3,398
Pay Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx USD Liquid High Yield Index	620,000	LIBOR	620	9/20/16	(11,123)

					$63,236

(a)	Defaulted.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
iPayment, Inc.
9.50%, 12/15/19	12/29/14	$12,490	$11,514	0.05%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	12/19/15	21,437	1,750	0.01%
Tervita Corp.
9.75%, 11/01/19	5/02/16	1,282	1,560	0.01%
Tervita Corp.
10.875%, 2/15/18	5/07/14	$57,627	$49,400	0.23%

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to ($4,431,445) or (20.9%) of net assets.
(e)	Convertible security.
(f)	Variable rate coupon, rate shown as of July 31, 2016.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2016.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/20	12/02/14	$64,892	$82,727	0.39%
CHC Helicopter SA
9.375%, 6/01/21	2/19/16	4,550	10,400	0.05%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Illiquid security.
(l)	Fair valued by the Adviser.
(m)	One contract relates to 100 shares.
(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,642,287 and gross unrealized depreciation of investments was $(1,626,578), resulting in net unrealized appreciation of $15,709.
(r)	An amount of U.S. $82,105 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2016.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc.

AB Credit Long/Short Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$6,194,819		$140,180		$6,334,999
Corporates - Investment Grade		– 0	–	2,985,463		– 0	–	2,985,463
Governments - Sovereign Agencies		– 0	–	609,055		– 0	–	609,055
Investment Companies		551,896		– 0	–	– 0	–	551,896
Common Stocks		498,301		43,168		2,355		543,824
Emerging Markets - Corporate Bonds		– 0	–	332,500		– 0	–	332,500
Emerging Markets - Treasuries		– 0	–	305,165		– 0	–	305,165
Collateralized Mortgage Obligations		– 0	–	236,463		– 0	–	236,463
Quasi-Sovereigns		– 0	–	220,000		– 0	–	220,000
Emerging Markets - Sovereigns		– 0	–	216,562		– 0	–	216,562
Asset-Backed Securities		– 0	–	– 0	–	214,121		214,121
Governments - Treasuries		– 0	–	104,651		– 0	–	104,651
Preferred Stocks		– 0	–	38,841		– 0	–	38,841
Warrants		13,474		– 0	–	7,344		20,818
Bank Loans		– 0	–	– 0	–	8,225		8,225
Options Purchased - Calls		– 0	–	7,321		– 0	–	7,321
Options Purchased - Puts		– 0	–	5,770		– 0	–	5,770
Short-Term Investments:		– 0	–
U.S. Treasury Bills		– 0	–	5,798,441		– 0	–	5,798,441
Investment Companies		1,616,180		– 0	–	– 0	–	1,616,180
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(12,683,210)		– 0	–	(12,683,210)
Corporates - Investment Grade		– 0	–	(3,194,648)		– 0	–	(3,194,648)
Preferred Stocks		(1,874,160)		– 0	–	– 0	–	(1,874,160)
Governments - Sovereign Agencies		– 0	–	(227,940)		– 0	–	(227,940)
Emerging Markets - Corporate Bonds		– 0	–	(224,000)		– 0	–	(224,000)
Emerging Markets - Sovereigns		– 0	–	(177,500)		– 0	–	(177,500)
Quasi-Sovereigns		– 0	–	(146,160)		– 0	–	(146,160)

Total Investments in Securities		805,691		444,761		372,225		1,622,677

Other Financial Instruments(a):
Assets:
Futures		11,826		12,069		– 0	–	23,895
Forward Currency Exchange Contracts		– 0	–	22,852		– 0	–	22,852
Centrally Cleared Credit Default Swaps		– 0	–	86,364		– 0	–	86,364
Credit Default Swaps		– 0	–	114,121		– 0	–	114,121
Total Return Swaps		– 0	–	74,359		– 0	–	74,359
Liabilities:
Futures		(63,867)		– 0	–	– 0	–	(63,867)
Forward Currency Exchange Contracts		– 0	–	(45,515)		– 0	–	(45,515)
Call Options Written		– 0	–	(2,142)		– 0	–	(2,142)
Put Options Written		– 0	–	(1,282)		– 0	–	(1,282)
Centrally Cleared Credit Default Swaps		– 0	–	(89,424)		– 0	–	(89,424)
Centrally Cleared Interest Rate Swaps		– 0	–	(6,156)		– 0	–	(6,156)
Credit Default Swaps		– 0	–	(446,571)		– 0	–	(446,571)
Total Return Swaps		– 0	–	(11,123)		– 0	–	(11,123)

Total (b)		$753,650		$152,313		$372,225		$1,278,188

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Common Stocks		Collateralized Mortgage Obligations
Balance as of 10/31/15	$120,900		$3,675			$358,384
Accrued discounts/(premiums)	206		– 0	–		4
Realized gain (loss)	– 0	–	– 0	–		785
Change in unrealized appreciation/depreciation	(824)		(1,320)			(611)
Purchases/Payups	19,898		– 0	–		– 0	–
Sales/Paydowns	– 0	–	– 0	–		(67,947)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(290,615)

Balance as of 7/31/16	$140,180		$2,355		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(824)		$(1,320)		$	– 0	–

	Asset-Backed Securities		Warrants		Bank Loans
Balance as of 10/31/15	$ – 0	–	$13,856			$133,325
Accrued discounts/(premiums)	– 0	–	– 0	–		597
Realized gain (loss)	– 0	–	– 0	–		122
Change in unrealized appreciation/depreciation	4,121		(6,512)			(29,632)
Purchases	210,000		– 0	–		3,563
Sales	– 0	–	– 0	–		(99,750)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 7/31/16	$214,121		$7,344			$8,225

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$4,121		$(6,512)			$(29,463)

	Total
Balance as of 10/31/15	$630,140
Accrued discounts/(premiums)	807
Realized gain (loss)	907
Change in unrealized appreciation/depreciation	(34,778)
Purchases/Payups	233,461
Sales/Paydowns	(167,697)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(290,615	)(a)

Balance as of 7/31/16	$372,225

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(33,998)

(a)	An amount of $290,615 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at July 31, 2016. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Bank Loans	$8,225	Market-Approach	EBITDA* EBITDA* Multiple Scrap Value	$ $	18.5 mil - $40 mil 5X 110 mil

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$2,653	$19,757	$20,794	$1,616	$6

AB Bond Fund, Inc.

Bond Inflation Strategy

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 86.6%
United States - 86.6%
U.S. Treasury Inflation Index
0.125%, 4/15/18-1/15/23 (TIPS)	U.S.$	23,266	$23,558,967
0.125%, 4/15/19-7/15/24 (TIPS) (a)		77,383	78,682,806
0.25%, 1/15/25 (TIPS) (a)		29,196	29,792,467
0.375%, 7/15/23 (TIPS)		18,811	19,454,758
0.375%, 7/15/25 (TIPS) (a)		28,492	29,496,778
0.625%, 7/15/21 (TIPS) (a)		33,408	35,037,037
0.625%, 1/15/24 (TIPS)		19,275	20,218,475
1.375%, 1/15/20 (TIPS)		7,680	8,155,202
2.00%, 1/15/26 (TIPS)		9,290	10,961,001
2.125%, 1/15/19 (TIPS)		17,128	18,244,632
2.375%, 1/15/27 (TIPS)		4,400	5,423,177

Total Inflation-Linked Securities (cost $272,808,062)			279,025,300

CORPORATES - INVESTMENT GRADE - 19.6%
Industrial - 13.1%
Basic - 1.2%
Barrick Gold Corp.
4.10%, 5/01/23		47	50,427
Dow Chemical Co. (The)
8.55%, 5/15/19		67	79,785
Eastman Chemical Co.
3.80%, 3/15/25		300	318,157
Glencore Funding LLC
3.125%, 4/29/19 (b)		1,720	1,707,100
International Paper Co.
4.75%, 2/15/22		592	659,545
LyondellBasell Industries NV
5.75%, 4/15/24		405	484,523
Minsur SA
6.25%, 2/07/24 (b)		314	323,307
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (b)		393	381,210

			4,004,054

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (c)		191	205,802
Yamana Gold, Inc.
4.95%, 7/15/24		403	409,413

			615,215

Communications - Media - 1.5%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,095	1,148,390
6.15%, 2/15/41		115	151,157
CBS Corp.
3.50%, 1/15/25		300	313,182
5.75%, 4/15/20		325	370,700

	Principal Amount (000)		U.S. $ Value
Cox Communications, Inc.
2.95%, 6/30/23 (b)	U.S.$	163	$155,515
Discovery Communications LLC
3.45%, 3/15/25		323	318,015
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (b)(c)		409	429,654
RELX Capital, Inc.
8.625%, 1/15/19		460	531,852
S&P Global, Inc.
4.40%, 2/15/26		611	686,883
Time Warner Cable, Inc.
4.50%, 9/15/42		235	228,251
5.00%, 2/01/20		35	38,264
8.75%, 2/14/19		25	29,072
Time Warner, Inc.
3.55%, 6/01/24		537	575,668

			4,976,603

Communications - Telecommunications - 1.1%
American Tower Corp.
3.50%, 1/31/23		300	312,171
4.70%, 3/15/22		395	438,871
5.05%, 9/01/20		35	38,975
AT&T, Inc.
3.00%, 2/15/22		1,255	1,298,208
3.80%, 3/15/22		274	295,372
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	46,356
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	400	459,579
Verizon Communications, Inc.
4.272%, 1/15/36		602	629,327

			3,518,859

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	408,680
5.875%, 8/02/21		640	738,088
General Motors Co.
3.50%, 10/02/18		425	438,831

			1,585,599

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		616	684,069
Kohl’s Corp.
5.55%, 7/17/45		415	396,845
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		935	1,005,327

			2,086,241

Consumer Non-Cyclical - 4.1%
AbbVie, Inc.
3.60%, 5/14/25		455	482,503
Actavis Funding SCS
3.80%, 3/15/25		803	853,337

	Principal Amount (000)		U.S. $ Value
3.85%, 6/15/24	U.S.$	278	$295,806
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,826
Altria Group, Inc.
2.625%, 1/14/20		930	970,106
4.75%, 5/05/21		195	223,729
Baxalta, Inc.
3.60%, 6/23/22		700	729,954
Bayer US Finance LLC
3.375%, 10/08/24 (b)		374	390,661
Becton Dickinson and Co.
3.734%, 12/15/24		388	422,118
Biogen, Inc.
3.625%, 9/15/22		436	468,040
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	95,006
Celgene Corp.
3.875%, 8/15/25		520	564,148
Gilead Sciences, Inc.
3.65%, 3/01/26		335	365,471
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		648	684,495
Kraft Heinz Foods Co.
2.80%, 7/02/20 (b)		350	365,573
3.50%, 7/15/22 (b)		447	479,814
Laboratory Corp. of America Holdings
3.60%, 2/01/25		275	290,005
Medtronic, Inc.
3.50%, 3/15/25		895	980,111
Newell Brands, Inc.
3.15%, 4/01/21		814	853,759
3.85%, 4/01/23		238	254,345
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		217	226,312
3.90%, 12/15/24		310	321,372
Reynolds American, Inc.
4.00%, 6/12/22		611	670,128
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		599	609,390
3.15%, 10/01/26		400	408,769
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		363	398,953
Tyson Foods, Inc.
2.65%, 8/15/19		199	204,465
3.95%, 8/15/24		650	708,360

			13,324,556

Energy - 2.3%
Energy Transfer Partners LP
5.20%, 2/01/22		510	544,113
6.125%, 2/15/17		145	148,202
EnLink Midstream Partners LP
5.05%, 4/01/45		352	293,704
Enterprise Products Operating LLC
3.70%, 2/15/26		771	802,986
5.20%, 9/01/20		335	378,360

	Principal Amount (000)		U.S. $ Value
Husky Energy, Inc.
7.25%, 12/15/19	U.S.$	93	$106,496
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	866,874
4.15%, 3/01/22		104	108,453
Marathon Petroleum Corp.
5.125%, 3/01/21		280	312,340
Noble Energy, Inc.
3.90%, 11/15/24		491	502,559
4.15%, 12/15/21		127	134,619
8.25%, 3/01/19		387	443,276
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	595,301
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	114,822
Schlumberger Holdings Corp.
3.00%, 12/21/20 (b)		845	886,377
Spectra Energy Capital LLC
8.00%, 10/01/19		8	9,268
Valero Energy Corp.
6.125%, 2/01/20		476	538,319
Williams Partners LP
3.90%, 1/15/25		350	331,544
4.125%, 11/15/20		300	304,332

			7,421,945

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (b)		356	357,133

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		217	231,371

Technology - 1.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (b)		805	841,173
Fidelity National Information Services, Inc.
3.50%, 4/15/23		112	117,146
5.00%, 10/15/25		2	2,315
KLA-Tencor Corp.
4.65%, 11/01/24		639	704,861
Lam Research Corp.
2.80%, 6/15/21		250	257,874
Micron Technology, Inc.
7.50%, 9/15/23 (b)		209	228,529
Motorola Solutions, Inc.
7.50%, 5/15/25		483	574,505
Seagate HDD Cayman
4.75%, 1/01/25		398	348,302
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		426	441,906
Total System Services, Inc.
2.375%, 6/01/18		259	260,698

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
7.375%, 4/01/23 (b)	U.S.$	315	$342,956

			4,120,265

			42,241,841

Financial Institutions - 5.6%
Banking - 3.6%
Bank of America Corp.
Series E
0.559% (LIBOR 3 Month + 0.84%), 3/28/18 (d)	EUR	900	1,003,685
Barclays Bank PLC
6.625%, 3/30/22 (b)		101	137,879
Barclays PLC
3.65%, 3/16/25	U.S.$	294	289,874
BPCE SA
5.70%, 10/22/23 (b)		213	232,004
Capital One Financial Corp.
5.25%, 2/21/17		150	152,978
Citigroup, Inc.
3.875%, 3/26/25		655	678,705
Cooperatieve Rabobank UA
4.375%, 8/04/25		396	417,822
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (b)		478	504,497
Goldman Sachs Group, Inc. (The)
2.274% (LIBOR 3 Month + 1.60%), 11/29/23 (d)		810	810,132
JPMorgan Chase & Co.
4.25%, 10/15/20		55	59,832
Lloyds Banking Group PLC
3.10%, 7/06/21		400	404,888
Mitsubishi UFJ Financial Group, Inc.
2.553% (LIBOR 3 Month + 1.88%), 3/01/21 (d)		813	840,214
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (b)		816	899,917
Morgan Stanley
Series G
5.50%, 7/28/21		456	522,121
Murray Street Investment Trust I
4.647%, 3/09/17		52	52,897
PNC Bank NA
3.80%, 7/25/23		940	1,022,528
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (b)(c)		375	374,606
Santander Bank, NA
1.597% (LIBOR 3 Month + 0.93%), 1/12/18 (d)		890	885,453
Santander Issuances SAU
5.179%, 11/19/25		400	410,420
Santander UK PLC
5.00%, 11/07/23 (b)		505	526,462

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
6.409%, 1/30/17 (b)(c)	U.S.$	400	$370,580
UBS AG/Stamford CT
7.625%, 8/17/22		465	540,562
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (b)		453	477,577

			11,615,633

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	810,142

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	207,250
International Lease Finance Corp.
5.875%, 4/01/19		294	319,725

			526,975

Insurance - 1.0%
American International Group, Inc.
4.875%, 6/01/22		625	700,873
Coventry Health Care, Inc.
5.45%, 6/15/21		415	471,606
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		535	611,646
5.50%, 3/30/20		24	27,016
6.10%, 10/01/41		165	206,214
Lincoln National Corp.
8.75%, 7/01/19		175	206,388
MetLife, Inc.
5.70%, 6/15/35		90	111,008
7.717%, 2/15/19		180	208,047
Series C
5.25%, 6/15/20 (c)		44	44,035
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (b)		360	401,153
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		125	199,481

			3,187,467

REITS - 0.6%
Host Hotels & Resorts LP
5.25%, 3/15/22		175	193,569
Trust F/1401
5.25%, 12/15/24 (b)		559	584,993
Welltower, Inc.
5.25%, 1/15/22		890	1,002,566

			1,781,128

			17,921,345

Utility - 0.9%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	458,148

	Principal Amount (000)		U.S. $ Value
CMS Energy Corp.
5.05%, 3/15/22	U.S.$	144	$163,763
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	101,405
Entergy Corp.
4.00%, 7/15/22		607	658,364
Exelon Corp.
2.85%, 6/15/20		570	592,330
Exelon Generation Co. LLC
4.25%, 6/15/22		416	445,860

			2,419,870

Natural Gas - 0.2%
NiSource Finance Corp.
6.80%, 1/15/19		75	84,366
Talent Yield Investments Ltd.
4.50%, 4/25/22 (b)		480	521,642

			606,008

			3,025,878

Total Corporates - Investment Grade (cost $60,351,808)			63,189,064

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 8.0%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		258	265,444
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		571	570,072
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		1,070	1,115,690
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		885	952,619
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (b)		486	473,061
Series 2013-GC11, Class D
4.456%, 4/10/46 (b)		420	395,095
Series 2015-GC27, Class A5
3.137%, 2/10/48		707	751,494
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.765%, 5/15/46		431	442,958
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		570	575,095
Series 2007-GG9, Class A4
5.444%, 3/10/39		553	557,787
Series 2007-GG9, Class AM

	Principal Amount (000)		U.S. $ Value
5.475%, 3/10/39	U.S.$	598	$606,650
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		329	330,187
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A3
5.542%, 1/15/49		289	291,733
Series 2007-C3, Class AM
5.699%, 6/15/39		463	465,213
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		631	698,320
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.697%, 11/10/46 (b)		368	395,462
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		760	777,577
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45		535	546,090
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		584	573,904
Series 2014-GC18, Class D
4.943%, 1/10/47 (b)		581	492,097
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (b)		251	250,280
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		392	391,479
Series 2006-LDP9, Class AM
5.372%, 5/15/47		370	371,964
Series 2007-CB19, Class AM
5.699%, 2/12/49		295	301,907
Series 2007-LD12, Class AM
6.007%, 2/15/51		245	253,241
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,643	1,667,052
Series 2007-LDPX, Class A3
5.42%, 1/15/49		390	395,062
Series 2011-C5, Class D
5.321%, 8/15/46 (b)		266	276,002
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		670	745,261
Series 2015-C32, Class C
4.668%, 11/15/48		545	534,026
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		288	268,683
Series 2007-C1, Class A4
5.424%, 2/15/40		460	463,776
Series 2007-C1, Class AM
5.455%, 2/15/40		290	292,717
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		546	550,325

	Principal Amount (000)		U.S. $ Value
Series 2015-3, Class A2
2.729%, 4/20/48 (b)	U.S.$	698	$683,569
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43		297	296,312
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		879	881,450
Series 2007-9, Class A4
5.70%, 9/12/49		118	122,647
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		320	325,827
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		377	392,308
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	295,248
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,429,050
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (b)		229	252,755
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		83	82,982
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.801%, 11/15/45 (b)		327	324,121
Series 2013-C14, Class A5
3.337%, 6/15/46		862	931,896
Series 2014-C20, Class A2
3.036%, 5/15/47		648	674,633

			25,731,121

Non-Agency Floating Rate CMBS - 2.2%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (e)		1,689	1,737,853
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.632% (LIBOR 1 Month + 1.15%), 6/15/34 (b)(d)		361	358,615
H/2 Asset Funding NRE
Series 2015-1A
2.141%, 6/24/49 (b)(d)		645	638,568
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.401% (LIBOR 1 Month + 0.92%), 6/15/29 (b)(d)		1,068	1,059,973
Series 2015-SGP, Class A

	Principal Amount (000)		U.S. $ Value
2.181% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(d)	U.S.$	853	$856,130
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.312% (LIBOR 1 Month + 1.87%), 8/15/26 (b)(d)		241	240,374
Series 2015-XLF2, Class SNMA
2.392% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(d)		241	242,261
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.531% (LIBOR 1 Month + 1.05%), 4/15/32 (b)(d)		237	234,014
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.701% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(d)		1,084	1,072,109
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (e)		537	564,983

			7,004,880

Total Commercial Mortgage-Backed Securities (cost $32,828,620)			32,736,001

ASSET-BACKED SECURITIES - 9.2%
Autos - Fixed Rate - 4.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		341	342,695
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		707	708,440
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (b)		92	92,115
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (b)		420	421,575
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		289	295,129
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		706	707,268
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		850	850,586
Series 2015-2, Class A3
1.31%, 8/15/19		530	530,360
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		200	201,163
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		857	862,351

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (b)	U.S.$	248	$246,576
Series 2014-B, Class A
1.11%, 11/15/18 (b)		146	144,843
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (b)		77	76,526
Series 2016-AA, Class A2A
1.50%, 3/15/18 (b)		38	37,632
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (b)		100	99,728
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		501	499,943
Exeter Automobile Receivables Trust
Series 2014-2A, Class A
1.06%, 8/15/18 (b)		14	14,201
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		250	249,073
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (b)		325	346,189
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		225	224,601
Series 2014-2, Class A
2.31%, 4/15/26 (b)		728	740,710
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		798	802,410
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		599	599,340
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		367	367,544
Hertz Vehicle Financing II LP
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		508	507,178
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (b)		368	360,606
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		322	323,790
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (b)		188	187,676
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		557	558,239
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	165,183

	Principal Amount (000)		U.S. $ Value
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	U.S.$	318	$318,294
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		587	588,498
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (b)		750	754,717
Series 2015-3, Class A2A
1.02%, 9/17/18		146	145,516
Series 2015-4,Class A2A
1.20%, 12/17/18		147	146,825
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (b)		217	216,878
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (b)		207	206,788

			13,941,186

Credit Cards - Fixed Rate - 2.0%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		474	475,044
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		523	537,439
Series 2015-2, Class A
1.56%, 3/15/21		728	731,515
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		692	697,404
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		825	825,879
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		718	727,715
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,104,941
Series 2016-1, Class A
2.04%, 3/15/22		209	212,169
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		373	374,383
Series 2015-B,Class A
2.55%, 6/17/24		551	568,704

			6,255,193

Autos - Floating Rate - 1.1%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.981% (LIBOR 1 Month + 0.50%), 7/15/20 (b)(d)		1,037	1,036,875

	Principal Amount (000)		U.S. $ Value
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.051% (LIBOR 1 Month + 0.57%), 1/15/22 (d)	U.S.$	692	$689,429
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.867% (LIBOR 1 Month + 0.38%), 7/20/19 (d)		534	532,623
Series 2015-1, Class A
0.987% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		620	618,531
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.024% (LIBOR 1 Month + 0.55%), 12/10/27 (b)(d)		346	345,866
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.831% (LIBOR 1 Month + 0.35%), 7/22/19 (b)(d)		330	327,573

			3,550,897

Other ABS - Fixed Rate - 1.1%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (b)		111	110,791
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (b)		340	344,972
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	497,241
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (b)		247	246,935
Series 2015-2, Class A2A
1.42%, 12/22/17 (b)		286	286,118
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)		310	310,296
SBA Tower Trust
3.156%, 10/15/20 (b)		851	869,722
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.09%, 10/27/25 (b)		384	383,940
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (b)		481	490,438

			3,540,453

Credit Cards - Floating Rate - 0.7%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.831% (LIBOR 1 Month + 0.35%), 3/16/20 (d)		600	599,850

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.831% (LIBOR 1 Month + 0.35%), 8/17/20 (d)	U.S.$	501	$501,256
First National Master Note Trust
Series 2013-2, Class A
1.011% (LIBOR 1 Month + 0.53%), 10/15/19 (d)		794	794,314
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.961% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		403	403,372

			2,298,792

Total Asset-Backed Securities (cost $29,420,984)			29,586,521

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
Risk Share Floating Rate - 5.1%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
6.988% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(f)		272	273,555
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.988% (LIBOR 1 Month + 2.50%), 7/25/25 (d)(f)		200	199,623
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		1,030	1,072,307
Series 2014-DN3, Class M3
4.488% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		1,055	1,083,949
Series 2014-HQ3, Class M3
5.238% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		323	340,213
Series 2015-DNA1, Class M3
3.788% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		260	264,452
Series 2015-DNA2, Class M2
3.088% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		1,046	1,069,759
Series 2015-DNA3, Class M3
5.188% (LIBOR 1 Month + 4.70%), 4/25/28 (d)		281	295,427
Series 2015-HQ1, Class M2
2.688% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		410	414,452
Series 2015-HQA1, Class M2
3.138% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		770	790,389
Series 2015-HQA2, Class M2

	Principal Amount (000)		U.S. $ Value
3.288% (LIBOR 1 Month + 2.80%), 5/25/28 (d)	U.S.$	294	$302,469
Series 2015-HQA2, Class M3
5.288% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		276	288,167
Series 2016-DNA1, Class M3
6.038% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		324	350,348
Series 2016-DNA2, Class M3
5.138% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		299	308,424
Series 2016-DNA3, Class M3
5.488% (LIBOR 1 Month + 5.00%), 12/25/28 (d)		635	668,593
Series 2016-HQA1, Class M3
6.838% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		310	348,459
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.688% (LIBOR 1 Month + 1.20%), 7/25/24 (d)		188	188,296
Series 2014-C04, Class 1M2
5.388% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		528	557,442
Series 2014-C04, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		195	205,939
Series 2015-C01, Class 1M2
4.788% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		450	467,479
Series 2015-C01, Class 2M2
5.038% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		581	604,781
Series 2015-C02, Class 1M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		571	585,725
Series 2015-C02, Class 2M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		445	458,856
Series 2015-C03, Class 1M1
1.988% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		260	260,769
Series 2015-C03, Class 1M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		691	725,254
Series 2015-C03, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		679	719,126
Series 2015-C04, Class 1M2
6.188% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		204	219,985
Series 2015-C04, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.038% (LIBOR 1 Month + 5.55%), 4/25/28 (d)	U.S.$	620	$661,832
Series 2016-C01, Class 1M2
7.238% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		432	485,267
Series 2016-C01, Class 2M2
7.438% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		446	507,734
Series 2016-C02, Class 1M2
6.488% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		505	552,669
Series 2016-C03, Class 1M2
5.788% (LIBOR 1 Month + 5.30%), 10/25/28 (d)		86	91,823
Series 2016-C03, Class 2M2
6.388% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		414	447,156
Series 2016-C04, Class 1M2
4.743% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		156	156,794
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.238% (LIBOR 1 Month + 2.75%), 11/25/25 (b)(d)		193	193,096
Series 2015-WF1, Class 2M1
3.338% (LIBOR 1 Month + 2.85%), 11/25/25 (d)(f)		260	260,177

			16,420,786

Agency Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3311, Class IE
5.929% (LIBOR 1 Month + 6.41%), 5/15/37 (d)(g)		1,749	374,928
Federal National Mortgage Association REMICs
Series 2011-15, Class SA
6.572% (LIBOR 1 Month + 7.06%), 3/25/41 (d)(g)		1,835	444,874
Series 2013-130, Class SN
6.162% (LIBOR 1 Month + 6.65%), 10/25/42 (d)(g)		2,300	400,741
Series 2015-66, Class AS
5.762% (LIBOR 1 Month + 6.25%), 9/25/45 (d)(g)		2,350	485,438
Series 2016-11, Class SG
5.662% (LIBOR 1 Month + 6.15%), 3/25/46 (d)(g)		2,475	451,918
Series 2016-19, Class SA
5.612% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(g)		2,666	489,653
Series 2016-22, Class ST

	Principal Amount (000)		U.S. $ Value
5.612% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(g)	U.S.$	2,410	$471,687

			3,119,239

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (g)		2,462	447,101

Total Collateralized Mortgage Obligations (cost $19,127,232)			19,987,126

CORPORATES - NON-INVESTMENT GRADE - 3.3%
Industrial - 2.2%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		90	91,913

Capital Goods - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		330	340,725

Communications - Media - 0.1%
CSC Holdings LLC
8.625%, 2/15/19		146	162,699

Communications - Telecommunications - 0.7%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		23	24,553
Series Y
7.50%, 4/01/24		213	227,378
Frontier Communications Corp.
10.50%, 9/15/22		200	216,000
11.00%, 9/15/25		225	240,187
SFR Group SA
5.375%, 5/15/22 (b)	EUR	231	266,006
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,000	988,750
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		340	338,514

			2,301,388

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		147	152,512

Consumer Cyclical - Other - 0.5%
International Game Technology PLC
6.25%, 2/15/22 (b)		360	377,100
6.50%, 2/15/25 (b)		460	485,300
KB Home
4.75%, 5/15/19		345	352,762

	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
5.00%, 2/15/21 (b)	U.S.$	405	$405,000

			1,620,162

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (b)		200	205,000

Consumer Non-Cyclical - 0.1%
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (b)		385	319,550

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22		33	30,969
5.70%, 10/15/19		159	168,853
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		350	271,870
ONEOK, Inc.
4.25%, 2/01/22		463	446,795
SM Energy Co.
6.50%, 1/01/23		41	34,850

			953,337

Technology - 0.2%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		280	278,863
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (b)		325	349,691

			628,554

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		270	254,475

			7,030,315

Financial Institutions - 0.8%
Banking - 0.6%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		233	254,407
Barclays Bank PLC
6.86%, 6/15/32 (b)(c)		137	155,152
7.75%, 4/10/23		372	395,250
Credit Agricole SA
8.125%, 12/23/25 (b)(c)		260	273,000
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		689	656,828
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (c)		100	95,500

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (b)	U.S.$	29	$30,267
Societe Generale SA
5.922%, 4/05/17 (b)(c)		115	117,013

			1,977,417

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		415	419,150
7.25%, 1/25/22		54	54,878

			474,028

			2,451,445

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		377	427,895
NRG Energy, Inc.
6.25%, 5/01/24		287	283,412

			711,307

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		391	403,219

Total Corporates - Non-Investment Grade (cost $10,673,989)			10,596,286

EMERGING MARKETS - TREASURIES - 0.9%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $3,115,541)	BRL	10,530	3,045,899

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	693	691,683

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		292	258,055

Israel - 0.2%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (b)		620	676,110

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (c)		345	334,995

Total Governments - Sovereign Agencies (cost $1,952,960)			1,960,843

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)	U.S.$	358	388,825

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (b)		450	455,394

Total Quasi-Sovereigns (cost $805,850)			844,219

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19		168	187,152

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (b)		537	539,014

Total Governments - Sovereign Bonds (cost $715,971)			726,166

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (h)(i)(j) (cost $415,000)		415	417,923

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)	U.S.$	426	119,280
7.125%, 6/26/42 (b)		368	122,360

			241,640

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(k)(l)		655	34,650

Total Emerging Markets - Corporate Bonds (cost $916,165)			276,290

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 5.7%
Governments - Treasuries - 5.2%
Japan - 5.2%
Japan Treasury Discount Bill
Series 622
Zero Coupon, 10/24/16 (cost $16,081,811)	JPY	1,700,000	$16,672,067

	Shares
Investment Companies - 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (m)(n) (cost $1,622,330)		1,622,330	1,622,330

Total Short-Term Investments (cost $17,704,141)			18,294,397

Total Investments - 143.0% (cost $450,836,323) (o)			460,686,035
Other assets less liabilities - (43.0)% (p)			(138,549,712)

Net Assets - 100.0%			$322,136,323

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Ultra Bond (CBT) Futures	3	September 2016	$525,224	$571,594	$46,370
Sold Contracts
Euro-BOBL Futures	76	September 2016	11,241,168	11,357,677	(116,509)
U.S. T-Note 5 Yr (CBT) Futures	14	September 2016	1,710,378	1,708,219	2,159
U.S. T-Note 10 Yr (CBT) Futures	40	September 2016	5,219,820	5,321,875	(102,055)

					$(170,035)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,543	MXN	29,277	8/04/16	$18,122
BNP Paribas SA	CAD	2,099	USD	1,630	9/08/16	22,433
Goldman Sachs Bank USA	BRL	5,045	USD	1,495	8/02/16	(60,671)
Goldman Sachs Bank USA	USD	1,558	BRL	5,045	8/02/16	(1,633)
Goldman Sachs Bank USA	USD	1,434	INR	97,358	9/22/16	13,806
Goldman Sachs Bank USA	JPY	1,701,202	USD	16,119	10/27/16	(607,445)
Goldman Sachs Bank USA	BRL	5,150	USD	1,120	1/04/17	(394,574)
HSBC Bank USA	CNY	16,159	USD	2,403	9/22/16	(28,709)
JPMorgan Chase Bank	AUD	2,353	USD	1,750	8/12/16	(37,429)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	CAD	1,977	USD	1,523	9/08/16	$8,589
Royal Bank of Scotland PLC	EUR	2,205	USD	2,450	10/06/16	(21,324)
Standard Chartered Bank	BRL	5,045	USD	1,558	8/02/16	1,633
Standard Chartered Bank	USD	1,533	BRL	5,045	8/02/16	23,445
Standard Chartered Bank	TWD	83,246	USD	2,550	8/05/16	(61,640)
Standard Chartered Bank	BRL	5,045	USD	1,517	9/02/16	(22,264)
State Street Bank & Trust Co.	SGD	3,660	USD	2,716	9/22/16	(12,463)
State Street Bank & Trust Co.	GBP	100	USD	131	9/23/16	(1,078)

						$(1,161,202)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.43%	$3,955	$(256,054)	$(122,091)
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	2.43	3,168	(205,092)	(144,214)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.72	18,250	(193,308)	4,198

				$(654,454)	$(262,107)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	22,680	3/11/17	2.140%	3 Month BBSW	$(32,819)
Morgan Stanley & Co., LLC/(CME Group)		$23,060	5/18/17	0.811%	3 Month LIBOR	(8,225)
Morgan Stanley & Co., LLC/(CME Group)	AUD	19,500	6/09/17	2.218%	3 Month BBSW	(57,479)
Morgan Stanley & Co., LLC/(CME Group)		14,040	10/30/17	1.915%	3 Month BBSW	(23,552)
Morgan Stanley & Co., LLC/(CME Group)		13,790	4/27/18	2.213%	3 Month BBSW	(90,572)
Morgan Stanley & Co., LLC/(CME Group)	NOK	190,780	5/12/18	0.954%	6 Month NIBOR	32,887
Morgan Stanley & Co., LLC/(CME Group)		62,880	5/19/18	1.007%	6 Month NIBOR	3,882

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	41,440	7/28/18	2.050%	3 Month BKBM	$(16,049)
Morgan Stanley & Co., LLC/(CME Group)		$6,980	10/31/19	3 Month LIBOR	1.747%	210,368
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,538	6/05/20	6 Month LIBOR	1.651%	151,718
Morgan Stanley & Co., LLC/(CME Group)		$6,420	8/11/20	3 Month LIBOR	1.712%	225,229
Morgan Stanley & Co., LLC/(CME Group)		8,020	4/27/21	3 Month LIBOR	1.341%	140,852
Morgan Stanley & Co., LLC/(CME Group)		2,610	1/14/24	2.980%	3 Month LIBOR	(337,750)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(308,844)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(415,194)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	(552,795)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	206,072
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(361,034)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(264,403)
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,450	3/11/25	6 Month BBSW	2.973%	189,849
Morgan Stanley & Co., LLC/(CME Group)		2,110	6/09/25	6 Month BBSW	3.384%	170,456
Morgan Stanley & Co., LLC/(CME Group)		$1,160	6/09/25	2.488%	3 Month LIBOR	(121,588)
Morgan Stanley & Co., LLC/(CME Group)		3,830	8/04/25	2.293%	3 Month LIBOR	(367,560)
Morgan Stanley & Co., LLC/(CME Group)	NOK	23,690	5/12/26	6 Month NIBOR	1.556%	60,779
Morgan Stanley & Co., LLC/(CME Group)	NZD	4,470	7/28/26	3 Month BKBM	2.473%	12,249
Morgan Stanley & Co., LLC/(CME Group)		$1,490	11/10/35	2.631%	3 Month LIBOR	(262,058)
Morgan Stanley & Co., LLC/(CME Group)		490	8/06/45	2.692%	3 Month LIBOR	(120,167)
Morgan Stanley & Co., LLC/(LCH Group)	NOK	42,730	8/01/18	0.960%	6 Month NIBOR	256

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(LCH Group)	NOK 2,820	8/01/26	6 Month NIBOR	1.300%	$(1,080)

					$(1,936,572)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	3.85%	$280	$(9,118)	$13,190	$(22,308)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	5.42	466	2,332	(16,522)	18,854
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	5.42	534	2,672	(19,631)	22,303
Sale Contracts
Bank of America, NA
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00	0.24	3,200	37,604	848	36,756
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	471	(22,710)	(32,854)	10,144
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	138	(6,654)	(10,288)	3,634
Deutsche Bank AG
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.92	440	35	(3,519)	3,554
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	662	(31,920)	(50,027)	18,107

				$(27,759)	$(118,803)	$91,044

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,570	7/15/19	1.370%	CPI	#	$(5,826)
Barclays Bank PLC	20,750	7/15/20	1.527%	CPI	#	(136,622)
Barclays Bank PLC	6,950	1/15/21	1.490%	CPI	#	(59,077)
Deutsche Bank AG	3,460	7/15/18	1.440%	CPI	#	(13,539)
JPMorgan Chase Bank, NA	8,710	1/15/20	1.795%	CPI	#	(148,710)

						$(363,774)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capial Services LLC	$1,100	2/21/42	2.813%	3 Month LIBOR	$(278,634)
Morgan Stanley Capial Services LLC	830	3/06/42	2.804%	3 Month LIBOR	(208,109)

					$(486,743)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2016
HSBC Bank USA	0.49%	2/02/18	$6,119,964
HSBC Bank USA	0.49%	3/14/18	2,467,182
HSBC Bank USA	0.49%	7/11/18	17,123,998
HSBC Bank USA	0.49%	7/18/18	16,915,690
HSBC Bank USA	0.60%	10/11/16	36,451,039
HSBC Bank USA	0.62%	10/06/16	10,480,283
JPMorgan Chase Bank	0.48%	7/16/18	13,604,605
JPMorgan Chase Bank	0.48%	7/18/18	16,323,069
JPMorgan Chase Bank	0.59%	10/12/16	16,114,445

			$135,600,275

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days			31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$	– 0	–	$	– 0	–	$63,045,767	$72,554,508	$135,600,275

Total	$	– 0	–	$	– 0	–	$63,045,767	$72,554,508	$135,600,275

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $46,223,773 or 14.3% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(e)	Variable rate coupon, rate shown as of July 31, 2016.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
6.988%, 4/25/26	4/29/16	$271,519	$273,555	0.08%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.988%, 7/25/25	7/27/15	199,623	199,623	0.06%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14	363,153	34,650	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1
3.338%, 11/25/25	9/28/15	260,106	260,177	0.08%

(g)	IO - Interest Only
(h)	Effective prepayment date of April 2017.
(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$415,000	$417,923	0.13%

(k)	Non-income producing security.
(l)	Defaulted.
(m)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,532,397 and gross unrealized depreciation of investments was $(2,682,685), resulting in net unrealized appreciation of $9,849,712.
(p)	An amount of U.S. $155,558 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen

MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$279,025,300	$	– 0	–	$279,025,300
Corporates - Investment Grade		– 0	–	63,189,064		– 0	–	63,189,064
Commercial Mortgage-Backed Securities		– 0	–	23,434,232		9,301,769		32,736,001
Asset-Backed Securities		– 0	–	27,187,153		2,399,368		29,586,521
Collateralized Mortgage Obligations		– 0	–	19,513,948		473,178		19,987,126
Corporates - Non-Investment Grade		– 0	–	10,596,286		– 0	–	10,596,286
Emerging Markets - Treasuries		– 0	–	3,045,899		– 0	–	3,045,899
Governments - Sovereign Agencies		– 0	–	1,960,843		– 0	–	1,960,843

Investments in Securities:	Level 1			Level 2		Level 3			Total
Quasi-Sovereigns	$	– 0	–	$844,219		$	– 0	–	$844,219
Governments - Sovereign Bonds		– 0	–	726,166			– 0	–	726,166
Common Stocks		– 0	–	– 0	–		417,923		417,923
Emerging Markets - Corporate Bonds		– 0	–	276,290			– 0	–	276,290
Short-Term Investments:
Governments - Treasuries		– 0	–	16,672,067			– 0	–	16,672,067
Investment Companies		1,622,330		– 0	–		– 0	–	1,622,330

Total Investments in Securities		1,622,330		446,471,467			12,592,238		460,686,035

Other Financial Instruments(a):
Assets:
Futures		48,529		– 0	–		– 0	–	48,529
Forward Currency Exchange Contracts		– 0	–	88,028			– 0	–	88,028
Centrally Cleared Credit Default Swaps		– 0	–	4,198			– 0	–	4,198
Centrally Cleared Interest Rate Swaps		– 0	–	1,404,597			– 0	–	1,404,597
Credit Default Swaps		– 0	–	113,352			– 0	–	113,352
Liabilities:
Futures		(218,564)		– 0	–		– 0	–	(218,564)
Forward Currency Exchange Contracts		– 0	–	(1,249,230)			– 0	–	(1,249,230)
Centrally Cleared Credit Default Swaps		– 0	–	(266,305)			– 0	–	(266,305)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,341,169)			– 0	–	(3,341,169)
Credit Default Swaps		– 0	–	(22,308)			– 0	–	(22,308)
Inflation (CPI) Swaps		– 0	–	(363,774)			– 0	–	(363,774)
Interest Rate Swaps		– 0	–	(486,743)			– 0	–	(486,743)

Total(b)		$1,452,295		$442,352,113			$12,592,238		$456,396,646

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/15	$7,333,784		$3,725,747		$9,306,859
Accrued discounts/(premiums)	(9,236)		14		– 0	–
Realized gain (loss)	(78,408)		617		– 0	–
Change in unrealized appreciation/depreciation	63,006		34,144		2,036
Purchases/Payups	2,676,325		1,777,498		271,519
Sales/Paydowns	(1,344,176)		(440,092)		(295,042)
Transfers in to Level 3	660,474		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(2,698,560)		(8,812,194)

Balance as of 7/31/16	$9,301,769		$2,399,368		$473,178

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/16	$34,591		$34,095		$2,036

	Common Stocks		Total
Balance as of 10/31/15	$530,735		$20,897,125
Accrued discounts/(premiums)	– 0	–	(9,222)
Realized gain (loss)	(395)		(78,186)
Change in unrealized appreciation/depreciation	(27,812)		71,374
Purchases/Payups	– 0	–	4,725,342
Sales/Paydowns	(84,605)		(2,163,915)
Transfers in to Level 3	– 0	–	660,474
Transfers out of Level 3	– 0	–	(11,510,754)

Balance as of 7/31/16	$417,923		$12,592,238	(a)(b)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/16	$(27,812)		$42,910

(a)	There were de minimis transfers from Level 2 to Level 3 during the reporting period.
(b)	An amount of $11,510,754 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

As of July 31, 2016, all Level 3 securities were priced i) at net asset value or ii) by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$2,524	$146,619	$147,521	$1,622	$13

AB Bond Fund, Inc.

AB Government Reserves Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 95.0%
Federal Farm Credit Bank
10/21/16 (a)	0.450%	$10,000	$10,000,894
8/01/16 (a)	0.452%	500	500,000
12/19/16 (a)	0.460%	10,000	10,002,333
5/25/17 (a)	0.478%	5,000	4,999,475
12/30/16 (a)	0.480%	5,000	5,001,573
10/03/16 (a)	0.485%	13,630	13,632,487
11/14/16 (a)	0.489%	5,000	4,999,291
11/29/16 (a)	0.496%	10,000	9,997,834
9/14/16 (a)	0.499%	5,000	5,000,435
8/23/16	0.500%	23,000	23,001,872
8/26/16	0.500%	2,200	2,200,214
5/08/17 (a)	0.503%	1,550	1,550,009
12/28/16 (a)	0.525%	5,000	5,002,484
9/19/16 (a)	0.530%	10,050	10,051,970
2/16/17 (a)	0.562%	15,000	14,999,680
1/30/17 (a)	0.574%	15,000	15,000,000
10/11/16	0.650%	5,000	5,002,400
Federal Farm Credit Discount Notes
10/03/16	0.320%	6,000	5,995,065
10/24/16	0.360%	2,500	2,497,083
Federal Home Loan Bank Discount Notes
8/03/16	0.190%	10,000	9,999,818
8/26/16	0.190%	10,000	9,996,861
8/19/16	0.240%	6,800	6,798,549
8/24/16	0.240%	10,000	9,997,067
8/31/16	0.240%	5,000	4,998,058
9/02/16	0.250%	10,000	9,995,911
9/23/16	0.250%	10,000	9,993,890
9/21/16	0.300%	10,000	9,994,192
10/21/16	0.320%	10,000	9,991,472
10/26/16	0.320%	10,000	9,991,114
11/02/16	0.350%	10,000	9,988,375
11/18/16	0.350%	5,000	4,991,704
11/23/16	0.350%	10,000	9,981,728
10/05/16	0.360%	10,000	9,993,319
11/30/16	0.380%	5,000	4,989,950
12/02/16	0.410%	10,000	9,980,012
1/25/17	0.410%	10,000	9,976,155
Federal Home Loan Bank
8/19/16 (a)	0.428%	5,000	5,000,068
8/17/16 (a)	0.432%	1,475	1,475,015
11/10/16 (a)	0.449%	10,000	10,000,000
1/11/17 (a)	0.454%	10,000	9,999,975
2/06/17 (a)	0.464%	10,000	10,000,000
1/17/17 (a)	0.482%	5,000	5,000,000
8/01/16 (a)	0.492%	10,000	10,000,000
12/01/16 (a)	0.513%	5,000	4,999,833
10/19/16 (a)	0.593%	5,000	5,001,227
Federal Home Loan Mortgage Corp.
11/01/16	0.625%	4,528	4,529,906

	Yield*	Principal Amount (000)	U.S. $ Value
10/14/16	0.875%	$13,235	$13,246,323
8/25/16	2.000%	24,913	24,938,753
10/18/16	5.125%	3,750	3,787,265
Federal National Mortgage Association
10/21/16 (a)	0.587%	10,000	10,001,686
8/26/16	0.625%	1,450	1,450,246
9/28/16	1.250%	10,923	10,937,224
9/15/16	5.250%	2,132	2,144,423
Federal National Mortgage Association Discount Notes
8/17/16	0.190%	10,500	10,498,155
U.S. Treasury Bill
9/01/16	0.210%	5,000	4,997,931
9/15/16	0.210%	10,000	9,993,687
10/27/16	0.260%	10,000	9,992,810
U.S. Treasury Notes
1/31/17 (a)	0.404%	10,000	10,003,503
10/31/17 (a)	0.488%	5,000	4,989,802
8/15/16	0.625%	20,000	20,001,345
9/15/16	0.875%	10,000	10,004,626

			514,087,077

Repurchase Agreements - 4.9%
Mizuho Securities USA 0.35%, dated 7/29/16 due 8/01/16 in the amount of $14,700,429 (collateralized by $15,020,100 U.S. Treasury Bill, 0.00% due 1/19/17 to 1/26/17, value $14,994,016)		14,700	14,700,000
RBC Capital Markets, LLC 0.31%, dated 7/29/16 due 8/01/16 in the amount of $11,600,300 (collaterlized by $11,364,321 Federal National Mortgage Association, 3.00% due 7/01/46, vaule $11,832,001)		11,600	11,600,000

			26,300,000

Total Investments - 99.9% (cost $540,387,077) (b)			540,387,077
Other assets less liabilities - 0.1%			694,117

Net Assets - 100.0%			$541,081,194

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(b)	As of July 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc.

AB Government Reserves Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$514,087,077		$	– 0	–	$514,087,077
Repurchase Agreements		26,300,000		– 0	–		– 0	–	26,300,000

Total(a)		$26,300,000		$514,087,077		$	– 0	–	$540,387,077

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 107.3%
United States - 107.3%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	70,188	$84,403,807
6.25%, 5/15/30 (a)		148,500	234,258,750
6.375%, 8/15/27 (a)		223,224	333,902,924
6.50%, 11/15/26 (a)		79,776	118,255,475
7.125%, 2/15/23		10,600	14,544,356
8.00%, 11/15/21		27,000	36,602,928
8.75%, 8/15/20		22,350	29,291,597
U.S. Treasury Notes
1.25%, 3/31/21		20,000	20,214,060
2.125%, 8/31/20 (a)(b)		137,720	144,180,891
2.125%, 9/30/21		34,672	36,493,632
2.375%, 12/31/20		23,080	24,451,275
3.125%, 5/15/21		95,000	104,277,320
3.50%, 5/15/20 (b)		19,108	20,951,616
3.625%, 2/15/21 (b)(c)		295,000	329,213,215

Total Governments - Treasuries (cost $1,403,506,051)			1,531,041,846

Risk Share Floating Rate - 6.3%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
4.988% (LIBOR 1 Month + 4.50%), 4/25/26 (d)(e)		3,018	3,032,660
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.988% (LIBOR 1 Month + 2.50%), 7/25/25 (d)(e)		2,060	2,059,997
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.638% (LIBOR 1 Month + 7.15%), 7/25/23 (e)		3,250	3,797,434
Series 2013-DN2, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		5,605	5,835,224
Series 2014-DN1, Class M2
2.688% (LIBOR 1 Month + 2.20%), 2/25/24 (e)		4,085	4,155,543
Series 2014-DN1, Class M3
4.988% (LIBOR 1 Month + 4.50%), 2/25/24 (e)		4,455	4,726,807
Series 2014-DN2, Class M3
4.088% (LIBOR 1 Month + 3.60%), 4/25/24 (e)		4,170	4,203,774
Series 2014-DN3, Class M3
4.488% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		5,065	5,203,981
Series 2014-DN4, Class M3
5.038% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		700	736,110

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ2, Class M3
4.238% (LIBOR 1 Month + 3.75%), 9/25/24 (e)	U.S.$	1,010	$1,025,089
Series 2015-DNA1, Class M3
3.788% (LIBOR 1 Month + 3.30%), 10/25/27 (e)		505	513,648
Series 2015-DNA2, Class B
8.038% (LIBOR 1 Month + 7.55%), 12/25/27 (e)		1,500	1,461,608
Series 2015-DNA2, Class M2
3.088% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		4,856	4,967,056
Series 2015-DNA3, Class M3
5.188% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		976	1,024,960
Series 2015-HQA1, Class B
9.288% (LIBOR 1 Month + 8.80%), 3/25/28 (e)		1,590	1,401,913
Series 2015-HQA1, Class M3
5.188% (LIBOR 1 Month + 4.70%), 3/25/28 (e)		1,845	1,924,295
Series 2015-HQA2, Class M3
5.288% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		666	695,741
Series 2016-DNA1, Class M2
3.388% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		1,228	1,267,561
Series 2016-DNA3, Class M3
5.488% (LIBOR 1 Month + 5.00%), 12/25/28 (e)		7,783	8,194,738
Series 2016-HQA1, Class M3
6.838% (LIBOR 1 Month + 6.35%), 9/25/28 (e)		1,776	1,993,930
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.888% (LIBOR 1 Month + 4.40%), 1/25/24 (e)		1,606	1,682,357
Series 2014-C04, Class 1M2
5.388% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		6,100	6,440,140
Series 2015-C01, Class 1M2
4.788% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		4,520	4,695,564
Series 2015-C02, Class 2M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		916	944,559
Series 2015-C03, Class 1M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		1,221	1,282,809
Series 2015-C03, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		2,720	2,879,470

	Principal Amount (000)		U.S. $ Value
Series 2015-C04, Class 1M2
6.188% (LIBOR 1 Month + 5.70%), 4/25/28 (e)	U.S.$	1,810	$1,953,427
Series 2015-C04, Class 2M2
6.038% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		2,007	2,143,797
Series 2016-C02, Class 1M2
6.488% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		3,755	4,109,451
Series 2016-C04, Class 1M2
4.743% (LIBOR 1 Month + 4.25%), 1/25/29 (e)		1,494	1,501,604
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(e)		1,890	1,865,900
Series 2015-CH1, Class M2
5.988% (LIBOR 1 Month + 5.50%), 10/25/25 (e)(f)		2,229	2,171,053

			89,892,200

Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		209	185,571
Series 2006-19CB, Class A24
6.00%, 8/25/36		134	118,805
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,016	1,713,919
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,687	1,320,217
Series 2007-13, Class A2
6.00%, 6/25/47		2,516	2,058,848
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.953%, 4/26/37 (f)		830	664,390
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (f)		1,219	938,306
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,538	3,276,265
Series 2007-AR4, Class 1A1A
5.294%, 3/25/37		501	446,932
Series 2010-3, Class 2A2
7.063%, 8/25/37 (f)		716	626,300
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		1,299	1,141,608
Series 2007-3, Class A30
5.75%, 4/25/37		1,365	1,167,990
Series 2007-HY4, Class 1A1
2.785%, 9/25/47		785	692,768
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (f)		183	129,576

	Principal Amount (000)		U.S. $ Value
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (f)	U.S.$	57	$53,310
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (f)		938	919,125
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,170	1,004,425
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.511%, 9/25/36		2,055	1,654,795
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		857	770,777
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,099	760,373
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (f)		1,965	1,587,766
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.793%, 12/28/37		3,620	3,310,416
Series 2007-AR8, Class A1
2.836%, 11/25/37		1,449	1,283,674

			25,826,156

Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (g)		11,875	1,147,387

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.738% (LIBOR 1 Month + 0.25%), 4/25/37 (e)		791	367,398
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.534% (LIBOR 1 Month + 7.00%), 7/25/37 (e)(g)		950	257,578

			624,976

Total Collateralized Mortgage Obligations (cost $114,858,137)			117,490,719

CORPORATES - NON-INVESTMENT GRADE - 6.7%
Industrial - 5.3%
Basic - 0.3%
ArcelorMittal
8.00%, 10/15/39		1,846	1,956,760
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (f)		879	908,666

	Principal Amount (000)		U.S. $ Value
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (d)(h)(i)	U.S.$	1,407	$70,350
Novelis, Inc.
8.75%, 12/15/20		417	434,722
Teck Resources Ltd.
8.00%, 6/01/21 (f)		103	109,953
8.50%, 6/01/24 (f)		151	164,213
Valvoline, Inc.
5.50%, 7/15/24 (f)		381	397,192

			4,041,856

Capital Goods - 0.2%
Apex Tool Group LLC
7.00%, 2/01/21 (f)		975	875,063
Bombardier, Inc.
4.75%, 4/15/19 (f)		1,720	1,689,900
Sealed Air Corp.
6.875%, 7/15/33 (f)		746	790,760

			3,355,723

Communications - Media - 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		1,039	1,081,859
5.50%, 5/01/26 (f)		1,722	1,797,337
DISH DBS Corp.
5.875%, 11/15/24		3,303	3,187,395
Intelsat Jackson Holdings SA
7.25%, 4/01/19		2,111	1,577,973
Univision Communications, Inc.
5.125%, 5/15/23 (f)		1,645	1,690,237
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	1,903,485

			11,238,286

Communications - Telecommunications - 0.8%
Altice Luxembourg SA
7.75%, 5/15/22 (f)		1,342	1,361,325
Columbus International, Inc.
7.375%, 3/30/21 (f)		1,932	2,064,825
Frontier Communications Corp.
6.25%, 9/15/21		1,500	1,458,750
Sable International Finance Ltd.
6.875%, 8/01/22 (f)		657	673,425
SFR Group SA
6.25%, 5/15/24 (f)		766	734,881
Sprint Corp.
7.625%, 2/15/25		1,315	1,173,638
T-Mobile USA, Inc.
6.50%, 1/15/26		1,452	1,572,516
Windstream Services LLC
7.50%, 4/01/23		1,000	905,000
7.75%, 10/01/21		1,070	1,016,500

			10,960,860

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Exide Technologies
Series AI
7.00%, 4/30/25 (j)(k)(l)(m)	U.S.$	2,423	$1,739,687
11.00%, 4/30/20 (m)(n)		5,542	4,571,758

			6,311,445

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.50%, 2/15/25 (f)		1,923	2,028,765
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (f)		697	711,372
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (f)		1,008	1,038,240

			3,778,377

Consumer Cyclical - Retailers - 0.2%
American Tire Distributors, Inc.
10.25%, 3/01/22 (f)		1,312	1,205,400
Argos Merger Sub, Inc.
7.125%, 3/15/23 (f)		519	542,355
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (f)(m)		852	673,080

			2,420,835

Consumer Non-Cyclical - 1.0%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (f)(m)		780	403,650
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		1,646	1,415,560
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (f)		1,734	1,509,842
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		2,256	2,165,760
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (f)		653	602,392
Post Holdings, Inc.
5.00%, 8/15/26 (f)		3,971	3,958,591
7.375%, 2/15/22		705	754,843
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (f)	EUR	1,800	1,580,741
6.125%, 4/15/25 (f)	U.S.$	2,277	1,889,910

			14,281,289

	Principal Amount (000)		U.S. $ Value
Energy - 1.0%
Berry Petroleum Co. LLC
6.50%, 9/15/22 (h)(i)	U.S.$	3,107	$1,499,127
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22 (h)(i)		1,374	305,715
Denbury Resources, Inc.
4.625%, 7/15/23		332	205,840
5.50%, 5/01/22		2,118	1,344,930
Energy Transfer Equity LP
5.875%, 1/15/24		1,104	1,107,411
Golden Energy Offshore Services AS
5.00%, 12/31/17 (d)	NOK	14,977	479,271
Paragon Offshore PLC
6.75%, 7/15/22 (d)(h)(i)	U.S.$	849	229,230
7.25%, 8/15/24 (d)(h)(i)		3,230	872,100
Sabine Pass Liquefaction LLC
5.625%, 3/01/25		1,749	1,785,624
SandRidge Energy, Inc.
7.50%, 2/15/23 (h)(i)		1,259	64,524
SM Energy Co.
5.625%, 6/01/25		946	785,180
6.50%, 1/01/23		731	621,350
Tervita Corp.
8.00%, 11/15/18 (d)		1,327	1,277,238
Transocean, Inc.
9.00%, 7/15/23 (f)		2,375	2,226,562
Vantage Drilling International
7.125%, 4/01/23 (h)(k)(l)		3,068	0^
10.00%, 12/31/20 (k)		91	83,720
10.00%, 12/31/20 (d)		77	70,840
Whiting Petroleum Corp.
5.00%, 3/15/19		165	143,963
WPX Energy, Inc.
5.25%, 9/15/24		1,154	986,670
8.25%, 8/01/23		250	245,155

			14,334,450

Technology - 0.2%
Avaya, Inc.
7.00%, 4/01/19 (f)		1,245	939,975
Energizer Holdings, Inc.
5.50%, 6/15/25 (f)		936	955,871
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (f)(m)		1,638	1,535,625

			3,431,471

Transportation - Services - 0.1%
XPO CNW, Inc.
6.70%, 5/01/34		2,134	1,451,120

	Principal Amount (000)		U.S. $ Value
XPO Logistics, Inc.
6.50%, 6/15/22 (f)	U.S.$	144	$142,560

			1,593,680

			75,748,272

Financial Institutions - 1.2%
Banking - 1.0%
Barclays Bank PLC
6.86%, 6/15/32 (f)(o)		656	742,920
7.625%, 11/21/22		654	731,041
Citigroup, Inc.
5.95%, 1/30/23 (o)		2,055	2,107,084
Series P
5.95%, 5/15/25 (o)		1,850	1,905,500
Credit Agricole SA
7.875%, 1/23/24 (f)(o)		549	548,588
Credit Suisse Group AG
7.50%, 12/11/23 (f)(o)		2,066	2,143,475
Intesa Sanpaolo SpA
5.017%, 6/26/24 (f)		1,462	1,393,734
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (o)		2,200	2,101,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (f)		596	622,047
Societe Generale SA
8.00%, 9/29/25 (f)(o)		1,821	1,793,685

			14,089,074

Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (f)		2,000	800,000

Other Finance - 0.1%
iPayment, Inc.
9.50%, 12/15/19 (d)		1,852	1,703,388

			16,592,462

Utility - 0.2%
Electric - 0.2%
Dynegy, Inc.
7.375%, 11/01/22		1,445	1,416,100
GenOn Energy, Inc.
9.50%, 10/15/18		1,047	845,453
Talen Energy Supply LLC
4.60%, 12/15/21		965	772,000

			3,033,553

Total Corporates - Non-Investment Grade (cost $109,845,074)			95,374,287

	Principal Amount (000)		U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Non-Agency Fixed Rate CMBS - 3.8%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.543%, 6/10/49	U.S.$	1,517	$1,522,144
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.104%, 11/10/46 (f)		6,525	5,888,976
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.789%, 8/10/46 (f)		3,219	2,911,191
Series 2014-LC17, Class D
3.687%, 10/10/47 (f)		3,549	2,779,845
Series 2014-UBS5, Class D
3.495%, 9/10/47 (f)		1,041	783,555
Series 2015-DC1, Class D
4.353%, 2/10/48 (f)		2,730	2,158,640
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class D
4.212%, 6/15/57		4,091	3,175,734
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.647%, 1/10/45 (f)		2,652	2,633,448
Series 2013-GC13, Class D
4.067%, 7/10/46 (f)		9,440	8,777,086
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.219%, 6/15/45 (f)		1,863	1,904,641
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		1,300	1,274,058
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.243%, 9/15/45		1,750	1,745,162
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		5,536	5,500,466
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (f)		1,194	919,562
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (f)		3,781	3,003,198
Series 2015-LC20, Class D
4.365%, 4/15/50 (f)		4,000	3,073,233
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.874%, 8/15/45 (f)		4,000	3,951,469

	Principal Amount (000)		U.S. $ Value
Series 2014-C23, Class D
3.992%, 10/15/57 (f)	U.S.$	2,699	$2,118,414

			54,120,822

Non-Agency Floating Rate CMBS - 0.3%
Great Wolf Trust
Series 2015-WOLF, Class A
1.931% (LIBOR 1 Month + 1.45%), 5/15/34 (e)(f)		4,138	4,118,376
Indus Eclipse PLC
Series 2007-1X, Class B
0.841% (LIBOR 1 Month + 0.25%), 1/25/20 (e)(f)	GBP	6	8,026

			4,126,402

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.021%, 11/16/45 (g)	U.S.$	462	301

Total Commercial Mortgage-Backed Securities (cost $60,507,874)			58,247,525

CORPORATES - INVESTMENT GRADE - 3.9%
Industrial - 1.8%
Basic - 0.3%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,255,170
GTL Trade Finance, Inc.
5.893%, 4/29/24 (f)		2,711	2,544,951
7.25%, 4/16/44 (f)		274	256,190
Minsur SA
6.25%, 2/07/24 (f)		285	293,447

			4,349,758

Capital Goods - 0.1%
General Electric Co.
Series D
5.00%, 1/21/21 (o)		1,166	1,256,365

Communications - Telecommunications - 0.5%
Qwest Corp.
6.875%, 9/15/33		1,275	1,273,345
Verizon Communications, Inc.
4.522%, 9/15/48		6,159	6,572,793

			7,846,138

Consumer Cyclical - Retailers - 0.1%
Kohl’s Corp.
5.55%, 7/17/45		2,000	1,912,506

Consumer Non-Cyclical - 0.4%
Kraft Heinz Foods Co.
2.80%, 7/02/20 (f)		2,700	2,820,137
3.50%, 7/15/22 (f)		2,294	2,462,400

			5,282,537

	Principal Amount (000)		U.S. $ Value
Energy - 0.2%
Husky Energy, Inc.
7.25%, 12/15/19	U.S.$	350	$400,791
Kinder Morgan, Inc./DE
5.55%, 6/01/45		332	332,850
Series G
7.75%, 1/15/32		1,367	1,597,680

			2,331,321

Technology - 0.1%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (f)		1,491	1,502,643

Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		1,225	1,443,136

			25,924,404

Financial Institutions - 1.8%
Banking - 0.3%
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (o)		2,998	3,365,255
Standard Chartered PLC
6.409%, 1/30/17 (f)(o)		300	277,935

			3,643,190

Insurance - 1.5%
AIG Life Holdings, Inc.
8.125%, 3/15/46 (f)		509	643,885
American International Group, Inc.
8.175%, 5/15/58		2,525	3,282,500
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	6,250,905
Great-West Life & Annuity Insurance Capital LP II
3.164% (LIBOR 3 Month + 2.54%), 5/16/46 (e)(f)		2,707	2,388,928
MetLife, Inc.
6.40%, 12/15/36		3,345	3,712,381
Series C
5.25%, 6/15/20 (o)		137	137,110
Pacific Life Insurance Co.
9.25%, 6/15/39 (f)		1,500	2,326,221
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,980,597

			21,722,527

			25,365,717

	Principal Amount (000)		U.S. $ Value
Utility - 0.3%
Electric - 0.3%
ComEd Financing III
6.35%, 3/15/33	U.S.$	3,462	$3,667,245

Total Corporates - Investment Grade (cost $48,084,171)			54,957,366

AGENCIES - 2.9%
Agency Debentures - 2.9%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	12,910,154
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	22,983,975
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		5,277	5,042,057

Total Agencies (cost $37,558,079)			40,936,186

WHOLE LOAN TRUSTS - 1.6%
Performing Asset - 1.6%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (k)(l)	U.S.$	900	899,902
16.00%, 1/01/21 (k)(l)	MXN	32,620	1,739,733
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (k)(l)	MXN	12,096	645,131
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (k)(l)	U.S.$	181	181,409
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (k)(l)		364	364,305
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (k)(l)		210	210,406
Deutsche Bank Mexico SA
8.00%, 10/31/34 (k)(l)(p)	MXN	44,107	1,652,526
8.00%, 10/31/34 (k)(l)		27,584	1,033,470
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (k)(l)	U.S.$	1,248	1,168,172
Recife Funding Ltd.
Zero Coupon, 11/05/29 (k)(l)		2,884	3,088,642
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21(k)(l)		3,113	3,023,924
Sheridan Consumer Finance Trust
10.86% (LIBOR 1 Month+ 10.86%), 3/01/21 (e)(k)(l)		9,705	9,092,959

Total Whole Loan Trusts (cost $25,357,321)			23,100,579

EMERGING MARKETS - SOVEREIGNS - 1.2%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (f)		2,615	2,484,250

	Principal Amount (000)		U.S. $ Value
Argentina - 0.3%
Argentine Republic Government International Bond
6.25%, 4/22/19 (f)	U.S.$	1,518	$1,609,080
6.875%, 4/22/21 (f)		1,730	1,859,750
7.50%, 4/22/26 (f)		870	944,820

			4,413,650

Dominican Republic - 0.1%
Dominican Republic International Bond
7.45%, 4/30/44 (f)		1,873	2,135,220

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (f)		879	956,000

Ivory Coast - 0.2%
Ivory Coast Government International Bond
6.375%, 3/03/28 (f)		2,440	2,446,295

Kenya - 0.2%
Kenya Government International Bond
5.875%, 6/24/19 (f)		2,715	2,721,788

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (f)		1,553	1,366,951

Total Emerging Markets - Sovereigns (cost $16,093,252)			16,524,154

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Indonesia - 0.6%
Majapahit Holding BV
7.875%, 6/29/37 (f)		6,188	8,086,293

Mexico - 0.3%
Petroleos Mexicanos
6.50%, 6/02/41		4,900	4,907,350

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(f)		1,070	1,091,571

Total Quasi-Sovereigns (cost $11,709,629)			14,085,214

EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Basic - 0.2%
Bahia Sul Holdings GmbH
5.75%, 7/14/26 (f)		1,883	1,850,047
Elementia SAB de CV
5.50%, 1/15/25 (f)		1,039	1,080,281

			2,930,328

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
Cemex SAB de CV
7.25%, 1/15/21 (f)	U.S.$	1,176	$1,273,020
Odebrecht Finance Ltd.
4.375%, 4/25/25 (f)		6,760	2,222,350
5.25%, 6/27/29 (f)		2,103	588,840
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21(f)		884	919,360

			5,003,570

Communications - Telecommunications - 0.1%
Digicel Ltd.
6.00%, 4/15/21 (f)		700	650,125
6.75%, 3/01/23 (f)		385	356,895

			1,007,020

Consumer Non-Cyclical - 0.2%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (f)		2,420	2,486,550
Tonon Luxembourg SA
7.25%, 1/24/20 (d)(h)(i)(m)		2,354	447,328
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(h)(i)		4,738	250,640
10.875%, 1/13/20 (d)(h)(i)		750	183,750
11.75%, 2/09/22 (d)(h)(i)		1,690	92,950

			3,461,218

Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (f)		1,503	1,534,939

Total Emerging Markets - Corporate Bonds (cost $26,230,180)			13,937,075

EMERGING MARKETS - TREASURIES - 0.6%
Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25 (cost $9,262,976)	BRL	32,570	9,139,496

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of Illinois
Series 2010
7.35%, 7/01/35	U.S.$	3,330	3,828,901
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		2,560	3,312,435

Total Local Governments - Municipal Bonds (cost $5,916,774)			7,141,336

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Brazil - 0.3%
Petrobras Global Finance BV
5.375%, 1/27/21	U.S.$	5,000	$4,743,750
Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23		716	748,220

Total Governments - Sovereign Agencies (cost $5,847,844)			5,491,970

ASSET-BACKED SECURITIES - 0.3%
Autos - Fixed Rate - 0.2%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (f)		1,220	1,215,477
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (f)		2,169	2,125,420

			3,340,897

Other ABS - Fixed Rate - 0.1%
Atlas Ltd.
Series 2014-1, Class B
1.00%, 12/15/39		1,625	1,600,625

Total Asset-Backed Securities (cost $4,972,728)			4,941,522

	Shares
COMMON STOCKS - 0.1%
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (h)(l)(n)		45,970	135,152

Media - 0.1%
Ion Media Networks, Inc. - Class A (h)(k)(l)		2,512	1,024,770

			1,159,922

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vantage Drilling International (h)(k)		5,303	461,361

Financials - 0.0%
Diversified Financial Services - 0.0%
iPayment, Inc. (h)(k)(l)		110,385	364,271

Total Common Stocks (cost $4,304,443)			1,985,554

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond
8.50%, 10/12/35 (f)
(cost $905,205)	U.S.$	801	$1,204,704

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund II (k)(l)(q) (cost $899,964)		6,916	1,175,198

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (f)	U.S.$	620	635,500
Provincia de Cordoba
7.125%, 6/10/21 (f)		493	496,698

Total Local Governments - Regional Bonds (cost $1,113,000)			1,132,198

BANK LOANS - 0.0%
Industrial - 0.0%
Basic - 0.0%
Magnetation LLC
12.00%, 8/02/16 (k)(l)(m) (cost $1,701,631)		1,702	340,326

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1999
7.50%, 11/01/29		22	27,042
Series 1998
8.00%, 6/01/28		16	18,993

Total Mortgage Pass-Throughs (cost $39,112)			46,035

	Shares
WARRANTS - 0.0%
Flexpath Capital, Inc., expiring 4/15/31 (h) (cost $0)		17,195	0	^

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (r)(s) (cost $58,809,619)	58,809,619	$58,809,619

Total Investments - 144.2% (cost $1,947,523,064) (t)		2,057,102,909
Other assets less liabilities - (44.2)%		(630,101,741)

Net Assets - 100.0%		$1,427,001,168

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	397	September 2016	$58,720,318	$59,328,920	$(608,602)
U.S. Long Bond (CBT) Futures	1,963	September 2016	320,319,004	342,420,813	(22,101,809)
U.S. T-Note 10 Yr (CBT) Futures	1,137	September 2016	150,445,518	151,274,297	(828,779)

					$(23,539,190)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	7,441	RUB	484,036	8/18/16	$(136,046)
Bank of America, NA	USD	15,231	SEK	130,105	9/09/16	1,207
Barclays Bank PLC	USD	10,869	TWD	349,865	8/05/16	109,033
Barclays Bank PLC	USD	2,795	TRY	8,385	8/10/16	6,216
Barclays Bank PLC	NOK	57,937	USD	6,855	9/09/16	(12,450)
BNP Paribas SA	USD	16,450	JPY	1,751,439	8/05/16	716,330
BNP Paribas SA	USD	10,824	TWD	349,865	8/05/16	153,882
BNP Paribas SA	CAD	1,599	USD	1,246	9/08/16	20,960
BNP Paribas SA	EUR	16,423	USD	18,230	10/06/16	(182,090)
BNP Paribas SA	USD	278	ARS	4,842	1/26/17	14,569
BNP Paribas SA	USD	278	ARS	4,870	1/31/17	15,571
BNP Paribas SA	USD	278	ARS	4,898	2/03/17	16,864
BNP Paribas SA	USD	1,120	ARS	19,737	2/13/17	65,000
BNP Paribas SA	USD	845	ARS	14,969	2/16/17	52,661
BNP Paribas SA	USD	563	ARS	10,026	2/17/17	37,692
BNP Paribas SA	USD	1,690	ARS	30,416	2/21/17	130,554
BNP Paribas SA	USD	282	ARS	5,126	2/23/17	24,896
BNP Paribas SA	USD	537	ARS	9,826	2/24/17	50,453
BNP Paribas SA	USD	841	ARS	15,645	2/27/17	93,056
BNP Paribas SA	USD	441	ARS	8,276	2/28/17	52,594
BNP Paribas SA	USD	441	ARS	8,386	3/01/17	58,989
BNP Paribas SA	USD	486	ARS	9,473	3/02/17	79,208
Citibank, NA	USD	10,152	JPY	1,058,722	8/05/16	225,430
Credit Suisse International	USD	11,445	TRY	34,738	8/10/16	158,723
Deutsche Bank AG	TWD	501,472	USD	15,370	8/05/16	(364,285)
Deutsche Bank AG	USD	2,347	TWD	76,254	8/05/16	45,276
Deutsche Bank AG	USD	495	TRY	1,522	8/10/16	12,953

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	14,912	MXN	282,727	8/04/16	$163,886
Goldman Sachs Bank USA	JPY	3,441,750	USD	32,249	8/05/16	(1,485,122)
Goldman Sachs Bank USA	USD	6,091	JPY	635,233	8/05/16	134,842
Goldman Sachs Bank USA	USD	10,670	TWD	344,644	8/05/16	144,197
Goldman Sachs Bank USA	USD	16,238	TRY	49,488	8/10/16	292,676
Goldman Sachs Bank USA	USD	8,178	RUB	538,134	8/18/16	(56,648)
Goldman Sachs Bank USA	GBP	1,536	USD	2,020	9/23/16	(14,290)
HSBC Bank USA	TWD	1,128,478	USD	34,856	8/05/16	(552,161)
HSBC Bank USA	CNY	213,425	USD	31,738	9/22/16	(379,183)
HSBC Bank USA	ZAR	40,280	USD	2,871	9/27/16	1,473
JPMorgan Chase Bank	TRY	25,068	USD	8,394	8/10/16	20,721
JPMorgan Chase Bank	NOK	81,686	USD	9,571	9/09/16	(111,534)
Morgan Stanley & Co., Inc.	BRL	2,697	USD	805	8/02/16	(26,820)
Morgan Stanley & Co., Inc.	USD	833	BRL	2,697	8/02/16	(873)
Royal Bank of Scotland PLC	INR	123,263	USD	1,832	9/22/16	(1,284)
Royal Bank of Scotland PLC	USD	17,008	ZAR	252,538	9/27/16	985,913
Standard Chartered Bank	BRL	2,697	USD	833	8/02/16	873
Standard Chartered Bank	USD	819	BRL	2,697	8/02/16	12,530
Standard Chartered Bank	BRL	2,697	USD	811	9/02/16	(11,899)
Standard Chartered Bank	USD	2,601	CNH	17,279	9/22/16	1,197
Standard Chartered Bank	USD	2,601	CNY	17,279	9/22/16	(880)
State Street Bank & Trust Co.	USD	59	MXN	1,128	8/04/16	702
State Street Bank & Trust Co.	AUD	4,752	USD	3,539	8/12/16	(71,503)
State Street Bank & Trust Co.	USD	475	AUD	644	8/12/16	14,180
State Street Bank & Trust Co.	NOK	2,671	USD	323	9/09/16	6,459
State Street Bank & Trust Co.	SGD	11,405	USD	8,465	9/22/16	(38,837)
UBS AG	USD	12,811	INR	869,016	9/22/16	115,706

						$591,567

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)%	3.81%	$6,564	$(341,632)	$(175,097)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.43	12,323	797,745	323,551
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.81	5,024	261,148	183,679
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	3.81	1,539	80,126	45,693
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	16,000	754,239	507,135
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	5,933	279,681	188,197
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	383	18,055	12,328
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	1,914	90,226	59,445

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	4.02%	$765	$36,062	$23,902
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	766	36,109	17,764
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	383	18,055	8,268
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	2,652	125,015	70,573
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	765	36,062	21,704
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	574	27,059	16,016
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	230	10,842	6,935
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	306	14,424	7,816
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	723	34,082	21,949
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02	6,630	312,538	198,747

				$2,589,836	$1,538,605

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	AUD	115,610	3/11/17	2.140%	3 Month BBSW	$(167,292)
Citigroup Global Markets, Inc./(CME Group)		208,120	6/09/17	2.200%	3 Month BBSW	(585,859)
Citigroup Global Markets, Inc./(CME Group)	NOK	1,314,270	5/12/18	0.954%	6 Month NIBOR	226,563
Citigroup Global Markets, Inc./(CME Group)	NZD	205,230	7/28/18	2.050%	3 Month BKBM	(79,482)
Citigroup Global Markets, Inc./(CME Group)	GBP	12,260	6/05/20	6 Month LIBOR	1.644%	728,586
Citigroup Global Markets, Inc./(CME Group)		$42,130	2/10/25	2.034%	3 Month LIBOR	(2,978,699)
Citigroup Global Markets, Inc./(CME Group)	AUD	18,170	3/11/25	6 Month BBSW	2.973%	999,873
Citigroup Global Markets, Inc./(CME Group)		27,550	6/09/25	6 Month BBSW	3.384%	2,225,627
Citigroup Global Markets, Inc./(CME Group)		8,010	6/09/25	3 Month LIBOR	2.489%	73,272
Citigroup Global Markets, Inc./(CME Group)		6,010	6/09/25	2.491%	3 Month LIBOR	(631,781)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$	8,010	6/09/25	2.489%	3 Month LIBOR	$(840,630)
Citigroup Global Markets, Inc./(CME Group)		7,940	7/31/25	3 Month LIBOR	2.365%	736,000
Citigroup Global Markets, Inc./(CME Group)		7,940	7/31/25	2.365%	3 Month LIBOR	(55,929)
Citigroup Global Markets, Inc./(CME Group)	NOK	121,130	5/12/26	6 Month NIBOR	1.556%	310,772
Citigroup Global Markets, Inc./(CME Group)	NZD	22,140	7/28/26	3 Month BKBM	2.473%	60,669
Citigroup Global Markets, Inc./(LCH Clearnet)	GBP	12,000	3/03/19	6 Month LIBOR	1.921%	675,139
Citigroup Global Markets, Inc./(LCH Clearnet)	$	47,150	3/25/24	2.887%	3 Month LIBOR	(6,264,650)
Citigroup Global Markets, Inc./(LCH Clearnet)		46,860	4/02/24	2.851%	3 Month LIBOR	(6,089,695)
Citigroup Global Markets, Inc./(LCH Group)	NOK	186,640	8/01/18	0.960%	6 Month NIBOR	1,117
Citigroup Global Markets, Inc./(LCH Group)	$	47,150	3/25/24	3 Month LIBOR	2.887%	711,270
Citigroup Global Markets, Inc./(LCH Group)	NOK	13,670	8/01/26	6 Month NIBOR	1.300%	(5,236)

						$(10,950,365)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	7.18%	$5,000	$(517,639)	$(134,608)	$(383,031)
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	660	(31,823)	(9,354)	(22,469)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	4,000	(414,111)	50,350	(464,461)
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(517,638)	(759,267)	241,629

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	3.93%	$2,000	$(96,433)	$(28,338)	$(68,095)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	4,400	(212,154)	(52,034)	(160,120)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	2,000	(96,434)	(28,339)	(68,095)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(517,639)	(134,608)	(383,031)

				$(2,403,871)	$(1,096,198)	$(1,307,673)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity		U.S. $ Value at July 31, 2016
Credit Suisse Securities (USA) LLC+	0.00%	– 0	–	$1,055,555
HSBC Bank USA	0.48%	4/19/18		102,040,816
HSBC Bank USA	0.48%	4/20/18		117,188,867
HSBC Bank USA	0.48%	4/27/18		53,588,472
HSBC Bank USA	0.80%	6/28/18		36,996,682
JP Morgan Chase Bank	0.47%	4/09/18		49,369,563
JP Morgan Chase Bank	0.47%	4/18/18		51,823,138
JP Morgan Chase Bank	0.47%	4/26/18		255,032,144

				$667,095,237

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2016

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements on the statements of assets and liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous			Up to 30 Days			31-90 Days			Greater than 90 Days		Total
Governments - Treasuries	$	– 0	–	$	– 0	–	$	– 0	–	$666,039,682		$666,039,682
Quasi-Sovereigns		1,055,555			– 0	–		– 0	–	– 0	–	1,055,555

Total		$1,055,555		$	– 0	–	$	– 0	–	$666,039,682		$667,095,237

^	Less than $0.50.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.87% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
4.988%, 4/25/26	4/29/16	$3,017,572	$3,032,660	0.21%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.988%, 7/25/25	7/27/15	2,059,997	2,059,997	0.14%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14 - 12/04/15	1,756,318	479,271	0.03%
iPayment, Inc.
9.50%, 12/15/19	12/29/14	1,849,521	1,703,388	0.12%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.738%, 11/25/24	11/06/15	1,863,417	1,865,900	0.13%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	861,787	70,350	0.00%
Paragon Offshore PLC
6.75%, 7/15/22	7/11/14	849,000	229,230	0.02%
Paragon Offshore PLC
7.25%, 8/15/24	7/11/14	3,230,917	872,100	0.06%
Tervita Corp.
8.00%, 11/15/18	3/21/13	935,231	1,277,238	0.09%
Tonon Luxembourg SA
7.25%, 1/24/20	1/24/20	2,349,598	447,328	0.03%
Vantage Drilling International
10.00%, 12/31/20	6/17/16	71,597	70,840	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13 - 1/27/14	3,510,948	250,640	0.02%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	183,750	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14 - 2/03/14	916,308	92,950	0.01%

(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $155,225,604 or 10.9% of net assets.
(g)	IO - Interest Only.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Convertible security.
(k)	Illiquid security.
(l)	Fair valued by the Adviser.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2016.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies
Series AI
7.00%, 4/30/25	4/30/15 - 12/01/15	$5,202,052	$4,571,758	0.32%
Exide Technologies	4/30/15	87,194	135,152	0.01%

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Variable rate coupon, rate shown as of July 31, 2016.
(q)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(r)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,339,084 and gross unrealized depreciation of investments was $(41,759,239), resulting in net unrealized appreciation of $109,579,845.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REMICs	-	Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN*

July 31, 2016 (unaudited)

92.1%	United States
1.3%	Brazil
0.6%	Canada
0.6%	Mexico
0.5%	Indonesia
0.3%	United Kingdom
0.3%	Argentina
0.2%	Luxembourg
0.2%	France
0.1%	Kenya
0.1%	Angola
0.1%	Ivory Coast
0.1%	Switzerland
0.6%	Other
2.9%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: Barbados, Cayman Islands, Colombia, Dominican Republic, Ghana, Italy, Jamaica, Norway, Peru, South Africa and Zambia.

AB Bond Fund, Inc.

AB Income Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,531,041,846		$	– 0	–	$1,531,041,846
Collateralized Mortgage Obligations		– 0	–	112,398,062			5,092,657		117,490,719
Corporates - Non-Investment Grade		– 0	–	88,429,011			6,945,276		95,374,287
Commercial Mortgage-Backed Securities		– 0	–	4,118,677			54,128,848		58,247,525
Corporates - Investment Grade		– 0	–	54,957,366			– 0	–	54,957,366
Agencies		– 0	–	40,936,186			– 0	–	40,936,186
Whole Loan Trusts		– 0	–	– 0	–		23,100,579		23,100,579
Emerging Markets - Sovereigns		– 0	–	16,524,154			– 0	–	16,524,154
Quasi-Sovereigns		– 0	–	14,085,214			– 0	–	14,085,214

Investments in Securities:	Level 1			Level 2		Level 3		Total
Emerging Markets - Corporate Bonds	$	– 0	–	$13,489,747		$447,328		$13,937,075
Emerging Markets - Treasuries		– 0	–	9,139,496		– 0	–	9,139,496
Local Governments - Municipal Bonds		– 0	–	7,141,336		– 0	–	7,141,336
Governments - Sovereign Agencies		– 0	–	5,491,970		– 0	–	5,491,970
Asset-Backed Securities		– 0	–	3,340,897		1,600,625		4,941,522
Common Stocks:
Consumer Discretionary		– 0	–	– 0	–	1,159,922		1,159,922
Energy		– 0	–	461,361		– 0	–	461,361
Financials		– 0	–	– 0	–	364,271		364,271
Governments - Sovereign Bonds		– 0	–	1,204,704		– 0	–	1,204,704
Investment Companies		– 0	–	– 0	–	– 0	–	– 0	–
Local Governments - Regional Bonds		– 0	–	1,132,198		– 0	–	1,132,198
Bank Loans		– 0	–	– 0	–	340,326		340,326
Mortgage Pass-Throughs		– 0	–	46,035		– 0	–	46,035
Warrants		– 0	–	– 0	–	– 0	–(a)	– 0	–
Short-Term Investments		58,809,619		– 0	–	– 0	–	58,809,619

Total Investments in Securities		58,809,619		1,903,938,260		93,179,832		2,055,927,711

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts		– 0	–	4,037,472		– 0	–	4,037,472
Centrally Cleared Credit Default Swaps		– 0	–	1,713,702		– 0	–	1,713,702
Centrally Cleared Interest Rate Swaps		– 0	–	6,748,888		– 0	–	6,748,888
Credit Default Swaps		– 0	–	241,629		– 0	–	241,629
Liabilities:
Futures		(23,539,190)		– 0	–	– 0	–	(23,539,190)
Forward Currency Exchange Contracts		– 0	–	(3,445,905)		– 0	–	(3,445,905)
Centrally Cleared Credit Default Swaps		– 0	–	(175,097)		– 0	–	(175,097)
Centrally Cleared Interest Rate Swaps		– 0	–	(17,699,253)		– 0	–	(17,699,253)
Credit Default Swaps		– 0	–	(1,549,302)		– 0	–	(1,549,302)

Total(c)		$35,270,429		$1,893,810,394		$93,179,832		$2,022,260,655

Investments valued at NAV(d)								1,175,198

Total Investments								$2,023,435,853

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.
(d)	Certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Corporates - Non- Investment Grade		Commercial Mortgage-Backed Securities
Balance as of 12/31/15	$97,375,665		$7,013,931		$60,751,150
Accrued discounts/(premiums)	631		214,826		85,351
Realized gain (loss)	(150,716)		(27)		(738,445)
Change in unrealized appreciation/depreciation	156,883		(547,683)		1,353,516
Purchases/Payups	3,017,572		431,810		– 0	–
Sales/Paydowns	(2,907,371)		(167,581)		(7,322,724)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(92,400,007)		– 0	–	– 0	–

Balance as of 7/31/16	$5,092,657		$6,945,276		$54,128,848

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$41,738		$(547,683)		$608,895

	Whole Loan Trusts			Emerging Markets - Corporate Bonds			Asset-Backed Securities
Balance as of 12/31/15		$26,950,760		$	– 0	–	$1,744,238
Accrued discounts/(premiums)		32,202			(1,259)		– 0	–
Realized gain (loss)		(711,911)			– 0	–	– 0	–
Change in unrealized appreciation/depreciation		(881,995)			213,151		2,187
Purchases/Payups		2,887,526			– 0	–	– 0	–
Sales/Paydowns		(5,176,003)			– 0	–	(145,800)
Transfers in to Level 3		– 0	–		235,436		– 0	–
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 7/31/16		$23,100,579			$447,328		$1,600,625

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16		$(880,141)			$213,151		$2,187

	Common Stocks			Investment Companies			Bank Loans
Balance as of 12/31/15		$22,554,552			$1,050,272		$4,226,990
Accrued discounts/(premiums)		– 0	–		– 0	–	13,014
Realized gain (loss)		(228,625)			– 0	–	(414,302)
Change in unrealized appreciation/depreciation		(1,554,359)			– 0	–	(367,286)
Purchases/Payups		– 0	–		– 0	–	98,718
Sales/Paydowns		(19,247,375)			– 0	–	(3,216,808)
Transfers in to Level 3		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		(1,050,272)		– 0	–

Balance as of 7/31/16		$1,524,193		$	– 0	–	$340,326

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16		$(229,936)		$	– 0	–	$(852,885)

	Warrants(a)			Total
Balance as of 12/31/15	$	– 0	–		$221,667,558
Accrued discounts/(premiums)		– 0	–		344,765
Realized gain (loss)		– 0	–		(2,244,026)
Change in unrealized appreciation/depreciation		– 0	–		(1,625,586)
Purchases/Payups		– 0	–		6,435,626
Sales/Paydowns		– 0	–		(38,183,662)
Transfers in to Level 3		– 0	–		235,436	(b)
Transfers out of Level 3		– 0	–		(93,450,279	)(c)

Balance as of 7/31/16	$	– 0	–		$93,179,832

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$	– 0	–		$(1,644,674)

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets from Level 3 to Level 1 during the reporting period.
(c)	An amount of $92,400,007 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period and there were de minimis transfers under 1% of net assets from Level 3 to Investments Valued at NAV.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2016. Securities priced i) at net asset value, ii) by third party vendors, or iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$1,739,687	Discounted Cashflow	Clean Debt Value Convertible Feature Value		54.8% – 80.1% / 67.4% 8.1%-0.6% / 4.4%
Whole Loan Trusts	899,902	Recovery Analysis	Deliquency Rate		<4%/ NA
	1,739,733	Recovery Analysis	Deliquency Rate		<4%/ NA
	645,131	Recovery Analysis	Deliquency Rate Collateralization		<5%/ NA >1.1X / NA
	181,409	Recovery Analysis	Appraisal Value		$3,376,000/ NA
	364,305	Recovery Analysis	Appraisal Value		$4,900,000/ NA
	210,406	Recovery Analysis	Appraisal Value		$3,200,000/ NA
	1,652,526	Projected Cashflow	Level Yield		13.45%/ NA
	1,033,470	Projected Cashflow	Level Yield		13.45%/ NA
	1,168,172	Projected Cashflow	Level Yield		94.92%/ NA
	3,088,642	Market- Approach	Underlying NAV of the collateral		$107.11/ NA
	927,795	Recovery Analysis	Cumulative Loss		20.00%/ NA
	2,096,129	Recovery Analysis	Cumulative Loss		17.00%/ NA
	9,092,959	Projected Cashflow	Level Yield		12.57%/ NA
Common Stocks	135,152	Option Pricing Model	Enterprise Value Exercise Price Years to Expiration EV Volatility % Risk Free Rate	$ $	519.2mil – $603.2Mil / NA 730.4mil – $830.5mil / NA 2.5yr – 4.5yr / NA 22.6% – 26.5% / NA 1.09% – 1.55% / NA
	1,024,770	Market- Approach	EBITDA* Projection EBITDA* Multiples		$194.0MM/ NA 7.8X – 9.8X/ 8.8X
Bank Loans	340,326	Market- Approach	EBITDA* EBITDA* Multiple Scrap Value	$ $	18.5mil – $40mil 5X 110mil

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the seven months ended July 31, 2016 is as follows:

Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$78,388	$525,469	$544,997	$58,810	$167

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 24.2%
Industrial - 16.9%
Basic - 1.3%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	66	$70,812
Eastman Chemical Co.
3.80%, 3/15/25		290	307,552
Glencore Funding LLC
4.125%, 5/30/23 (a)		516	496,908
International Paper Co.
4.75%, 2/15/22		172	191,625
LyondellBasell Industries NV
5.75%, 4/15/24		1,311	1,568,420
Minsur SA
6.25%, 2/07/24 (a)		335	344,929
Mosaic Co. (The)
5.625%, 11/15/43		244	273,410
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,607	1,558,790
Vale Overseas Ltd.
6.875%, 11/21/36		180	173,250

			4,985,696

Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (b)		187	201,492
Owens Corning
6.50%, 12/01/16 (c)		55	55,605
Yamana Gold, Inc.
4.95%, 7/15/24		339	344,395

			601,492

Communications - Media - 2.4%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		902	1,173,912
6.55%, 3/15/33		142	185,286
CBS Corp.
3.50%, 1/15/25		290	302,742
5.75%, 4/15/20		710	809,837
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)		740	817,076
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	222,301
Discovery Communications LLC
3.45%, 3/15/25		467	459,792
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(b)		604	634,502
S&P Global, Inc.
4.40%, 2/15/26		584	656,529
TCI Communications, Inc.
7.875%, 2/15/26		670	964,183

	Principal Amount (000)		U.S. $ Value
Time Warner Cable, Inc.
4.50%, 9/15/42	U.S.$	230	$223,394
5.00%, 2/01/20		740	809,018
Time Warner, Inc.
3.55%, 6/01/24		518	555,300
4.70%, 1/15/21		600	671,470
7.625%, 4/15/31		154	219,411
Viacom, Inc.
3.875%, 4/01/24		338	347,128
5.625%, 9/15/19		240	266,115

			9,317,996

Communications - Telecommunications - 2.0%
American Tower Corp.
5.05%, 9/01/20		1,185	1,319,601
AT&T, Inc.
3.40%, 5/15/25		1,275	1,319,929
3.80%, 3/15/22		252	271,656
4.45%, 4/01/24		1,210	1,339,096
4.60%, 2/15/21		565	624,962
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	109,568
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	520	597,452
Verizon Communications, Inc.
3.50%, 11/01/24		1,105	1,190,671
3.85%, 11/01/42		515	500,766
4.862%, 8/21/46		413	463,563

			7,737,264

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	629,026
5.875%, 8/02/21		1,291	1,488,861
General Motors Co.
3.50%, 10/02/18		340	351,065
General Motors Financial Co., Inc.
3.10%, 1/15/19		560	572,594
3.25%, 5/15/18		43	44,123
4.00%, 1/15/25		106	109,295
4.30%, 7/13/25		135	141,125

			3,336,089

Consumer Cyclical - Retailers - 0.6%
CVS Health Corp.
3.875%, 7/20/25		589	654,086
Kohl’s Corp.
5.55%, 7/17/45		445	425,532
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		355	295,957
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		885	951,566

			2,327,141

Consumer Non-Cyclical - 4.4%
AbbVie, Inc.
3.60%, 5/14/25		1,057	1,120,891

	Principal Amount (000)		U.S. $ Value
Actavis Funding SCS
3.80%, 3/15/25	U.S.$	1,025	$1,089,253
3.85%, 6/15/24		238	253,244
Agilent Technologies, Inc.
5.00%, 7/15/20		217	242,595
Altria Group, Inc.
2.625%, 1/14/20		885	923,166
AstraZeneca PLC
6.45%, 9/15/37		235	327,114
Baxalta, Inc.
5.25%, 6/23/45		335	387,354
Bayer US Finance LLC
3.375%, 10/08/24 (a)		321	335,300
Becton Dickinson and Co.
3.734%, 12/15/24		388	422,118
Biogen, Inc.
4.05%, 9/15/25		683	747,684
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	7,037
Celgene Corp.
3.875%, 8/15/25		1,310	1,421,220
Gilead Sciences, Inc.
3.65%, 3/01/26		678	739,670
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	568,300
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		335	349,906
3.50%, 7/15/22 (a)		430	461,566
Laboratory Corp. of America Holdings
3.60%, 2/01/25		265	279,460
Medtronic, Inc.
3.50%, 3/15/25		890	974,635
Newell Brands, Inc.
3.15%, 4/01/21		1,996	2,093,493
3.85%, 4/01/23		256	273,581
PepsiCo, Inc.
4.45%, 4/14/46		440	529,517
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		217	226,312
3.90%, 12/15/24		360	373,207
Reynolds American, Inc.
5.85%, 8/15/45		202	265,648
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		680	691,795
3.15%, 10/01/26		452	461,909
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		383	420,934
Tyson Foods, Inc.
2.65%, 8/15/19		164	168,503
3.95%, 8/15/24		541	589,573

			16,744,985

Energy - 3.3%
Encana Corp.
3.90%, 11/15/21		415	411,228
Energy Transfer Partners LP
6.70%, 7/01/18		411	439,351
7.50%, 7/01/38		772	880,833

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	U.S.$	562	$468,925
Enterprise Products Operating LLC
3.70%, 2/15/26		735	765,492
5.20%, 9/01/20		235	265,417
Halliburton Co.
5.00%, 11/15/45		825	891,838
Husky Energy, Inc.
7.25%, 12/15/19		100	114,512
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,496,024
4.15%, 3/01/22		849	885,352
Noble Energy, Inc.
3.90%, 11/15/24		463	473,899
8.25%, 3/01/19		1,232	1,411,154
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	569,418
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	134,791
5.75%, 9/01/20		420	453,111
Schlumberger Holdings Corp.
3.625%, 12/21/22 (a)		845	904,281
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	623,774
Valero Energy Corp.
6.125%, 2/01/20		770	870,810
Williams Partners LP
4.125%, 11/15/20		403	408,819

			12,469,029

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		340	341,082

Services - 0.1%
eBay, Inc.
3.80%, 3/09/22		232	247,364

Technology - 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.45%, 6/15/23 (a)		865	916,149
Fidelity National Information Services, Inc.
3.50%, 4/15/23		241	252,074
5.00%, 10/15/25		3	3,472
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)		825	884,742
HP, Inc.
4.65%, 12/09/21		266	292,730
KLA-Tencor Corp.
4.65%, 11/01/24		614	677,284
Lam Research Corp.
2.80%, 6/15/21		269	277,473
Micron Technology, Inc.
7.50%, 9/15/23 (a)		224	244,931

	Principal Amount (000)		U.S. $ Value
Motorola Solutions, Inc.
3.50%, 3/01/23	U.S.$	400	$396,826
7.50%, 5/15/25		228	271,195
Oracle Corp.
4.125%, 5/15/45		510	532,984
Seagate HDD Cayman
4.75%, 1/01/25		336	294,044
Total System Services, Inc.
2.375%, 6/01/18		344	346,255
3.75%, 6/01/23		350	362,304
Western Digital Corp.
7.375%, 4/01/23 (a)		359	390,861

			6,143,324

			64,251,462

Financial Institutions - 6.2%
Banking - 4.3%
Bank of America Corp.
Series L
2.60%, 1/15/19		1,053	1,077,677
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	333	454,591
Barclays PLC
3.65%, 3/16/25	U.S.$	389	383,541
BPCE SA
5.70%, 10/22/23 (a)		230	250,521
Compass Bank
5.50%, 4/01/20		1,339	1,440,268
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,448,662
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26 (a)		570	601,597
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		254	268,080
3.85%, 7/08/24		905	971,479
Series D
6.00%, 6/15/20		2,585	2,957,961
Lloyds Banking Group PLC
3.10%, 7/06/21		400	404,888
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		234	256,344
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	895,505
Morgan Stanley
5.625%, 9/23/19		478	532,646
Series G
5.50%, 7/24/20		590	666,492
Murray Street Investment Trust I
4.647%, 3/09/17		125	127,155
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)		430	429,548
Santander Issuances SAU
5.179%, 11/19/25		1,000	1,026,049
Santander UK PLC
5.00%, 11/07/23 (a)		500	521,250

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	U.S.$	400	$370,580
UBS AG/Stamford CT
7.625%, 8/17/22		620	720,750
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		436	459,654

			16,265,238

Finance - 0.3%
AerCap Aviation Solutions BV
6.375%, 5/30/17		320	331,600
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	642,771
International Lease Finance Corp.
5.875%, 4/01/19		245	266,438

			1,240,809

Insurance - 1.3%
American International Group, Inc.
8.175%, 5/15/58		940	1,222,000
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	775,503
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		726	817,238
Lincoln National Corp.
8.75%, 7/01/19		361	425,749
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	866,410
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	392,579
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		538	542,035

			5,041,514

REITS - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	602,828
Trust F/1401
5.25%, 12/15/24 (a)		562	588,133

			1,190,961

			23,738,522

Utility - 1.1%
Electric - 0.7%
CMS Energy Corp.
5.05%, 3/15/22		440	500,386
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	289,727
Entergy Corp.
4.00%, 7/15/22		582	631,249
Exelon Corp.
5.10%, 6/15/45		320	385,245

	Principal Amount (000)			U.S. $ Value
Exelon Generation Co. LLC
4.25%, 6/15/22	U.S.$	337		$361,190
TECO Finance, Inc.
5.15%, 3/15/20		380		421,192

				2,588,989

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365		1,483,418

				4,072,407

Total Corporates - Investment Grade (cost $88,425,041)				92,062,391

MORTGAGE PASS-THROUGHS - 15.2%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.891% (LIBOR 12 Month + 2.02%), 1/01/37 (d)		59		62,374

Agency Fixed Rate 15-Year - 2.0%
Federal National Mortgage Association
2.50%, 8/01/31, TBA		4,852		5,025,421
3.50%, 10/01/25-1/12/30		2,603		2,765,521

				7,790,942

Agency Fixed Rate 30-Year - 13.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45		3,118		3,442,693
4.00%, 8/01/46, TBA		910		974,162
Series 2005
5.50%, 1/01/35		330		374,487
Series 2007
5.50%, 7/01/35		43		49,300
Federal National Mortgage Association
3.00%, 8/01/46, TBA		5,075		5,281,172
3.50%, 5/01/42-10/01/45		13,690		14,743,494
3.50%, 8/01/46, TBA		1,480		1,563,134
4.00%, 10/01/44-7/01/45		4,866		5,375,179
4.50%, 8/25/46, TBA		6,312		6,882,970
5.50%, 1/01/35		867		982,826
Series 2003
5.50%, 4/01/33-7/01/33		319		361,396
Series 2004
5.50%, 4/01/34-11/01/34		182		206,298
Series 2005
5.50%, 2/01/35		135		152,943
Series 2007
5.50%, 8/01/37		585		662,324
Government National Mortgage Association
3.00%, 11/20/45-12/20/45		1,490		1,565,984
3.50%, 3/20/45-1/20/46		4,865		5,175,416
3.50%, 8/01/46, TBA		2,095		2,226,592
Series 1990
9.00%, 12/15/19		0	**	24

	Principal Amount (000)		U.S. $ Value
Series 1999
8.15%, 9/15/20	U.S.$	37	$40,280

			50,060,674

Total Mortgage Pass-Throughs (cost $56,839,383)			57,913,990

ASSET-BACKED SECURITIES - 12.8%
Autos - Fixed Rate - 7.8%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		824	828,095
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 1/15/19		1,409	1,409,806
Series 2015-3, Class A
1.63%, 5/15/20		1,226	1,228,497
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		79	78,717
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,008,769
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		418	431,051
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,182	1,184,123
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		546	546,376
Series 2015-2, Class A3
1.31%, 8/15/19		542	542,369
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		220	221,279
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		497	499,663
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		822	827,132
Series 2016-AA, Class A3
1.77%, 10/15/20 (a)		913	915,796
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		211	209,814
Series 2014-B, Class A
1.11%, 11/15/18 (a)		124	123,084
Series 2016-C, Class E
8.39%, 9/15/23 (a)		600	599,905
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		74	74,125
Series 2016-AA, Class A2A
1.50%, 3/15/18 (a)		156	156,073

	Principal Amount (000)		U.S. $ Value
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)	U.S.$	946	$945,731
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		100	100,196
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		842	840,182
Exeter Automobile Receivables Trust
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		12	11,862
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		270	268,999
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		721	722,915
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	372,819
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17		176	175,759
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		440	439,220
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	327,622
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		993	992,987
Series 2015-2, Class A1
1.98%, 1/15/22		906	917,132
Series 2016-1, Class A1
1.76%, 2/15/21		682	686,582
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,080	1,085,969
Series 2015-3, Class A3
1.69%, 3/20/19		1,155	1,163,799
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		575	575,334
Series 2016-1, Class A1
1.96%, 5/17/21 (a)		860	865,517
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		494	494,850
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,362,616
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		678	681,770
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		315	315,448

	Principal Amount (000)		U.S. $ Value
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	U.S.$	539	$540,199
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		622	622,576
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,001	1,003,554
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)		894	899,623
Series 2015-3, Class A2A
1.02%, 9/17/18		140	139,947
Series 2015-4,Class A2A
1.20%, 12/17/18		240	240,179
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		210	209,595
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		403	402,730
Series 2016-2A, Class A2
1.57%, 6/17/19 (a)		502	501,845

			29,792,231

Credit Cards - Fixed Rate - 2.1%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		400	400,881
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,119	1,149,894
Series 2015-2, Class A
1.56%, 3/15/21		703	706,394
Series 2015-4, Class A
1.72%, 8/16/21		630	634,119
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		1,101	1,115,898
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,070,284
Series 2015-3, Class A
1.74%, 9/15/21		859	862,860
Series 2016-1, Class A
2.04%, 3/15/22		544	552,249
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		570	572,113
Series 2016-A, Class A
2.03%, 4/15/25		732	731,783

			7,796,475

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.2%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)	U.S.$	265	$265,054
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		113	113,188
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		107	106,916
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	621,298
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		388	387,898
Series 2015-2, Class A2A
1.42%, 12/22/17 (a)		278	278,115
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 01/17/23 (a)		725	725,692
SBA Tower Trust
3.156%, 10/15/20 (a)		688	703,136
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.09%, 10/27/25 (a)		758	757,881
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		516	526,125

			4,485,303

Autos - Floating Rate - 1.0%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.981% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(d)		997	996,880
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.867% (LIBOR 1 Month + 0.38%), 7/20/19 (d)		537	535,615
Series 2015-1, Class A
0.987% (LIBOR 1 Month + 0.50%), 1/20/20 (d)		1,073	1,070,457
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.024% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(d)		308	308,249
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.238% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(d)		719	717,538

	Principal Amount (000)		U.S. $ Value
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.831% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(d)	U.S.$	340	$337,500

			3,966,239

Credit Cards - Floating Rate - 0.7%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.831% (LIBOR 1 Month + 0.35%), 8/17/20 (d)		964	964,492
First National Master Note Trust
Series 2013-2, Class A
1.011% (LIBOR 1 Month + 0.53%), 10/15/19 (d)		882	882,349
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.961% (LIBOR 1 Month + 0.48%), 2/15/22 (d)		681	681,629

			2,528,470

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		89	89,898
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (e)(f)		18	0

			89,898

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.613% (LIBOR 1 Month + 1.13%), 12/25/32 (d)		44	42,238

Total Asset-Backed Securities (cost $48,502,909)			48,700,854

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.9%
Non-Agency Fixed Rate CMBS - 10.1%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AM
5.772%, 2/10/51		411	423,172
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		538	537,818
Series 2006-PW14, Class A4
5.201%, 12/11/38		1,617	1,621,652
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		890	928,004

	Principal Amount (000)		U.S. $ Value
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)	U.S.$	1,305	$1,404,710
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
4.877%, 9/10/45 (a)		522	508,168
Series 2013-GC17, Class D
5.104%, 11/10/46 (a)		565	509,927
Series 2015-GC27, Class A5
3.137%, 2/10/48		698	741,046
Series 2016-C1, Class A4
3.209%, 5/10/49		1,034	1,102,060
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.765%, 5/15/46		579	595,222
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		956	963,709
Series 2007-GG9, Class A4
5.444%, 3/10/39		1,853	1,869,507
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	840,725
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		474	475,606
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A3
5.542%, 1/15/49		790	795,948
Series 2007-C3, Class AM
5.699%, 6/15/39		437	439,449
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		914	1,010,291
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.697%, 11/10/46 (a)		363	390,302
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,230	1,258,505
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45		515	526,180
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	793,171
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		274	273,625
Series 2006-LDP8, Class AJ
5.48%, 5/15/45		416	415,972
Series 2006-LDP9, Class AM
5.372%, 5/15/47		356	357,878
Series 2007-CB19, Class AM
5.699%, 2/12/49		470	481,004
Series 2007-LD12, Class A4
5.882%, 2/15/51		1,580	1,625,463

	Principal Amount (000)		U.S. $ Value
Series 2007-LD12, Class AM
6.007%, 2/15/51	U.S.$	795	$820,768
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,975	2,004,047
Series 2011-C5, Class D
5.321%, 8/15/46 (a)		262	272,061
Series 2012-C6, Class E
5.192%, 5/15/45 (a)		389	377,593
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		964	1,072,285
Series 2015-C32, Class C
4.668%, 11/15/48		540	528,734
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		285	265,367
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		454	457,638
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		674	660,065
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		615	618,901
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AJ
5.802%, 8/12/43		319	318,321
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,167	1,170,985
Series 2006-4, Class AJ
5.239%, 12/12/49		201	200,120
Series 2007-9, Class A4
5.70%, 9/12/49		2,785	2,884,669
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		365	371,646
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.361%, 11/01/31 (f)(g)		717	54
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class A4
3.055%, 10/10/48		721	750,603
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		552	588,629
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,155,399
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class E
5.888%, 1/10/45 (a)		227	250,548
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		80	79,955
Series 2007-C32, Class A3
5.702%, 6/15/49		678	694,096

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D
4.801%, 11/15/45 (a)	U.S.$	323	$320,059
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,234,013
Series 2014-C20, Class A2
3.036%, 5/15/47		546	567,709

			38,553,379

Non-Agency Floating Rate CMBS - 1.8%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51 (c)		1,671	1,719,659
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.632% (LIBOR 1 Month + 1.15%), 6/15/34 (a)(d)		304	302,276
H/2 Asset Funding NRE
Series 2015-1A
2.141%, 6/24/49 (a)(d)		623	616,614
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.401% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(d)		902	895,221
Series 2015-SGP, Class A
2.181% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(d)		825	828,027
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.312% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(d)		229	227,570
Series 2015-XLF2, Class SNMA
2.392% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(d)		229	229,357
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.531% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(d)		202	199,288
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.701% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		1,179	1,165,962
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.471%, 12/15/47 (c)		516	543,095

			6,727,069

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.073%, 7/16/46 (c)(g)		1,606	2,575

Total Commercial Mortgage-Backed Securities (cost $45,567,228)			45,283,023

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 10.3%
United Kingdom - 0.6%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	1,461	$2,272,018

United States - 9.7%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	1,151	1,226,461
2.875%, 8/15/45		800	918,969
3.00%, 5/15/45-11/15/45		1,878	2,209,636
3.125%, 8/15/44		10,677	12,839,148
4.375%, 2/15/38		960	1,385,888
U.S. Treasury Notes
1.25%, 3/31/21		2,460	2,486,329
1.625%, 8/31/19-5/15/26		9,320	9,481,794
1.75%, 5/15/22		595	614,802
2.25%, 11/15/24-11/15/25		5,166	5,522,442

			36,685,469

Total Governments - Treasuries (cost $36,440,856)			38,957,487

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Risk Share Floating Rate - 5.4%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
6.988% (LIBOR 1 Month + 6.50%), 4/25/26 (d)(f)		288	290,470
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.988% (LIBOR 1 Month + 2.50%), 7/25/25 (d)(f)		192	192,037
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/23 (d)		1,040	1,082,718
Series 2014-DN3, Class M3
4.488% (LIBOR 1 Month + 4.00%), 8/25/24 (d)		870	893,872
Series 2014-DN4, Class M3
5.038% (LIBOR 1 Month + 4.55%), 10/25/24 (d)		300	315,476
Series 2014-HQ3, Class M3
5.238% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		820	863,698
Series 2015-DNA1, Class M3
3.788% (LIBOR 1 Month + 3.30%), 10/25/27 (d)		265	269,538
Series 2015-DNA2, Class M2
3.088% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		1,017	1,040,393

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA3, Class M3
5.188% (LIBOR 1 Month + 4.70%), 4/25/28 (d)	U.S.$	280	$293,867
Series 2015-HQ1, Class M2
2.688% (LIBOR 1 Month + 2.20%), 3/25/25 (d)		400	404,344
Series 2015-HQA1, Class M2
3.138% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		735	754,462
Series 2015-HQA2, Class M2
3.288% (LIBOR 1 Month + 2.80%), 5/25/28 (d)		289	296,792
Series 2015-HQA2, Class M3
5.288% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		900	940,009
Series 2016-DNA1, Class M3
6.038% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		330	356,677
Series 2016-DNA2, Class M3
5.138% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		307	316,677
Series 2016-DNA3, Class M3
5.488% (LIBOR 1 Month + 5.00%), 12/25/28 (d)		700	737,031
Series 2016-HQA1, Class M3
6.838% (LIBOR 1 Month + 6.35%), 9/25/28 (d)		828	929,381
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.688% (LIBOR 1 Month + 1.20%), 7/25/24 (d)		157	156,913
Series 2014-C04, Class 1M2
5.388% (LIBOR 1 Month + 4.90%), 11/25/24 (d)		511	539,494
Series 2014-C04, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		195	205,939
Series 2015-C01, Class 1M2
4.788% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		355	368,789
Series 2015-C01, Class 2M2
5.038% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		626	651,819
Series 2015-C02, Class 1M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		617	632,912
Series 2015-C02, Class 2M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		430	443,389
Series 2015-C03, Class 1M1
1.988% (LIBOR 1 Month + 1.50%), 7/25/25 (d)		281	281,307

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)	U.S.$	704	$739,434
Series 2015-C03, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		675	714,892
Series 2015-C04, Class 1M2
6.188% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		878	947,266
Series 2015-C04, Class 2M2
6.038% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		631	673,896
Series 2016-C01, Class 1M2
7.238% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		457	512,536
Series 2016-C01, Class 2M2
7.438% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		478	543,488
Series 2016-C02, Class 1M2
6.488% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		539	589,879
Series 2016-C03, Class 1M2
5.788% (LIBOR 1 Month + 5.30%), 10/25/28 (d)		91	97,162
Series 2016-C03, Class 2M2
6.388% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		881	951,556
Series 2016-C04, Class 1M2
4.743% (LIBOR 1 Month + 4.25%), 1/25/29 (d)		919	923,677
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(f)		106	104,556
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.738% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(f)		394	389,802
Series 2015-WF1, Class 2M2
5.988% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(f)		105	103,504

			20,549,652

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		261	224,031
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		155	141,938
Series 2006-24CB, Class A16
5.75%, 6/25/36		440	373,709
Series 2006-28CB, Class A14
6.25%, 10/25/36		299	241,315
Series 2006-J1, Class 1A13
5.50%, 2/25/36		269	229,316

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.951%, 5/25/35	U.S.$	528	$491,755
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		341	290,866
Series 2006-13, Class 1A19
6.25%, 9/25/36		123	104,847
Series 2007-HYB2, Class 3A1
2.931%, 2/25/47		613	497,615
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		410	324,151
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		464	381,378
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.096%, 7/25/36		890	731,045
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		538	463,612
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		546	481,110

			4,976,688

Agency Floating Rate - 0.9%
Federal National Mortgage Association REMICs
Series 2007-15, Class CI
5.892% (LIBOR 1 Month + 6.38%), 3/25/37 (d)(g)		2,343	486,185
Series 2011-63, Class SW
6.192% (LIBOR 1 Month + 6.68%), 7/25/41 (d)(g)		1,936	393,222
Series 2013-130, Class SN
6.162% (LIBOR 1 Month + 6.65%), 10/25/42 (d)(g)		2,467	429,866
Series 2015-66, Class AS
5.762% (LIBOR 1 Month + 6.25%), 9/25/45 (d)(g)		2,455	506,939
Series 2016-11, Class SG
5.662% (LIBOR 1 Month + 6.15%), 3/25/46 (d)(g)		2,841	518,869
Series 2016-19, Class SA
5.612% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(g)		3,008	552,534
Series 2016-22, Class ST
5.612% (LIBOR 1 Month + 6.10%), 4/25/46 (d)(g)		2,688	526,112

			3,413,727

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.678% (LIBOR 1 Month + 0.19%), 12/25/36 (d)	U.S.$	889	$526,556
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.738% (LIBOR 1 Month + 0.25%), 3/25/35 (d)		377	317,889
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.918% (LIBOR 1 Month + 0.43%), 3/25/36 (d)		463	325,541
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.337%, 5/26/37 (a)(c)		506	387,164
Residential Accredit Loans, Inc. Trust
Series 2007-QO2, Class A1
0.638% (LIBOR 1 Month + 0.15%), 2/25/47 (d)		591	339,756
Series 2007-QS4, Class 2A4
0.828% (LIBOR 1 Month + 0.34%), 3/25/37 (d)		856	207,368

			2,104,274

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.927%, 5/28/35		65	57,062
Federal National Mortgage Association REMICs
Series 2015-33, Class AI
5.00%, 6/25/45 (g)		2,646	480,466

			537,528

Total Collateralized Mortgage Obligations (cost $31,633,630)			31,581,869

CORPORATES - NON-INVESTMENT GRADE - 5.0%
Industrial - 3.3%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		75	76,594

Capital Goods - 0.2%
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	402,496
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	330	340,725

			743,221

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	$428,798
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 5/01/26 (a)	U.S.$	352	367,400
CSC Holdings LLC
8.625%, 2/15/19		118	131,496
Quebecor Media, Inc.
5.75%, 1/15/23		391	408,595
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	783,750

			2,120,039

Communications - Telecommunications - 0.9%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		25	26,688
Series Y
7.50%, 4/01/24		243	259,402
Frontier Communications Corp.
10.50%, 9/15/22		260	280,800
11.00%, 9/15/25		260	277,550
SFR Group SA
5.375%, 5/15/22 (a)	EUR	222	255,642
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	970	959,087
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)		700	720,566
Windstream Services LLC
6.375%, 8/01/23		750	648,750

			3,428,485

Consumer Cyclical - Other - 0.4%
International Game Technology PLC
6.25%, 2/15/22 (a)		360	377,100
6.50%, 2/15/25 (a)		520	548,600
KB Home
4.75%, 5/15/19		286	292,435
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	235,000

			1,453,135

Consumer Cyclical - Retailers - 0.1%
Cash America International, Inc.
5.75%, 5/15/18		295	300,900
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		212	217,300

			518,200

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	466,094

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)	U.S.$	375	$311,250
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	320	413,763

			1,191,107

Energy - 0.3%
Cenovus Energy, Inc.
3.00%, 8/15/22	U.S.$	42	39,415
5.70%, 10/15/19		169	179,473
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		292	226,817
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		361	308,655
SM Energy Co.
6.50%, 1/01/23		35	29,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	448,800

			1,232,910

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	615,700

Technology - 0.3%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		270	268,904
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		350	376,590
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		345	355,350

			1,000,844

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		309	291,233

			12,671,468

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (b)		213	232,569
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		129	146,093
7.625%, 11/21/22		400	447,120
7.75%, 4/10/23		402	427,125
Credit Agricole SA
8.125%, 12/23/25 (a)(b)		235	246,750
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		363	376,612

	Principal Amount (000)		U.S. $ Value
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	569	$542,431
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)		402	400,995
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (b)		1,100	1,050,500
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		290	302,674
Societe Generale SA
5.922%, 4/05/17 (a)(b)		130	132,275

			4,305,144

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		440	444,400
7.25%, 1/25/22		99	100,609

			545,009

			4,850,153

Utility - 0.3%
Electric - 0.3%
AES Corp./VA
7.375%, 7/01/21		580	658,300
NRG Energy, Inc.
7.875%, 5/15/21		365	378,688

			1,036,988

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	341,344

Total Corporates - Non-Investment Grade (cost $19,318,438)			18,899,953

INFLATION-LINKED SECURITIES - 4.9%
United States - 4.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)		11,080	11,248,204
0.25%, 1/15/25 (TIPS)		3,604	3,677,878
0.375%, 7/15/25 (TIPS)		3,716	3,847,406

Total Inflation-Linked Securities (cost $18,550,257)			18,773,488

AGENCIES - 2.8%
Agency Debentures - 2.8%
Federal Home Loan Bank
0.454% (LIBOR 1 Month - 0.02%), 1/11/17 (d) (cost $10,529,984)		10,530	10,530,706

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES - 0.8%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27 (cost $3,099,367)	BRL	10,690	$3,082,928

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20	U.S.$	672	670,723

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		245	216,519

Israel - 0.1%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)		580	632,490

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (b)		500	485,500

Total Governments - Sovereign Agencies (cost $1,998,616)			2,005,232

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,431,689)		970	1,587,706

	Shares
COMMON STOCKS - 0.3%
Financials - 0.3%
Insurance - 0.3%
Mt Logan Re Ltd.
(Preference Shares) (h)(i)(j)(k)		700	704,931
Mt Logan Re Ltd.
(Preference Shares) (h)(j)(k)(l)		297	299,092

Total Common Stocks (cost $997,000)			1,004,023

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19	U.S.$	208	231,712

	Principal Amount (000)		U.S. $ Value
Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (a)	U.S.$	593	$595,224

Total Governments - Sovereign Bonds (cost $815,333)			826,936

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a) (cost $355,858)		358	388,825

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		541	151,480
7.125%, 6/26/42 (a)		394	131,005

			282,485

Consumer Non-Cyclical - 0.0%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (f)(h)(m)		660	34,914

Total Emerging Markets - Corporate Bonds (cost $1,042,912)			317,399

SHORT-TERM INVESTMENTS - 8.2%
Agency Discount Note - 1.2%
Federal Home Loan Bank Zero Coupon, 1/25/17 (cost $4,713,733)		4,725	4,713,733

	Shares
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (n)(o) (cost $5,488,894)		5,488,894	5,488,894

	Principal Amount (000)
Governments - Treasuries - 3.6%
Japan - 3.6%
Japan Treasury Discount Bill
Series 622
Zero Coupon, 10/24/16 (cost $13,054,647)	JPY	1,380,000	13,533,796

	Principal Amount (000)		U.S. $ Value
Certificates of Deposit - 0.9%
Wells Fargo Bank, NA
Series CD
0.823% (LIBOR 1 Month + 0.35%), 10/05/16 (d) (cost $3,537,000)	U.S.$	3,537	$3,537,000

Commercial Paper - 1.0%
Sumitomo Mitsui Banking Zero Coupon, 10/18/16 (a) (cost $3,821,779)		3,828	3,821,779

Total Short-Term Investments (cost $30,616,053)			31,095,202

Total Investments - 106.0% (cost $396,164,554) (p)			403,012,012
Other assets less liabilities - (6.0)% (q)			(22,750,511)

Net Assets - 100.0%			$380,261,501

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	624	September 2016	$75,151,082	$76,137,750	$986,668
U.S. Ultra Bond (CBT) Futures	51	September 2016	9,015,502	9,717,094	701,592
Sold Contracts
Euro-BOBL Futures	74	September 2016	10,945,349	11,058,791	(113,442)
U.S. T-Note 2 Yr (CBT) Futures	146	September 2016	31,976,692	31,974,000	2,692
U.S. T-Note 10 Yr (CBT) Futures	17	September 2016	2,248,488	2,261,797	(13,309)

					$1,564,201

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	1,380,976	USD	13,093	10/27/16	$(485,659)
Citibank, NA	EUR	2,060	USD	2,287	10/06/16	(22,577)
Goldman Sachs Bank USA	BRL	5,415	USD	1,605	8/02/16	(65,119)
Goldman Sachs Bank USA	USD	1,672	BRL	5,415	8/02/16	(1,753)
Goldman Sachs Bank USA	USD	1,661	MXN	31,493	8/04/16	18,255
Goldman Sachs Bank USA	USD	1,631	INR	110,712	9/22/16	16,061
Goldman Sachs Bank USA	GBP	2,343	USD	3,081	9/23/16	(21,799)
Goldman Sachs Bank USA	BRL	4,862	USD	1,057	1/04/17	(372,452)
HSBC Bank USA	CNY	18,412	USD	2,738	9/22/16	(32,711)
HSBC Bank USA	SGD	3,580	USD	2,658	9/22/16	(11,045)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	AUD	2,636	USD	1,961	8/12/16	$(41,934)
JPMorgan Chase Bank	CAD	2,408	USD	1,855	9/08/16	10,463
Royal Bank of Scotland PLC	CAD	2,214	USD	1,720	9/08/16	23,939
Standard Chartered Bank	BRL	5,415	USD	1,672	8/02/16	1,753
Standard Chartered Bank	USD	1,645	BRL	5,415	8/02/16	25,164
Standard Chartered Bank	TWD	80,662	USD	2,471	8/05/16	(59,727)
Standard Chartered Bank	BRL	5,415	USD	1,628	9/02/16	(23,896)

						$(1,043,037)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	21,860	3/11/17	2.140%	3 Month BBSW	$(31,632)
Morgan Stanley & Co., LLC/(CME Group)		18,850	6/09/17	2.218%	3 Month BBSW	(55,563)
Morgan Stanley & Co., LLC/(CME Group)		13,670	10/30/17	1.915%	3 Month BBSW	(22,931)
Morgan Stanley & Co., LLC/(CME Group)		11,980	4/27/18	2.213%	3 Month BBSW	(78,684)
Morgan Stanley & Co., LLC/(CME Group)	NOK	202,120	5/12/18	0.954%	6 Month NIBOR	34,842
Morgan Stanley & Co., LLC/(CME Group)		67,420	5/19/18	1.007%	6 Month NIBOR	4,162
Morgan Stanley & Co., LLC/(CME Group)	NZD	47,210	7/28/18	2.050%	3 Month BKBM	(18,284)
Morgan Stanley & Co., LLC/(CME Group)	$	2,630	1/14/24	2.980%	3 Month LIBOR	(340,338)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(308,844)
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,330	3/11/25	6 Month BBSW	2.973%	183,246
Morgan Stanley & Co., LLC/(CME Group)		2,040	6/09/25	6 Month BBSW	3.384%	164,801
Morgan Stanley & Co., LLC/(CME Group)	$	3,600	11/10/25	2.256%	3 Month LIBOR	(315,653)
Morgan Stanley & Co., LLC/(CME Group)	NOK	25,100	5/12/26	6 Month NIBOR	1.556%	64,397
Morgan Stanley & Co., LLC/(CME Group)	$	2,400	6/28/26	1.460%	3 Month LIBOR	(27,582)
Morgan Stanley & Co., LLC/(CME Group)	NZD	5,090	7/28/26	3 Month BKBM	2.473%	13,948
Morgan Stanley & Co., LLC/(LCH Group)	NOK	60,680	8/01/18	0.960%	6 Month NIBOR	363
Morgan Stanley & Co., LLC/(LCH Group)	NOK	4,175	8/01/26	6 Month NIBOR	1.300%	(1,599)

						$(735,351)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	3.85%	$271	$(8,825)	$12,766	$(21,591)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	5.42	452	2,261	(16,026)	18,287
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	5.42	518	2,592	(19,043)	21,635
Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.92	1,360	108	(10,878)	10,986
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	1,882	(90,734)	(82,959)	(7,775)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	509	(24,542)	(35,504)	10,962
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	155	(7,473)	(11,555)	4,082
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	3.93	745	(35,922)	(56,299)	20,377

				$(162,535)	$(219,498)	$56,963

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$5,590	1/30/17	1.059%	3 Month LIBOR	$(28,892)
JPMorgan Chase Bank, NA	6,230	2/07/22	2.043%	3 Month LIBOR	(373,303)

					$(402,195)

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $72,570,625 or 19.1% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of July 31, 2016.
(d)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(e)	Fair valued by the Adviser.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.30% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
6.988%, 4/25/26	4/29/16	$288,308	$290,470	0.08%
Bellemeade Re Ltd. Series 2015-1A, Class M1
2.988%, 7/25/25	7/27/15	192,037	192,037	0.05%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
4.738%, 11/25/24	11/06/15	104,417	104,556	0.03%
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	17,607	0	0.00%
Prudential Securities Secured Financing Corp. Series 1999-NRF1, Class AEC
1.361%, 11/01/31	11/02/07	7	54	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14 - 1/27/14	365,927	34,914	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
5.738%, 11/25/25	9/28/15	393,624	389,802	0.10%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.988%, 11/25/25	9/28/15	104,860	103,504	0.03%

(g)	IO - Interest Only.
(h)	Non-income producing security.
(i)	Effective prepayment date of December 2016.

(j)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares) (i)	1/02/14	$700,000	$704,931	0.19%
Mt Logan Re Ltd. (Preference Shares) (l)	12/30/14	297,000	299,092	0.08%

(l)	Effective prepayment date of April 2017.
(m)	Defaulted.
(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,636,733 and gross unrealized depreciation of investments was $(4,789,275), resulting in net unrealized appreciation of $6,847,458.
(q)	An amount of U.S. $856,269 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2016.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Intermediate Bond Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$92,062,391	$	– 0	–	$92,062,391
Mortgage Pass-Throughs		– 0	–	57,913,990		– 0	–	57,913,990
Asset-Backed Securities		– 0	–	45,855,884		2,844,970	(a)	48,700,854
Commercial Mortgage-Backed Securities		– 0	–	34,273,352		11,009,671		45,283,023
Governments - Treasuries		– 0	–	38,957,487		– 0	–	38,957,487
Collateralized Mortgage Obligations		– 0	–	31,099,362		482,507		31,581,869
Corporates - Non-Investment Grade		– 0	–	18,599,053		300,900		18,899,953
Inflation-Linked Securities		– 0	–	18,773,488		– 0	–	18,773,488

Investments in Securities:	Level 1			Level 2		Level 3			Total
Agencies	$	– 0	–	$10,530,706		$	– 0	–	$10,530,706
Emerging Markets - Treasuries		– 0	–	3,082,928			– 0	–	3,082,928
Governments - Sovereign Agencies		– 0	–	2,005,232			– 0	–	2,005,232
Local Governments - Municipal Bonds		– 0	–	1,587,706			– 0	–	1,587,706
Common Stocks		– 0	–	– 0	–		1,004,023		1,004,023
Governments - Sovereign Bonds		– 0	–	826,936			– 0	–	826,936
Quasi-Sovereigns		– 0	–	388,825			– 0	–	388,825
Emerging Markets - Corporate Bonds		– 0	–	317,399			– 0	–	317,399
Short-Term Investments:
Agency Discount Notes		– 0	–	4,713,733			– 0	–	4,713,733
Investment Companies		5,488,894		– 0	–		– 0	–	5,488,894
Governments - Treasuries		– 0	–	13,533,796			– 0	–	13,533,796
Certificates of Deposit		– 0	–	3,537,000			– 0	–	3,537,000
Commercial Paper		– 0	–	3,821,779			– 0	–	3,821,779

Total Investments in Securities		5,488,894		381,881,047			15,642,071		403,012,012

Other Financial Instruments(b):
Assets:
Futures		1,690,952		– 0	–		– 0	–	1,690,952
Forward Currency Exchange Contracts		– 0	–	95,635			– 0	–	95,635
Centrally Cleared Interest Rate Swaps		– 0	–	465,759			– 0	–	465,759
Credit Default Swaps		– 0	–	86,329			– 0	–	86,329
Liabilities:
Futures		(126,751)		– 0	–		– 0	–	(126,751)
Forward Currency Exchange Contracts		– 0	–	(1,138,672)			– 0	–	(1,138,672)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,201,110)			– 0	–	(1,201,110)
Credit Default Swaps		– 0	–	(29,366)			– 0	–	(29,366)
Interest Rate Swaps		– 0	–	(402,195)			– 0	–	(402,195)

Total(c)		$7,053,095		$379,757,427			$15,642,071		$402,452,593

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities(a)		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/15	$5,462,170		$9,612,483		$19,646,091
Accrued discounts/(premiums)	1,604		(7,589)		2,477
Realized gain (loss)	(34,507)		(64,586)		(126,451)
Change in unrealized appreciation/depreciation	58,259		7,911		206,489
Purchases/Payups	2,169,848		3,574,126		288,308
Sales/Paydowns	(1,991,949)		(2,750,441)		(2,514,260)
Transfers in to Level 3	– 0	–	637,767		– 0	–
Transfers out of Level 3	(2,820,455)		– 0	–	(17,020,147)

Balance as of 7/31/16	$2,844,970		$11,009,671		$482,507

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$26,491		$4,222		$2,162

	Corporates - Non- Investment Grade		Common Stocks		Total
Balance as of 10/31/15	$297,212		$1,273,763		$36,291,719
Accrued discounts/(premiums)	1,281		– 0	–	(2,227)
Realized gain (loss)	– 0	–	(943)		(226,487)
Change in unrealized appreciation/depreciation	2,407		(66,740)		208,326
Purchases/Payups	– 0	–	– 0	–	6,032,282
Sales/Paydowns	– 0	–	(202,057)		(7,458,707)
Transfers in to Level 3	– 0	–	– 0	–	637,767
Transfers out of Level 3	– 0	–	– 0	–	(19,840,602	)(b)

Balance as of 7/31/16	$300,900		$1,004,023		$15,642,071	(c)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$2,407		$(66,740)		$(31,458)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were deminimis transfers from Level 2 to Level 3 during the reporting period.
(c)	An amount of $19,840,602 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at July 31, 2016. Securities priced i) by third party vendors or ii) net asset value are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/16			Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00 / N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$6,763	$133,679	$134,953	$5,489	$38

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 103.2%
Long-Term Municipal Bonds - 103.2%
Alabama - 1.3%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The))
Series 2015
5.00%, 6/01/28	$3,905	$4,722,082
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,944,593
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/25	2,110	2,585,615

		9,252,290

Alaska - 0.1%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	411,536

Arizona - 2.8%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,880,409
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,950,945
County of Pima AZ Sewer System Revenue
AGM
5.00%, 7/01/21	1,765	2,048,918
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,777,357

		19,657,629

Arkansas - 0.0%
City of Fort Smith AR Sales & Use Tax Revenue
Series 2012
2.375%, 5/01/27	25	25,035

California - 3.3%
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
NATL Series 2006-32F
5.25%, 5/01/18	290	313,574
Series 2010C
5.00%, 5/01/19	450	503,419
State of California
Series 2006
5.00%, 10/01/16	275	277,046
Series 2011
5.00%, 10/01/20	5,000	5,855,450

	Principal Amount (000)	U.S. $ Value
Series 2012
5.00%, 9/01/20	$9,305	$10,865,728
Series 2014
5.00%, 8/01/22-5/01/25	4,250	5,332,977

		23,148,194

Colorado - 4.4%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	439,110
Series 2012A
5.00%, 11/15/24 (a)	10,395	12,458,200
5.00%, 11/15/25	3,000	3,575,700
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23 (a)	4,730	5,956,915
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,438,259
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20 (b)	1,310	1,462,025
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	493,156

		30,823,365

Connecticut - 0.8%
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,404,874

Florida - 12.1%
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,315	8,856,636
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	1,720	1,997,419
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	12,382,318
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,869,533
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	22,906,964

	Principal Amount (000)	U.S. $ Value
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	$1,500	$1,847,535
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,371,639
Series 2013A
5.00%, 7/01/18-7/01/19	3,905	4,307,567
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,445,949
Series 2015B
5.00%, 10/01/23	1,500	1,856,325
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/17 (a)	16,440	17,055,842
Series 2015B
5.00%, 6/01/21	1,725	2,056,580
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,900	1,995,361

		84,949,668

Georgia - 1.1%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,160,940
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,652,850
Municipal Electric Authority of Georgia
Series 2011A
5.00%, 1/01/21	3,045	3,567,857

		7,381,647

Illinois - 5.0%
Chicago O’Hare International Airport
Series 2011B
5.00%, 1/01/17	1,930	1,964,894
Series 2015B
5.00%, 1/01/29	5,000	6,103,900
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,979,925
5.50%, 1/01/25	2,250	2,690,190
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/20-2/15/24 (c)	6,355	7,109,909
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,481,004

	Principal Amount (000)	U.S. $ Value
State of Illinois
Series 2006A
5.00%, 6/01/19	$1,040	$1,126,226
Series 2010
5.00%, 1/01/18	500	524,195
Series 2013A
5.00%, 4/01/20	4,030	4,409,828
Series 2014
5.00%, 5/01/30	4,180	4,604,897
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/17	1,450	1,504,419

		35,499,387

Indiana - 0.8%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,723,907

Kentucky - 1.2%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,802,173
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25	2,275	2,726,610

		8,528,783

Louisiana - 1.5%
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,881,740

Maryland - 6.2%
State of Maryland
Series 2014B
5.00%, 8/01/20	10,165	11,857,574
5.00%, 8/01/21 (a)	26,600	31,957,772

		43,815,346

Massachusetts - 4.8%
Commonwealth of Massachusetts
AGM Series 2006C
1.902%, 11/01/19 (e)	9,575	9,853,441
NATL Series 2000E
0.525%, 12/01/30 (d)	4,525	4,129,008
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.30%, 6/01/20 (e)	3,000	3,157,020
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	3,330	4,027,901

	Principal Amount (000)	U.S. $ Value
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
1.49%, 8/01/22 (e)	$3,240	$3,484,847
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/23	2,475	3,025,638
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,949,896

		33,627,751

Michigan - 2.5%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/21	3,750	4,349,850
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,944,093

		17,293,943

Minnesota - 1.2%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,451,462
State of Minnesota
Series 2015D
5.00%, 8/01/18	6,715	7,309,747

		8,761,209

Mississippi - 0.4%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,653,555
Series 2013A
5.00%, 1/01/19	1,000	1,102,370

		2,755,925

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/17	1,390	1,472,663

Nevada - 1.6%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,112,430
Series 2013B
5.00%, 6/01/19	2,210	2,458,470
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	881,915

	Principal Amount (000)	U.S. $ Value
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	$1,500	$1,730,865
Series 2015B
5.00%, 12/01/20	4,250	4,976,112

		11,159,792

New Jersey - 3.4%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,407,837
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	460	487,310
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2010DD-1
5.00%, 12/15/17	20	21,069
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/20	10,000	11,102,800
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,199,708
Series 2014A
5.00%, 1/01/28	4,785	5,937,180
Series 2014C
5.00%, 1/01/23	1,590	1,943,075

		24,098,979

New York - 19.2%
City of New York NY
AGM Series 2005K
1.70%, 8/01/16 (e)	1,700	1,700,000
Series 2011A
5.00%, 8/01/23	4,250	5,062,473
Series 2014J
5.00%, 8/01/21	6,100	7,272,664
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	11,092,574
Series 2012F
5.00%, 11/15/26	3,635	4,431,647
Series 2013A
5.00%, 11/15/26	2,300	2,810,669
Series 2013E
5.00%, 11/15/25	8,510	10,517,935
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2015B
2.00%, 8/01/28 (f)	4,135	4,135,000
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,619,620

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26 (a)	$6,830	$8,377,610
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,540,060
Series 2012A
5.00%, 12/15/22 (a)	14,610	18,033,269
Series 2012B
5.00%, 3/15/20	7,900	9,086,501
Series 2014A
5.00%, 2/15/28	6,565	8,153,664
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
0.70%, 5/01/34 (d)	3,500	3,132,262
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,573,330
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	20,221,273
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	4,972,013
Series 2013B
5.00%, 11/15/20	4,100	4,819,837

		135,552,401

North Carolina - 2.3%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,882,148
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/26	6,710	8,415,548

		16,297,696

Ohio - 0.5%
City of Cleveland OH Airport System Revenue
AGM Series 2016B
5.00%, 1/01/23-1/01/24 (c)	2,585	3,046,544
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	737,639

		3,784,183

Oregon - 1.6%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	6,008,800

	Principal Amount (000)	U.S. $ Value
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/25	$4,605	$5,430,078

		11,438,878

Pennsylvania - 4.7%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,504,295
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/18	550	593,351
Commonwealth of Pennsylvania
Series 2014
5.00%, 7/01/17	5,000	5,203,300
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM)	475	534,969
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,060	2,315,976
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 1/01/19	3,085	3,411,794
Series 2012B
5.00%, 7/01/21	7,550	8,017,194
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)
Series 2005A
3.75%, 12/01/40	3,055	3,065,967
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	1,994,418
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,676,250

		33,317,514

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,588,122

South Carolina - 0.4%
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	3,065,290

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.4%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23 (Pre-refunded/ETM)	$455	$555,405
5.00%, 7/01/23	1,930	2,355,893

		2,911,298

Texas - 7.3%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,118,970
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,628,250
Central Texas Regional Mobility Authority
Series 2015B
5.00%, 1/01/45	2,085	2,360,324
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,708,361
City of Garland TX
Series 2010
5.00%, 2/15/26	500	570,415
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,339,539
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,259,272
City of Lubbock TX
Series 2013
5.00%, 2/15/19	1,740	1,927,085
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	6,240	7,119,335
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	5,033,700
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.25%, 9/01/26	3,625	4,355,981
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,637,028
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	2,000,820
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	4,099,510
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35	900	1,004,211

	Principal Amount (000)	U.S. $ Value
University of Texas System (The)
Series 2010A
5.00%, 8/15/22	$1,070	$1,225,043

		51,387,844

Virginia - 1.0%
Fairfax County Economic Development Authority
Series 2011
5.00%, 4/01/25 (Pre-refunded/ETM)	2,000	2,304,800
5.00%, 4/01/26 (Pre-refunded/ETM)	4,000	4,609,600

		6,914,400

Washington - 8.5%
Central Puget Sound Regional Transit Authority
Series 2012P
5.00%, 2/01/23-2/01/25	7,815	9,399,037
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,938,965
City of Seattle WA
Series 2015A
5.00%, 6/01/19	9,770	10,970,538
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,229,307
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,505,870
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	737,038
Series 2012A
5.00%, 7/01/19	4,200	4,722,102
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,867,001
State of Washington
Series 2009-2010B
5.00%, 1/01/22	710	807,824
Series 2015R
5.00%, 7/01/26	13,325	16,841,068

		60,018,750

Wisconsin - 2.1%
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	12,000	14,968,980

Total Municipal Obligations (cost $684,653,391)		727,919,019

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 3.4%
Financial Institutions - 3.4%
Banking - 3.4%
Bank of America Corp.
Series G
6.50%, 8/01/16	$2,585	$2,585,000
Capital One Bank USA NA
1.20%, 2/13/17	8,300	8,303,893
JPMorgan Chase & Co.
1.35%, 2/15/17	8,885	8,904,121
Morgan Stanley
Series G
5.45%, 1/09/17	4,030	4,103,950

Total Corporates - Investment Grade (cost $23,876,551)		23,896,964

GOVERNMENTS - TREASURIES - 1.8%
United States - 1.8%
U.S. Treasury Notes
0.625%, 8/31/17 (a)	6,200	6,200,242
1.625%, 11/30/20 (a)	6,632	6,813,862

Total Governments - Treasuries (cost $12,889,554)		13,014,104

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (g)(h) (cost $5,774,066)	5,774,066	5,774,066

Total Investments - 109.2% (cost $727,193,562) (i)		770,604,153
Other assets less liabilities - (9.2)%		(65,243,896)

Net Assets - 100.0%		$705,360,257

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$25,000	9/02/20	1.548%	CPI	#	$(189,550)
Barclays Bank PLC	6,000	2/26/17	2.370%	CPI	#	(403,667)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(104,085)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,472,591)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(583,024)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(431,584)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(2,537,130)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(125,475)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(206,764)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,000	5/04/21	2.845%	CPI	#	$(160,868)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(474,534)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(2,110,322)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(2,590,119)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(3,285,605)
Barclays Bank PLC	19,000	5/05/25	2.125%	CPI	#	(1,038,485)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(1,086,059)
Citibank, NA	14,000	5/30/17	2.125%	CPI	#	(738,959)
Citibank, NA	11,500	6/21/17	2.153%	CPI	#	(631,782)
Citibank, NA	22,000	7/02/18	2.084%	CPI	#	(1,022,441)
Citibank, NA	15,600	12/14/20	1.548%	CPI	#	(31,374)
Citibank, NA	9,000	6/29/22	2.398%	CPI	#	(1,091,257)
Citibank, NA	5,400	7/19/22	2.400%	CPI	#	(642,221)
Citibank, NA	4,000	8/10/22	2.550%	CPI	#	(534,665)
Citibank, NA	15,500	12/07/22	2.748%	CPI	#	(2,475,934)
Citibank, NA	47,000	5/24/23	2.533%	CPI	#	(6,284,977)
Citibank, NA	30,000	10/29/23	2.524%	CPI	#	(3,757,579)
Citibank, NA	15,800	2/08/28	2.940%	CPI	#	(3,835,726)
Deutsche Bank AG	7,600	7/15/20	1.265%	CPI	#	133,158
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(1,585,108)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(1,110,680)
Deutsche Bank AG	25,000	9/02/25	1.880%	CPI	#	(725,313)
JPMorgan Chase Bank, NA	1,000	7/29/20	2.305%	CPI	#	(83,941)
JPMorgan Chase Bank, NA	19,000	8/17/22	2.523%	CPI	#	(2,459,027)
JPMorgan Chase Bank, NA	1,400	6/30/26	2.890%	CPI	#	(340,406)
JPMorgan Chase Bank, NA	3,300	7/21/26	2.935%	CPI	#	(835,357)
JPMorgan Chase Bank, NA	2,400	10/03/26	2.485%	CPI	#	(384,912)
JPMorgan Chase Bank, NA	5,400	11/14/26	2.488%	CPI	#	(870,995)
JPMorgan Chase Bank, NA	4,850	12/23/26	2.484%	CPI	#	(772,900)
JPMorgan Chase Bank, NA	21,350	2/20/28	2.899%	CPI	#	(5,005,099)
JPMorgan Chase Bank, NA	12,000	3/26/28	2.880%	CPI	#	(2,767,576)
Morgan Stanley Capital Services LLC	50,000	4/16/18	2.395%	CPI	#	(3,416,747)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(176,118)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,855,153)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(1,534,870)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(1,205,680)

						$(62,843,501)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$12,700	10/26/22	1.123%	SIFMA	*	$(250,806)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the market value of this security amounted to $1,462,025 or 0.2% of net assets.
(c)	When-Issued or delayed delivery security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2016 and the aggregate market value of these securities amounted to $7,261,270 or 1.03% of net assets.
(e)	Variable rate coupon, rate shown as of July 31, 2016.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,659,262 and gross unrealized depreciation of investments was $(248,671), resulting in net unrealized appreciation of $43,410,591.

As of July 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.6% and 0.0%, respectively

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$718,428,334		$9,490,685		$727,919,019
Corporates - Investment Grade		– 0	–	23,896,964		– 0	–	23,896,964
Governments - Treasuries		– 0	–	13,014,104		– 0	–	13,014,104
Short-Term Investments		5,774,066		– 0	–	– 0	–	5,774,066

Total Investments in Securities		5,774,066		755,339,402		9,490,685		770,604,153

Other Financial Instruments(a):
Assets:
Inflation (CPI) Swaps		– 0	–	133,158		– 0	–	133,158
Liabilities:
Inflation (CPI) Swaps		– 0	–	(62,976,659)		– 0	–	(62,976,659)
Interest Rate Swaps		– 0	–	(250,806)		– 0	–	(250,806)

Total(b)		$5,774,066		$692,245,095		$9,490,685		$707,509,846

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$11,790,811		$11,790,811
Accrued discounts/(premiums)	(22,216)		(22,216)
Realized gain (loss)	21,875		21,875
Change in unrealized appreciation/depreciation	293,354		293,354
Purchases	523,569		523,569
Sales	(3,661,875)		(3,661,875)
Transfers in to Level 3	545,167		545,167
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/16	$9,490,685		$9,490,685	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$310,904		$310,904

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Strategy’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$	– 0	–	$104,770	$98,996	$5,774	$7

AB Bond Fund, Inc.

AB All Market Real Return Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.5%
Energy - 24.4%
Integrated Oil & Gas - 15.4%
BP PLC	1,040,801	$5,888,485
Chevron Corp.	86,235	8,837,363
China Petroleum & Chemical Corp. - Class H	2,732,000	1,959,314
Eni SpA	98,733	1,514,566
Exxon Mobil Corp.	245,152	21,806,270
Galp Energia SGPS SA	111,630	1,529,107
LUKOIL PJSC (Sponsored ADR)	63,670	2,766,971
Petroleo Brasileiro SA (Preference Shares) (a)	116,000	424,661
Petroleo Brasileiro SA (Sponsored ADR) (a)	172,330	1,256,286
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	307,616	8,013,137
Royal Dutch Shell PLC - Class A	243,215	6,279,860
Royal Dutch Shell PLC - Class B	384,390	10,224,280
Statoil ASA	4,077	64,814
TOTAL SA	340,093	16,356,373
YPF SA (Sponsored ADR)	103,440	1,910,537

		88,832,024

Oil & Gas Drilling - 0.3%
Helmerich & Payne, Inc.	24,480	1,517,026

Oil & Gas Equipment & Services - 0.7%
Aker Solutions ASA (a)(b)	242,980	1,026,194
Petrofac Ltd.	127,280	1,258,496
RPC, Inc. (a)	39,140	567,138
Tenaris SA	113,350	1,519,767

		4,371,595

Oil & Gas Exploration & Production - 6.9%
Anadarko Petroleum Corp.	72,583	3,957,950
Canadian Natural Resources Ltd.	137,452	4,162,565
CNOOC Ltd.	2,564,200	3,090,457
Concho Resources, Inc. (a)	5,600	695,520
ConocoPhillips	53,742	2,193,749
Det Norske Oljeselskap ASA (a)	128,897	1,647,375
EOG Resources, Inc.	87,323	7,134,289
Gran Tierra Energy, Inc. (a)	246,650	683,853
Hess Corp.	110,358	5,920,707
Inpex Corp.	132,700	1,054,941
Murphy Oil Corp.	69,630	1,909,951
Occidental Petroleum Corp.	70,132	5,240,964
Pioneer Natural Resources Co.	3,108	505,268
Southwestern Energy Co. (a)	87,550	1,276,479
Woodside Petroleum Ltd.	14,593	298,097

		39,772,165

Oil & Gas Refining & Marketing - 1.1%
Cosan SA Industria e Comercio	82,300	864,272
HollyFrontier Corp.	38,680	983,246
JX Holdings, Inc.	576,300	2,183,526
Tupras Turkiye Petrol Rafinerileri AS	110,700	2,369,083

		6,400,127

		140,892,937

Company	Shares	U.S. $ Value
Equity: Other - 10.7%
Diversified/Specialty - 8.2%
Alexandria Real Estate Equities, Inc.	16,005	$1,797,362
Armada Hoffler Properties, Inc.	69,440	1,039,517
Ayala Land, Inc.	784,460	658,075
Azrieli Group Ltd.	2,221	97,736
Beni Stabili SpA SIIQ (a)	70,381	46,090
British Land Co. PLC (The)	60,891	540,400
Bumi Serpong Damai Tbk PT	480,100	76,894
Buzzi Unicem SpA	28,700	576,016
Canadian Real Estate Investment Trust	4,900	187,834
CapitaLand Ltd.	154,900	367,785
CBRE Group, Inc. - Class A (a)	21,920	623,624
Central Pattana PCL	83,951	138,593
Cheung Kong Property Holdings Ltd.	532,000	3,817,476
China Evergrande Group	331,250	209,274
Ciputra Development Tbk PT	931,387	100,172
Cofinimmo SA	1,220	152,437
Colony Starwood Homes	51,110	1,674,364
Dalian Wanda Commercial Properties Co., Ltd. - Class H (b)	42,100	267,481
Digital Realty Trust, Inc.	9,251	966,359
East Japan Railway Co.	6,200	568,724
Fastighets AB Balder - Class B (a)	5,524	150,987
Fibra Uno Administracion SA de CV	145,076	295,181
Fonciere Des Regions	2,141	201,463
Four Corners Property Trust, Inc.	32,420	703,838
Frasers Centrepoint Ltd.	34,800	39,384
Fukuoka REIT Corp.	270	559,278
Gecina SA	2,257	342,078
Globe Trade Centre SA (a)	20,840	37,702
Goldin Properties Holdings Ltd. (a)	80,000	43,403
GPT Group (The)	371,998	1,586,576
Gramercy Property Trust	153,855	1,537,011
Great Portland Estates PLC	20,582	186,069
Growthpoint Properties Ltd.	156,008	296,050
H&R Real Estate Investment Trust	18,786	334,527
Henderson Land Development Co., Ltd.	67,602	403,530
Hufvudstaden AB - Class A	6,645	110,975
Hulic Co., Ltd.	21,750	225,607
ICADE	11,800	910,351
IMMOFINANZ AG (a)	317,910	692,150
IOI Properties Group Bhd	120,500	69,864
Kaisa Group Holdings Ltd. (a)(c)(d)	805,000	40,466
Kennedy Wilson Europe Real Estate PLC	88,043	1,158,294
Kiwi Property Group Ltd.	77,025	86,839
KLCCP Stapled Group	28,200	51,970
Land Securities Group PLC	47,209	683,418
LendLease Group	97,920	999,423
Lippo Karawaci Tbk PT	1,183,100	102,626
Longfor Properties Co., Ltd.	90,700	124,224
Mah Sing Group Bhd	97,450	38,790
Mapletree Commercial Trust	339,100	400,890

Company	Shares	U.S. $ Value
Mapletree Greater China Commercial Trust (b)	116,800	$93,790
Merlin Properties Socimi SA	128,989	1,477,784
Mitsubishi Estate Co., Ltd.	109,600	2,038,294
Mitsui Fudosan Co., Ltd.	143,400	3,103,994
New World Development Co., Ltd.	683,683	796,761
Nomura Real Estate Master Fund, Inc.	215	356,302
Orix JREIT, Inc.	140	258,229
Pakuwon Jati Tbk PT	1,450,000	72,303
Premier Investment Corp.	503	688,041
Pruksa Real Estate PCL	41,800	33,003
Quality Houses PCL	364,483	28,882
Redefine Properties Ltd.	250,592	216,448
Resilient REIT Ltd.	14,071	136,831
SA Corporate Real Estate Fund Nominees Pty Ltd.	741,253	298,504
Sino Land Co., Ltd.	364,000	651,289
SM Prime Holdings, Inc.	483,600	300,130
SP Setia Bhd Group	56,000	42,236
Spirit Realty Capital, Inc.	18,040	246,607
Sponda Oyj	14,327	65,713
STORE Capital Corp.	49,130	1,532,365
Sumitomo Realty & Development Co., Ltd.	68,700	1,777,560
Summarecon Agung Tbk PT	674,800	87,725
Sun Hung Kai Properties Ltd.	126,923	1,821,148
Sunac China Holdings Ltd.	109,600	68,995
Suntec Real Estate Investment Trust	147,000	183,967
Supalai PCL	38,000	27,166
Swiss Prime Site AG (REG) (a)	3,795	348,543
TLG Immobilien AG	13,470	301,571
United Urban Investment Corp.	151	282,291
UOL Group Ltd.	264,864	1,142,764
VEREIT, Inc.	62,098	686,804
Wallenstam AB - Class B	12,006	104,724
WHA Corp. PCL (a)	266,200	23,999
Wharf Holdings Ltd. (The)	182,000	1,257,800
WP Carey, Inc.	6,022	437,498

		47,309,238

Health Care - 1.9%
Assura PLC	392,770	305,909
Care Capital Properties, Inc.	36,430	1,077,599
Chartwell Retirement Residences	10,544	128,080
HCP, Inc.	41,323	1,621,102
LTC Properties, Inc.	14,180	759,055
Omega Healthcare Investors, Inc.	11,251	388,159
Ventas, Inc.	58,267	4,437,615
Welltower, Inc.	27,279	2,164,043

		10,881,562

Triple Net - 0.6%
National Retail Properties, Inc.	45,912	2,440,682
Realty Income Corp.	18,961	1,355,143

		3,795,825

		61,986,625

Company	Shares	U.S. $ Value
Materials - 8.0%
Commodity Chemicals - 0.2%
LyondellBasell Industries NV - Class A	18,510	$1,393,063

Diversified Chemicals - 0.3%
Arkema SA	18,262	1,559,833

Diversified Metals & Mining - 2.9%
Antofagasta PLC	227,970	1,508,885
Boliden AB	84,330	1,856,111
First Quantum Minerals Ltd.	219,480	1,897,851
Glencore PLC (a)	1,775,966	4,383,295
Korea Zinc Co., Ltd.	3,660	1,669,496
Lundin Mining Corp. (a)	229,660	960,398
Orocobre Ltd. (a)	107,020	338,316
Rio Tinto PLC	65,300	2,119,129
South32 Ltd. (a)	970,010	1,367,795
Syrah Resources Ltd. (a)	170,230	592,823

		16,694,099

Fertilizers & Agricultural Chemicals - 1.5%
Agrium, Inc. (Toronto)	6,834	620,250
Monsanto Co.	37,793	4,035,158
Potash Corp. of Saskatchewan, Inc.	44,576	694,766
Syngenta AG (REG)	4,967	1,953,448
UPL Ltd.	158,480	1,488,290

		8,791,912

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	4,011	137,811

Gold - 1.6%
Agnico Eagle Mines Ltd.	33,185	1,931,143
Barrick Gold Corp.	25,800	563,988
Barrick Gold Corp. (Toronto)	36,247	791,485
Franco-Nevada Corp.	5,438	419,288
Goldcorp, Inc.	136,997	2,447,930
Newcrest Mining Ltd. (a)	23,853	464,574
Newmont Mining Corp.	16,465	724,460
Randgold Resources Ltd.	13,803	1,624,310
Real Gold Mining Ltd. (a)(c)(d)	124,500	0	^

		8,967,178

Paper Products - 0.2%
Mondi PLC	20,571	416,299
Oji Holdings Corp.	42,000	175,155
Stora Enso Oyj - Class R	29,866	271,317
UPM-Kymmene Oyj	28,679	591,432

		1,454,203

Precious Metals & Minerals - 0.2%
Fresnillo PLC	6,879	176,033
Industrias Penoles SAB de CV	30,530	781,991

		958,024

Silver - 0.2%
Silver Wheaton Corp.	44,037	1,229,387

Company	Shares	U.S. $ Value
Specialty Chemicals - 0.1%
Johnson Matthey PLC	17,674	$765,940

Steel - 0.8%
Fortescue Metals Group Ltd.	475,640	1,622,232
Novolipetsk Steel PJSC (GDR) (b)	85,270	1,233,555
Severstal PJSC (GDR) (b)	68,170	807,170
voestalpine AG	22,350	788,184

		4,451,141

		46,402,591

Retail - 7.1%
Regional Mall - 2.9%
BR Malls Participacoes SA (a)	26,092	113,143
CapitaLand Mall Trust	157,300	252,045
General Growth Properties, Inc.	50,522	1,614,178
Macerich Co. (The)	10,709	955,671
Multiplan Empreendimentos Imobiliarios SA	4,680	91,178
Simon Property Group, Inc.	49,412	11,218,500
Taubman Centers, Inc.	18,930	1,531,816
Westfield Corp.	114,260	928,843

		16,705,374

Shopping Center/Other Retail - 4.2%
Aeon Mall Co., Ltd.	40,800	548,146
Capital & Counties Properties PLC	42,850	164,790
Capitaland Malaysia Mall Trust	68,100	25,294
Citycon Oyj	25,490	63,767
DDR Corp.	42,366	836,305
Federal Realty Investment Trust	4,662	791,141
Fibra Shop Portafolios Inmobiliarios SAPI de CV	696,894	635,567
Frontier Real Estate Investment Corp.	131	701,620
Hammerson PLC	46,367	342,274
Hyprop Investments Ltd.	41,499	403,436
IGB Real Estate Investment Trust	103,000	41,499
Intu Properties PLC	55,670	220,750
Japan Retail Fund Investment Corp.	147	361,676
Kimco Realty Corp.	28,022	899,506
Kite Realty Group Trust	54,820	1,667,076
Klepierre	39,210	1,880,155
Link REIT	380,923	2,845,927
Mercialys SA	42,060	983,322
Ramco-Gershenson Properties Trust	65,973	1,308,904
Regency Centers Corp.	30,232	2,567,603
Retail Opportunity Investments Corp.	34,867	796,014
RioCan Real Estate Investment Trust (Toronto)	21,671	481,006
Scentre Group	722,098	2,910,394
Shaftesbury PLC	16,562	204,542
Smart Real Estate Investment Trust	7,501	221,241
Unibail-Rodamco SE	5,849	1,611,528
Vicinity Centres	214,894	566,278

		24,079,761

		40,785,135

Residential - 6.9%
Multi-Family - 5.3%
Advance Residence Investment Corp.	78	217,207

Company	Shares	U.S. $ Value
Apartment Investment & Management Co. - Class A	37,700	$1,733,069
AvalonBay Communities, Inc.	28,389	5,270,418
BUWOG AG (a)	3,602	87,359
Camden Property Trust	5,883	527,058
Canadian Apartment Properties REIT	7,444	186,150
China Overseas Land & Investment Ltd.	926,140	3,054,934
China Resources Land Ltd.	869,908	2,169,836
China Vanke Co., Ltd. - Class H	81,400	184,570
CIFI Holdings Group Co., Ltd.	1,414,000	368,959
Corp. GEO SAB de CV Series B (a)	236	113
Country Garden Holdings Co., Ltd.	448,000	182,781
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,800	58,083
Desarrolladora Homex SAB de CV (a)	1,460	125
Deutsche Wohnen AG	20,577	770,379
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	672,868	602,700
Equity Residential	24,548	1,669,018
Essex Property Trust, Inc.	4,461	1,043,339
Independence Realty Trust, Inc.	109,790	992,502
Japan Rental Housing Investments, Inc.	705	605,195
Kenedix Residential Investment Corp.	209	569,896
Killam Apartment Real Estate Investment Trust	62,270	623,344
LEG Immobilien AG (a)	3,517	353,108
Mid-America Apartment Communities, Inc.	18,989	2,013,214
Mirvac Group	673,160	1,126,136
MRV Engenharia e Participacoes SA	17,250	72,088
Shenzhen Investment Ltd.	180,000	73,486
Shimao Property Holdings Ltd.	77,000	100,827
Sino-Ocean Group Holding Ltd.	223,580	94,739
Stockland	138,265	530,618
Sun Communities, Inc.	19,606	1,551,815
UDR, Inc.	17,708	659,269
UNITE Group PLC (The)	109,843	920,531
Urbi Desarrollos Urbanos SAB de CV (a)(c)(d)	120,400	0^
Vonovia SE	60,601	2,402,669

		30,815,535

Self Storage - 1.3%
Big Yellow Group PLC	62,550	586,408
CubeSmart	11,317	336,228
Extra Space Storage, Inc.	21,411	1,841,774
National Storage Affiliates Trust	49,600	1,059,952
Public Storage	12,355	2,951,856
Sovran Self Storage, Inc.	8,280	847,624

		7,623,842

Student Housing - 0.3%
Education Realty Trust, Inc.	28,460	1,370,064

		39,809,441

Office - 4.2%
Office - 4.2%
Allied Properties Real Estate Investment Trust	31,164	945,672
alstria office REIT-AG (a)	111,943	1,558,980
Ascendas India Trust	42,900	32,478
Befimmo SA	1,013	68,846
Boston Properties, Inc.	30,322	4,309,666

Company	Shares	U.S. $ Value
Brandywine Realty Trust	82,550	$1,392,618
CA Immobilien Anlagen AG (a)	39,272	738,042
CapitaLand Commercial Trust	915,000	1,030,130
Castellum AB	9,828	148,640
Cominar Real Estate Investment Trust	10,352	141,764
Derwent London PLC	5,916	222,499
Dream Office Real Estate Investment Trust	53,857	780,435
Empire State Realty Trust, Inc. - Class A	50,130	1,052,229
Entra ASA (b)	4,099	43,546
Equity Commonwealth (a)	27,940	838,759
Fabege AB	7,968	142,258
Green REIT PLC	40,139	65,877
Highwoods Properties, Inc.	23,800	1,326,136
Hongkong Land Holdings Ltd.	71,400	458,119
Inmobiliaria Colonial SA	137,636	1,089,084
Investa Office Fund	220,320	767,391
Japan Real Estate Investment Corp.	74	447,375
Kenedix Office Investment Corp. - Class A	176	1,101,121
Kilroy Realty Corp.	6,308	461,809
Liberty Property Trust	10,220	422,904
MCUBS MidCity Investment Corp.	160	584,012
Nippon Building Fund, Inc.	81	498,410
Norwegian Property ASA	16,700	19,773
PSP Swiss Property AG (REG)	2,417	243,691
SL Green Realty Corp.	6,780	798,820
Vornado Realty Trust	11,659	1,252,177
Workspace Group PLC	110,780	1,034,184

		24,017,445

Industrials - 2.2%
Industrial Warehouse Distribution - 1.7%
Ascendas Real Estate Investment Trust	118,600	217,344
DCT Industrial Trust, Inc.	17,980	902,956
Duke Realty Corp.	23,565	678,436
Global Logistic Properties Ltd.	192,300	275,762
GLP J-Reit	450	573,837
Granite Real Estate Investment Trust	18,208	564,994
Macquarie Mexico Real Estate Management SA de CV (a)	374,661	479,366
Prologis, Inc.	36,036	1,963,602
Pure Industrial Real Estate Trust	142,600	596,328
Rexford Industrial Realty, Inc.	68,570	1,567,510
Segro PLC	186,605	1,093,388
Warehouses De Pauw CVA	6,784	699,519
WHA Corp. PCL (a)	206,900	18,653

		9,631,695

Mixed Office Industrial - 0.5%
Axiare Patrimonio SOCIMI SA	42,780	583,608
BR Properties SA	11,840	32,938
Goodman Group	303,398	1,740,106
Kungsleden AB	104,174	776,154

		3,132,806

		12,764,501

Company	Shares	U.S. $ Value
Food Beverage & Tobacco - 0.8%
Agricultural Products - 0.6%
Archer-Daniels-Midland Co.	64,227	$2,895,353
Bunge Ltd.	7,492	493,274
Wilmar International Ltd.	99,100	229,919

		3,618,546

Packaged Foods & Meats - 0.2%
Tyson Foods, Inc. - Class A	11,410	839,776

		4,458,322

Lodging - 0.6%
Lodging - 0.6%
Chesapeake Lodging Trust	22,940	579,694
Host Hotels & Resorts, Inc.	52,723	935,306
Pebblebrook Hotel Trust	26,900	797,585
Summit Hotel Properties, Inc.	67,497	957,108
Wyndham Worldwide Corp.	5,070	360,071

		3,629,764

Mortgage - 0.3%
Mortgage - 0.3%
Blackstone Mortgage Trust, Inc. - Class A	20,090	582,811
Concentradora Hipotecaria SAPI de CV	410,700	587,465
First American Financial Corp.	14,540	607,918

		1,778,194

Real Estate - 0.3%
Developers - 0.1%
Transurban Group	63,970	611,208

Diversified Real Estate Activities - 0.2%
MMC Norilsk Nickel PJSC (ADR)	78,810	1,157,677

		1,768,885

Total Common Stocks (cost $349,208,912)		378,293,840

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 22.6%
United States - 22.6%
U.S. Treasury Inflation Index
0.125%, 4/15/17 - 4/15/18 (TIPS)	$65,570	65,697,009
1.625%, 1/15/18 (TIPS)	23,268	23,976,789
2.375%, 1/15/17 (TIPS) (e)	24,677	24,934,481
2.625%, 7/15/17 (TIPS) (e)	15,371	15,851,776

Total Inflation-Linked Securities (cost $131,112,265)		130,460,055

	Shares
INVESTMENT COMPANIES - 6.8%
Funds and Investment Trusts - 6.8%
BB Progressivo II FII	7,967	294,856

Company	Shares	U.S. $ Value
iShares MSCI Global Metals & Mining Producers ETF	371,901	$4,157,853
iShares U.S. Real Estate ETF	20,390	1,740,694
Kinea Renda Imobiliaria FII	7,048	293,884
SPDR S&P Dividend ETF	174,080	15,021,363
VanEck Vectors Gold Miners ETF	285,770	8,741,704
Vanguard Dividend Appreciation ETF	108,050	9,200,458

Total Investment Companies (cost $35,847,843)		39,450,812

WARRANTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Eastern & Oriental Bhd, expiring 7/21/19 (a)	12,100	609

Health Care - 0.0%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 9/06/18 (a)	88,517	165,831

Total Warrants (cost $151,022)		166,440

SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (f)(g) (cost $32,845,499)	32,845,499	32,845,499

Total Investments - 100.6% (cost $549,165,541) (h)		581,216,646
Other assets less liabilities - (0.6)% (i)		(3,441,552)

Net Assets - 100.0%		$577,775,094

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Cattle Feeder Futures	31	August 2016	$2,238,694	$2,170,775	$(67,919)
Coffee ‘C’ Futures	35	September 2016	1,815,954	1,918,875	102,921
Copper Futures	46	September 2016	2,441,563	2,554,725	113,162
Gold 100 OZ Futures	88	October 2016	11,659,116	11,907,280	248,164
Gold 100 OZ Futures	145	December 2016	19,426,557	19,683,750	257,193
KC HRW Wheat Futures	91	September 2016	1,914,681	1,864,362	(50,319)
Live Cattle Futures	56	October 2016	2,499,530	2,502,640	3,110
LME Nickel Futures	35	September 2016	2,081,088	2,228,940	147,852
Palladium Futures	12	September 2016	668,446	851,700	183,254
Platinum Futures	163	October 2016	8,403,770	9,377,390	973,620
Silver Futures	76	September 2016	6,615,512	7,731,860	1,116,348
Soybean Futures	105	December 2016	2,001,191	1,943,550	(57,641)
WTI Crude Futures	112	May 2017	5,796,388	5,209,120	(587,268)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Cocoa Futures	33	September 2016	$1,010,175	$935,550	$74,625
Lean Hogs Futures	67	October 2016	1,692,935	1,582,540	110,395
LME PRI Aluminum Futures	45	September 2016	1,853,318	1,845,281	8,037
Mini MSCI EAFE Futures	11	September 2016	918,561	924,110	(5,549)
Mini MSCI Emerging Market Futures	73	September 2016	3,053,836	3,217,475	(163,639)
Natural Gas Futures	94	September 2016	2,467,881	2,741,980	(274,099)
S&P 500 E Mini Futures	140	September 2016	14,831,334	15,177,400	(346,066)
S&P/TSX 60 Index Futures	6	September 2016	744,445	777,176	(32,731)
WTI Crude Futures	131	August 2016	5,652,328	5,449,600	202,728

					$1,956,178

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	RUB	377,754	USD	5,637	9/20/16	$(16,008)
Barclays Bank PLC	USD	5,296	IDR	73,611,383	9/20/16	287,393
Barclays Bank PLC	USD	692	TWD	22,320	9/20/16	11,221
BNP Paribas SA	AUD	4,263	USD	3,133	9/20/16	(101,842)
BNP Paribas SA	MXN	116,385	USD	6,183	9/20/16	7,143
BNP Paribas SA	USD	3,792	ARS	59,797	10/05/16	34,862
Brown Brothers Harriman & Co.	EUR	1,747	USD	1,953	9/20/16	(4,194)
Citibank, NA	EUR	10,550	USD	11,694	9/20/16	(124,910)
Citibank, NA	JPY	134,109	USD	1,261	9/20/16	(55,657)
Citibank, NA	USD	11,173	JPY	1,192,575	9/20/16	536,558
Credit Suisse International	TRY	5,127	USD	1,682	9/20/16	(14,507)
Goldman Sachs Bank USA	CNY	40,011	USD	6,033	9/20/16	11,243
Goldman Sachs Bank USA	JPY	1,719,201	USD	16,291	9/20/16	(588,944)
Goldman Sachs Bank USA	USD	898	BRL	3,130	9/20/16	51,798
Goldman Sachs Bank USA	USD	10,766	JPY	1,118,192	9/20/16	212,892
HSBC Bank USA	GBP	4,297	USD	5,993	9/20/16	301,545
HSBC Bank USA	USD	5,127	JPY	522,167	9/20/16	(70)
HSBC Bank USA	USD	3,187	ZAR	48,300	9/20/16	259,406
JPMorgan Chase Bank	USD	1,231	BRL	4,054	9/02/16	6,158
JPMorgan Chase Bank	AUD	6,301	USD	4,589	9/20/16	(192,458)
JPMorgan Chase Bank	CAD	1,826	USD	1,404	9/20/16	4,720
JPMorgan Chase Bank	EUR	3,789	USD	4,219	9/20/16	(25,877)
JPMorgan Chase Bank	GBP	8,823	USD	12,109	9/20/16	422,018
JPMorgan Chase Bank	USD	6,769	GBP	4,609	9/20/16	(664,026)
JPMorgan Chase Bank	USD	9,097	JPY	926,720	9/20/16	2,055
JPMorgan Chase Bank	USD	5,359	MXN	100,838	9/20/16	(8,350)
Morgan Stanley & Co., Inc.	BRL	1,269	USD	382	8/02/16	(9,550)
Morgan Stanley & Co., Inc.	USD	392	BRL	1,269	8/02/16	(411)
Morgan Stanley & Co., Inc.	CAD	2,045	USD	1,573	9/20/16	6,142
Morgan Stanley & Co., Inc.	JPY	1,795,000	USD	17,389	9/20/16	(235,587)
Morgan Stanley & Co., Inc.	USD	909	MYR	3,695	9/20/16	6,527
Royal Bank of Scotland PLC	CAD	7,451	USD	5,842	9/20/16	133,375
Royal Bank of Scotland PLC	COP	17,170,449	USD	5,652	9/20/16	115,889
Royal Bank of Scotland PLC	EUR	19,702	USD	22,360	9/20/16	288,663

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	GBP	9,718	USD	14,082	9/20/16	$1,210,052
Royal Bank of Scotland PLC	USD	5,649	COP	17,755,212	9/20/16	75,410
Royal Bank of Scotland PLC	USD	5,376	INR	367,056	9/20/16	85,859
Royal Bank of Scotland PLC	USD	12,014	RUB	793,880	9/20/16	(133,737)
Royal Bank of Scotland PLC	USD	582	SGD	788	9/20/16	5,417
Standard Chartered Bank	USD	3,211	HKD	24,889	9/20/16	(819)
Standard Chartered Bank	USD	748	IDR	10,096,953	9/20/16	17,676
Standard Chartered Bank	USD	124	KRW	143,866	9/20/16	5,342
State Street Bank & Trust Co.	BRL	1,302	USD	356	8/02/16	(45,962)
State Street Bank & Trust Co.	USD	718	BRL	2,571	8/02/16	74,875
State Street Bank & Trust Co.	EUR	1,513	USD	1,705	9/20/16	10,147
State Street Bank & Trust Co.	NZD	58	USD	41	9/20/16	(628)
State Street Bank & Trust Co.	USD	1,784	CHF	1,709	9/20/16	(15,678)
State Street Bank & Trust Co.	USD	8,495	GBP	6,282	9/20/16	(173,739)
State Street Bank & Trust Co.	USD	1,286	JPY	134,109	9/20/16	30,347
State Street Bank & Trust Co.	USD	5,469	NOK	44,728	9/20/16	(167,316)
State Street Bank & Trust Co.	USD	345	SEK	2,803	9/20/16	(16,403)
State Street Bank & Trust Co.	USD	1,409	THB	49,675	9/20/16	16,188

						$1,634,248

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$27,000	5/11/19	1.640%	CPI	#	$(22,681)
Deutsche Bank AG	28,330	3/09/19	1.508%	CPI	#	(40,560)
Deutsche Bank AG	8,719	3/25/25	2.205%	CPI	#	(193,336)
Deutsche Bank AG	38,982	3/25/25	2.205%	CPI	#	(864,392)
Deutsche Bank AG	46,779	3/25/25	2.205%	CPI	#	(1,037,283)
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	(411,116)
Deutsche Bank AG	37,975	3/26/25	2.170%	CPI	#	(774,458)
Deutsche Bank AG	54,500	7/30/25	2.278%	CPI	#	(1,310,689)
JPMorgan Chase Bank, NA	76,719	3/30/25	2.170%	CPI	#	(1,553,145)
JPMorgan Chase Bank, NA	76,719	4/01/25	2.170%	CPI	#	(1,556,427)

						$(7,764,087)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Bloomberg Commodity Index 2 Month Forwards	457,386	0.11%	$88,077	9/15/16	$(2,346,473)
JPMorgan Chase Bank, NA
Bloomberg Commodity Index 2 Month Forwards	48,392	0.11%	9,319	9/15/16	(248,260)
Bloomberg Commodity Index 2 Month Forwards	435,454	0.11%	83,853	9/15/16	(2,233,957)

					$(4,828,690)

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $3,471,736 or 0.6% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,301,076.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,120,552 and gross unrealized depreciation of investments was $(13,069,447), resulting in net unrealized appreciation of $32,051,105.
(i)	An amount of U.S. $4,655,264 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
J-REIT	-	Japanese Real Estate Investment Trust
KC HRW	-	Kansas City Hard Red Winter
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPDR	-	Standard & Poor’s Depository Receipt
TIPS	-	Treasury Inflation Protected Security
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

July 31, 2016 (unaudited)

57.4%	United States
4.2%	Netherlands
4.1%	France
3.8%	United Kingdom
3.7%	Canada
3.4%	Japan
2.8%	Australia
2.1%	Hong Kong
2.1%	China
1.0%	Russia
0.9%	Germany
0.7%	Singapore
0.7%	Luxembourg
7.4%	Other
5.7%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Austria, Belgium, Brazil, Chile, Finland, India, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, South Africa, South Korea, Spain, Sweden, Switzerland, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$74,615,065		$66,277,872		$	– 0	–	$140,892,937
Equity: Other	27,589,474		34,356,685			40,466		61,986,625
Materials	18,628,969		27,773,622			– 0	–(a)	46,402,591
Retail	25,770,348		15,014,787			– 0	–	40,785,135
Residential	24,807,103		15,002,338			– 0	–(a)	39,809,441
Office	13,788,866		10,228,579			– 0	–	24,017,445
Industrials	6,786,130		5,978,371			– 0	–	12,764,501
Food Beverage & Tobacco	4,228,403		229,919			– 0	–	4,458,322
Lodging	3,629,764		– 0	–		– 0	–	3,629,764
Mortgage	1,778,194		– 0	–		– 0	–	1,778,194
Real Estate	717,600		1,051,285			– 0	–	1,768,885
Inflation-Linked Securities	– 0	–	130,460,055			– 0	–	130,460,055
Investment Companies	39,450,812		– 0	–		– 0	–	39,450,812
Warrants	609		165,831			– 0	–	166,440
Short-Term Investments	32,845,499		– 0	–		– 0	–	32,845,499

Total Investments in Securities	274,636,836		306,539,344			40,466		581,216,646

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$3,541,409		$	– 0	–	$	– 0	–	$3,541,409
Forward Currency Exchange Contracts	– 0	–		4,230,921			– 0	–	4,230,921
Liabilities:
Futures	(1,585,231)			– 0	–		– 0	–	(1,585,231)
Forward Currency Exchange Contracts	– 0	–		(2,596,673)			– 0	–	(2,596,673)
Inflation (CPI) Swaps	– 0	–		(7,764,087)			– 0	–	(7,764,087)
Total Return Swaps	– 0	–		(4,828,690)			– 0	–	(4,828,690)

Total(c)	$276,593,014			$295,580,815			$40,466		$572,214,295

(a)	Amount less than $0.50.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Common Stocks - Materials			Common Stocks - Residential
Balance as of 10/31/15	$147,589		$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(107,123)			– 0	–		– 0	–
Purchases	– 0	–		– 0	–		– 0	–
Sales	– 0	–		– 0	–		– 0	–
Transfers in to Level 3	– 0	–		– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 7/31/16	$40,466		$	– 0	–(a)	$	– 0	–(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(107,123)		$	– 0	–	$	– 0	–

	Total
Balance as of 10/31/15	$147,589
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(107,123)
Purchases	– 0	–
Sales	– 0	–
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 7/31/16	$40,466

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(107,123)

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$49,719	$317,629	$334,503	$32,845	$80

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 87.8%
Long-Term Municipal Bonds - 87.8%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$133,230

Arizona - 3.8%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	110	110,332
City of Peoria AZ
Series 2015B
5.00%, 7/15/23	1,000	1,243,600
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44	100	113,237
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	127,846

		1,595,015

California - 0.7%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	281,797

Colorado - 2.7%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	196,115
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	234,002
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	560	705,259

		1,135,376

Connecticut - 3.2%
Connecticut State Health & Educational Facility Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/53 (a)	100	108,224
State of Connecticut
Series 2015F
5.00%, 11/15/26	1,000	1,252,030

		1,360,254

	Principal Amount (000)	U.S. $ Value
Delaware - 4.8%
State of Delaware
Series 2016D
5.00%, 7/01/22	$1,650	$2,024,698

District of Columbia - 0.3%
District of Columbia (Friendship Public Charter School, Inc.)
Series 2016A
5.00%, 6/01/46	100	112,378

Florida - 9.1%
Bexley Community Development District
Series 2016
4.875%, 5/01/47	100	101,270
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	290	364,997
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (b)	100	90,323
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	654,144
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	100	119,719
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	962,083
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	317,017
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	519,886
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	100	103,043
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (a)	100	108,521
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	464,897

		3,805,900

	Principal Amount (000)	U.S. $ Value
Georgia - 0.9%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	$310	$361,448

Hawaii - 1.4%
State of Hawaii
Series 2015E
5.00%, 10/01/23	460	577,442

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	112,814

Illinois - 7.3%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	140	128,493
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	335	391,525
City of Chicago IL
Series 2015A
5.00%, 1/01/19	100	103,460
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2015
6.00%, 12/01/30 (c)(d)	100	102,500
Illinois Finance Authority
Series 2016A
6.33%, 5/15/48	85	85,193
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)	50	34,892
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016C
2.00%, 5/15/55 (e)	15	524
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2015
5.25%, 5/15/50	100	108,021
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	293,845
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	554,317
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	600	677,976
State of Illinois
Series 2012
5.00%, 3/01/31	100	107,433
Series 2013
5.50%, 7/01/25	270	310,389

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 5/01/35	$130	$140,737

		3,039,305

Indiana - 1.2%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	177,981
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	213,201
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	115,022

		506,204

Kentucky - 0.8%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	65	67,133
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30 (f)	225	276,228

		343,361

Louisiana - 0.6%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	117,946
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23 (b)(g)	250	144,375

		262,321

Maine - 0.5%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	165	198,332

Maryland - 0.9%
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	392,072

Massachusetts - 3.4%
Commonwealth of Massachusetts
NATL Series 2000E

	Principal Amount (000)	U.S. $ Value
0.525%, 12/01/30 (h)	$125	$114,061
AGM Series 2006B
5.25%, 9/01/24	1,000	1,296,620

		1,410,681

Michigan - 3.4%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	115	135,900
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015E
5.75%, 8/22/16 (a)	200	200,172
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	796,358
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	277,563

		1,409,993

Minnesota - 0.6%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	200	238,628

Missouri - 0.2%
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	100	103,702

Nebraska - 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	112,274

Nevada - 3.0%
County of Clark NV
Series 2016A
5.00%, 11/01/24	1,000	1,271,340

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	131,466

New Jersey - 3.3%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	140	147,043

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	$30	$34,184
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	285,004
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	95,362
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	266,467
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	376,154
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	185	181,887

		1,386,101

New York - 7.9%
City of New York NY
Series 2013J
5.00%, 8/01/21	340	405,361
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	380,429
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	527,846
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.683%, 1/01/39 (h)	200	177,997
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	440,022
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/24	1,000	1,264,160
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	120	122,603

		3,318,418

Ohio - 4.1%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2

	Principal Amount (000)	U.S. $ Value
5.875%, 6/01/47	$170	$168,193
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	531,045
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	230,483
Series 2014A
5.00%, 2/15/21	110	130,097
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	443,672
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	100	104,328
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	100	100,350

		1,708,168

Pennsylvania - 2.6%
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	539,955
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	100	111,576
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	100	104,123
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/38	300	352,215

		1,107,869

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	97,000

South Carolina - 0.7%
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	250	302,605

	Principal Amount (000)	U.S. $ Value
Tennessee - 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/35	$215	$262,134

Texas - 15.4%
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	113,770
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	311,264
Series 2015
5.00%, 9/01/31	160	191,547
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	737,830
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	100	108,221
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	285	287,776
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32	500	598,025
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	100	107,006
North Texas Tollway Authority
Series 2015B
5.00%, 1/01/34	250	302,198
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/44	100	106,113
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	113,758
Tarrant Regional Water District
Series 2015
5.00%, 3/01/23	325	400,803
Texas Transportation Commission State Highway Fund
Series 2014A
5.00%, 4/01/20	1,300	1,496,092
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.25%, 8/15/42	$160	$170,611
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	62,374
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	935,649
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	393,263

		6,436,300

Virginia - 0.2%
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	100	97,236

Washington - 2.3%
City of Seattle WA
Series 2014
5.00%, 5/01/17	125	129,250
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	510	607,313
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	100	110,904
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	100	118,081

		965,548

West Virginia - 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
0.893%, 2/15/34 (h)	100	91,512

Wisconsin - 0.3%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	100	108,098

Total Municipal Obligations (cost $34,615,766)		36,801,020

CORPORATES - INVESTMENT GRADE - 4.4%
Financial Institutions - 2.4%
Banking - 2.4%
American Express Co.
7.00%, 3/19/18	90	98,122

	Principal Amount (000)	U.S. $ Value
Bank of America Corp.
6.875%, 11/15/18	$165	$183,992
JPMorgan Chase & Co.
1.183% (LIBOR 3 Month + 0.51%), 3/01/18 (i)	120	119,954
6.00%, 1/15/18	65	69,360
Morgan Stanley
Series G
2.45%, 2/01/19	185	189,140
PNC Bank NA
1.45%, 7/29/19	250	250,472
Regions Financial Corp.
2.00%, 5/15/18	90	90,267

		1,001,307

Industrial - 1.8%
Basic - 0.3%
Glencore Funding LLC
2.125%, 4/16/18 (a)	105	103,941

Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
3.10%, 1/15/19	100	102,249

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	85	92,598

Consumer Cyclical - Retailers - 0.2%
Dollar General Corp.
1.875%, 4/15/18	100	100,797

Consumer Non-Cyclical - 0.8%
AbbVie, Inc.
2.00%, 11/06/18	100	101,307
Amgen, Inc.
5.70%, 2/01/19	85	94,187
Celgene Corp.
2.125%, 8/15/18	100	101,452
Newell Brands, Inc.
2.60%, 3/29/19	50	51,422

		348,368

		747,953

Utility - 0.2%
Electric - 0.2%
Southern Power Co.
1.85%, 12/01/17	80	80,633

Total Corporates - Investment Grade (cost $1,800,071)		1,829,893

ASSET-BACKED SECURITIES - 1.9%
Autos - Fixed Rate - 1.2%
Ally Auto Receivables Trust
Series 2016-2, Class A4
1.60%, 1/15/21	100	99,916
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21	100	100,672

	Principal Amount (000)	U.S. $ Value
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	$100	$100,556
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	38	37,914
Mercedes Benz Auto Lease Trust
Series 2016-A, Class A3
1.52%, 3/15/19	100	100,553
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	67	66,279

		505,890

Credit Cards - Fixed Rate - 0.5%
American Express Credit Account Master Trust
Series 2014-4, Class A
1.43%, 6/15/20	100	100,529
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04%, 3/15/22	100	101,516

		202,045

Credit Cards - Floating Rate - 0.2%
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
0.961% (LIBOR 1 Month + 0.48%), 6/15/20 (a)(i)	100	99,908

Total Asset-Backed Securities (cost $804,731)		807,843

GOVERNMENTS - TREASURIES - 1.7%
United States - 1.7%
U.S. Treasury Notes
1.25%, 3/31/21 (cost $704,385)	700	707,492

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Risk Share Floating Rate - 0.4%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
2.088% (LIBOR 1 Month + 1.60%), 1/25/24 (i)	55	54,777
Series 2014-C02, Class 1M1
1.438% (LIBOR 1 Month + 0.95%), 5/25/24 (i)	56	55,540
Series 2014-C02, Class 2M1
1.438% (LIBOR 1 Month + 0.95%), 5/25/24 (i)	40	40,229

Total Collateralized Mortgage Obligations (cost $149,352)		150,546

	Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A2
2.674%, 4/10/48 (cost $102,834)	$100	$103,351

	Shares
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (j)(k) (cost $1,235,963)	1,235,963	1,235,963

Total Investments - 99.4% (cost $39,413,102) (l)		41,636,108
Other assets less liabilities - 0.6%		266,457

Net Assets - 100.0%		$41,902,565

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$400	12/14/20	1.548%	CPI	#	$(804)
Deutsche Bank AG	450	7/15/20	1.265%	CPI	#	7,884

						$7,080

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$500	6/07/22	0.906%	SIFMA	*	$(4,141)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $1,593,799 or 3.8% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc.
(Million Air One LLC)
Series 2011	12/19/14	$95,281	$90,323	0.22%
Illinois Finance Authority
(Greenfields of Geneva)
Series 2010A	12/18/13	48,097	34,892	0.08%
Louisiana Public Facilities Authority
(Louisiana Pellets, Inc.)
Series 2014A	7/31/14	250,000	144,375	0.34%

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.24% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL
(Goldblatts Supportive Living Project) Series 2015
6.00%, 12/01/30	5/27/15	$100,000	$102,500	0.24%

(e)	Illiquid security.
(f)	When-Issued or delayed delivery security.
(g)	Defaulted.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2016 and the aggregate market value of these securities amounted to $383,570 or 0.92% of net assets.
(i)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,361,629 and gross unrealized depreciation of investments was $(138,623), resulting in net unrealized appreciation of $2,223,006.

As of July 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
CMBS	-	Commercial Mortgage-Backed Securities
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
LIBOR	-	London Interbank Offered Rates
XLCA	-	XL Capital Assurance Inc.

AB Tax-Aware Fixed Income Portfolio

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$34,474,569		$2,326,451		$36,801,020
Corporates - Investment Grade		– 0	–	1,829,893		– 0	–	1,829,893
Asset-Backed Securities		– 0	–	807,843		– 0	–	807,843
Governments - Treasuries		– 0	–	707,492		– 0	–	707,492
Collateralized Mortgage Obligations		– 0	–	150,546		– 0	–	150,546
Commercial Mortgage-Backed Securities		– 0	–	103,351		– 0	–	103,351
Short-Term Investments		1,235,963		– 0	–	– 0	–	1,235,963

Total Investments in Securities		1,235,963		38,073,694		2,326,451		41,636,108

Other Financial Instruments(a):
Assets:
Inflation (CPI) Swaps		– 0	–	7,884		– 0	–	7,884
Liabilities:
Inflation (CPI) Swaps		– 0	–	(804)		– 0	–	(804)
Interest Rate Swaps		– 0	–	(4,141)		– 0	–	(4,141)

Total(b)		$1,235,963		$38,076,633		$2,326,451		$41,639,047

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/15	$1,840,984		$1,840,984
Accrued discounts/(premiums)	(275)		(275)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(19,165)		(19,165)
Purchases	570,109		570,109
Sales	(65,202)		(65,202)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/16	$2,326,451		$2,326,451

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(24,036)		$(24,036)

As of July 31, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$2,386	$18,730	$19,880	$1,236	$2

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016